UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert High Yield Bond Fund

Class A CYBAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$523,127,612
# of Portfolio Holdings	328
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
85.6%
Short-Term Investments
7.7%
Senior Floating-Rate Loans
5.3%
Other†
1.4%

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Senior Floating-Rate Loans	5.3%
Short-Term Investments	7.7%
Corporate Bonds	85.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.5%
CCC or Lower	11.6%
B	35.7%
BB	49.1%
BBB	2.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CYBAX-TSR-SAR

Calvert High Yield Bond Fund

Class C CHBCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$523,127,612
# of Portfolio Holdings	328
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Senior Floating-Rate Loans	5.3%
Short-Term Investments	7.7%
Corporate Bonds	85.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.5%
CCC or Lower	11.6%
B	35.7%
BB	49.1%
BBB	2.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CHBCX-TSR-SAR

Calvert High Yield Bond Fund

Class I CYBIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$523,127,612
# of Portfolio Holdings	328
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Senior Floating-Rate Loans	5.3%
Short-Term Investments	7.7%
Corporate Bonds	85.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.5%
CCC or Lower	11.6%
B	35.7%
BB	49.1%
BBB	2.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CYBIX-TSR-SAR

Calvert High Yield Bond Fund

Class R6 CYBRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$523,127,612
# of Portfolio Holdings	328
Portfolio Turnover Rate	17%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.4%
Senior Floating-Rate Loans	5.3%
Short-Term Investments	7.7%
Corporate Bonds	85.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.5%
CCC or Lower	11.6%
B	35.7%
BB	49.1%
BBB	2.1%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CYBRX-TSR-SAR

Calvert Income Fund

Class A CFICX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,444,370,379
# of Portfolio Holdings	464
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds 35.8%
U.S. Government Agency Mortgage-Backed Securities 13.3%
Short-Term Investments 10.7%
U.S. Treasury Obligations 10.7%
Asset-Backed Securities 8.8%
Collateralized Mortgage Obligations 8.8%
Commercial Mortgage-Backed Securities 5.1%
Senior Floating-Rate Loans 4.5%
Other† 2.3%

Table Summary
Value	Value
OtherFootnote Reference†	2.3%
Senior Floating-Rate Loans	4.5%
Commercial Mortgage-Backed Securities	5.1%
Collateralized Mortgage Obligations	8.8%
Asset-Backed Securities	8.8%
U.S. Treasury Obligations	10.7%
Short-Term Investments	10.7%
U.S. Government Agency Mortgage-Backed Securities	13.3%
Corporate Bonds	35.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.5%
Not Rated	9.5%
CCC or Lower	1.7%
B	5.8%
BB	8.6%
BBB	39.3%
A	13.1%
AA	4.2%
AAA	16.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFICX-TSR-SAR

Calvert Income Fund

Class C CIFCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,444,370,379
# of Portfolio Holdings	464
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.3%
Senior Floating-Rate Loans	4.5%
Commercial Mortgage-Backed Securities	5.1%
Collateralized Mortgage Obligations	8.8%
Asset-Backed Securities	8.8%
U.S. Treasury Obligations	10.7%
Short-Term Investments	10.7%
U.S. Government Agency Mortgage-Backed Securities	13.3%
Corporate Bonds	35.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.5%
Not Rated	9.5%
CCC or Lower	1.7%
B	5.8%
BB	8.6%
BBB	39.3%
A	13.1%
AA	4.2%
AAA	16.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CIFCX-TSR-SAR

Calvert Income Fund

Class I CINCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,444,370,379
# of Portfolio Holdings	464
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.3%
Senior Floating-Rate Loans	4.5%
Commercial Mortgage-Backed Securities	5.1%
Collateralized Mortgage Obligations	8.8%
Asset-Backed Securities	8.8%
U.S. Treasury Obligations	10.7%
Short-Term Investments	10.7%
U.S. Government Agency Mortgage-Backed Securities	13.3%
Corporate Bonds	35.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.5%
Not Rated	9.5%
CCC or Lower	1.7%
B	5.8%
BB	8.6%
BBB	39.3%
A	13.1%
AA	4.2%
AAA	16.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CINCX-TSR-SAR

Calvert Income Fund

Class R6 CINRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,444,370,379
# of Portfolio Holdings	464
Portfolio Turnover Rate	85%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.3%
Senior Floating-Rate Loans	4.5%
Commercial Mortgage-Backed Securities	5.1%
Collateralized Mortgage Obligations	8.8%
Asset-Backed Securities	8.8%
U.S. Treasury Obligations	10.7%
Short-Term Investments	10.7%
U.S. Government Agency Mortgage-Backed Securities	13.3%
Corporate Bonds	35.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	1.5%
Not Rated	9.5%
CCC or Lower	1.7%
B	5.8%
BB	8.6%
BBB	39.3%
A	13.1%
AA	4.2%
AAA	16.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CINRX-TSR-SAR

Calvert Core Bond Fund

Class A CLDAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,235,391,540
# of Portfolio Holdings	413
Portfolio Turnover Rate	152%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
25.0%
U.S. Government Agency Mortgage-Backed Securities
23.7%
U.S. Treasury Obligations
20.8%
Asset-Backed Securities
11.0%
Commercial Mortgage-Backed Securities
7.7%
Short-Term Investments
5.8%
Collateralized Mortgage Obligations
4.5%
Sovereign Government Bonds
1.0%
Other†
0.5%

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Sovereign Government Bonds	1.0%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	5.8%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	20.8%
U.S. Government Agency Mortgage-Backed Securities	23.7%
Corporate Bonds	25.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	(0.6%)
Not Rated	0.8%
B	0.5%
BB	0.4%
BBB	16.9%
A	16.0%
AA	7.3%
AAA	58.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLDAX-TSR-SAR

Calvert Core Bond Fund

Class I CLDIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,235,391,540
# of Portfolio Holdings	413
Portfolio Turnover Rate	152%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Sovereign Government Bonds	1.0%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	5.8%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	20.8%
U.S. Government Agency Mortgage-Backed Securities	23.7%
Corporate Bonds	25.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	(0.6%)
Not Rated	0.8%
B	0.5%
BB	0.4%
BBB	16.9%
A	16.0%
AA	7.3%
AAA	58.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLDIX-TSR-SAR

Calvert Core Bond Fund

Class R6 CLDRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,235,391,540
# of Portfolio Holdings	413
Portfolio Turnover Rate	152%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.5%
Sovereign Government Bonds	1.0%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	5.8%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	11.0%
U.S. Treasury Obligations	20.8%
U.S. Government Agency Mortgage-Backed Securities	23.7%
Corporate Bonds	25.0%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash and Equivalents	(0.6%)
Not Rated	0.8%
B	0.5%
BB	0.4%
BBB	16.9%
A	16.0%
AA	7.3%
AAA	58.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CLDRX-TSR-SAR

Calvert Mortgage Access Fund

Class A CMMAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,924,160
# of Portfolio Holdings	214
Portfolio Turnover Rate	241%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Collateralized Mortgage Obligations
50.1%
U.S. Government Agency Mortgage-Backed Securities
45.9%
Government National Mortgage Association Participation Agreements
3.1%
Short-Term Investments
0.3%
Other†
0.6%

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Government National Mortgage Association Participation Agreements	3.1%
U.S. Government Agency Mortgage-Backed Securities	45.9%
Collateralized Mortgage Obligations	50.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
B	8.0%
BB	2.1%
BBB	3.8%
A	7.5%
AA	78.1%
AAA	0.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMMAX-TSR-SAR

Calvert Mortgage Access Fund

Class C CMMCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,924,160
# of Portfolio Holdings	214
Portfolio Turnover Rate	241%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Government National Mortgage Association Participation Agreements	3.1%
U.S. Government Agency Mortgage-Backed Securities	45.9%
Collateralized Mortgage Obligations	50.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
B	8.0%
BB	2.1%
BBB	3.8%
A	7.5%
AA	78.1%
AAA	0.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMMCX-TSR-SAR

Calvert Mortgage Access Fund

Class I CMMIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,924,160
# of Portfolio Holdings	214
Portfolio Turnover Rate	241%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Government National Mortgage Association Participation Agreements	3.1%
U.S. Government Agency Mortgage-Backed Securities	45.9%
Collateralized Mortgage Obligations	50.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
B	8.0%
BB	2.1%
BBB	3.8%
A	7.5%
AA	78.1%
AAA	0.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMMIX-TSR-SAR

Calvert Mortgage Access Fund

Class R6 CMMRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$103,924,160
# of Portfolio Holdings	214
Portfolio Turnover Rate	241%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.3%
Government National Mortgage Association Participation Agreements	3.1%
U.S. Government Agency Mortgage-Backed Securities	45.9%
Collateralized Mortgage Obligations	50.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
B	8.0%
BB	2.1%
BBB	3.8%
A	7.5%
AA	78.1%
AAA	0.5%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Agency, LLC ("Kroll") for securitized debt instruments only (such as asset-backed and mortgage-backed securities), or if unrated, considered to be of comparable credit quality by the Fund’s investment adviser. If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CMMRX-TSR-SAR

Calvert Short Duration Income Fund

Class A CSDAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,824,808,282
# of Portfolio Holdings	411
Portfolio Turnover Rate	99%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
35.5%
Asset-Backed Securities
19.5%
U.S. Treasury Obligations
12.0%
Collateralized Mortgage Obligations
11.5%
Commercial Mortgage-Backed Securities
7.9%
Short-Term Investments
6.3%
U.S. Government Agency Mortgage-Backed Securities
5.5%
Senior Floating-Rate Loans
1.2%
Other†
0.6%

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.2%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	11.5%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	19.5%
Corporate Bonds	35.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	5.4%
Not Rated	2.7%
C	0.1%
CCC	0.2%
B	1.2%
BB	2.7%
BBB	20.5%
A	20.2%
AA	34.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSDAX-TSR-SAR

Calvert Short Duration Income Fund

Class C CDICX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,824,808,282
# of Portfolio Holdings	411
Portfolio Turnover Rate	99%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.2%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	11.5%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	19.5%
Corporate Bonds	35.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	5.4%
Not Rated	2.7%
C	0.1%
CCC	0.2%
B	1.2%
BB	2.7%
BBB	20.5%
A	20.2%
AA	34.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDICX-TSR-SAR

Calvert Short Duration Income Fund

Class I CDSIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,824,808,282
# of Portfolio Holdings	411
Portfolio Turnover Rate	99%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.2%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	11.5%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	19.5%
Corporate Bonds	35.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	5.4%
Not Rated	2.7%
C	0.1%
CCC	0.2%
B	1.2%
BB	2.7%
BBB	20.5%
A	20.2%
AA	34.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDSIX-TSR-SAR

Calvert Short Duration Income Fund

Class R6 CDSRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$2,824,808,282
# of Portfolio Holdings	411
Portfolio Turnover Rate	99%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.6%
Senior Floating-Rate Loans	1.2%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Short-Term Investments	6.3%
Commercial Mortgage-Backed Securities	7.9%
Collateralized Mortgage Obligations	11.5%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	19.5%
Corporate Bonds	35.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	5.4%
Not Rated	2.7%
C	0.1%
CCC	0.2%
B	1.2%
BB	2.7%
BBB	20.5%
A	20.2%
AA	34.4%
AAA	12.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CDSRX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class A CULAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$701,520,224
# of Portfolio Holdings	239
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds
48.9%
U.S. Treasury Obligations
16.0%
Asset-Backed Securities
13.4%
Collateralized Mortgage Obligations
11.8%
Short-Term Investments
6.1%
Commercial Mortgage-Backed Securities
2.8%
Other†
1.0%

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Commercial Mortgage-Backed Securities	2.8%
Short-Term Investments	6.1%
Collateralized Mortgage Obligations	11.8%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.0%
Corporate Bonds	48.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	2.5%
Not Rated	0.6%
BB	0.5%
BBB	24.4%
A	22.0%
AA	37.7%
AAA	12.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CULAX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class I CULIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$701,520,224
# of Portfolio Holdings	239
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Commercial Mortgage-Backed Securities	2.8%
Short-Term Investments	6.1%
Collateralized Mortgage Obligations	11.8%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.0%
Corporate Bonds	48.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	2.5%
Not Rated	0.6%
BB	0.5%
BBB	24.4%
A	22.0%
AA	37.7%
AAA	12.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CULIX-TSR-SAR

Calvert Ultra-Short Duration Income Fund

Class R6 CULRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$701,520,224
# of Portfolio Holdings	239
Portfolio Turnover Rate	46%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.0%
Commercial Mortgage-Backed Securities	2.8%
Short-Term Investments	6.1%
Collateralized Mortgage Obligations	11.8%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.0%
Corporate Bonds	48.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash	2.5%
Not Rated	0.6%
BB	0.5%
BBB	24.4%
A	22.0%
AA	37.7%
AAA	12.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CULRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
High Yield Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
High Yield Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 0.6%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A(1)	2,000	$ 431,760
		$ 431,760
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,981,700
		$ 1,981,700
Paper — 0.1%
Enviva LLC(1)(2)	34,492	$ 646,725
		$ 646,725
Total Common Stocks (identified cost $1,814,057)		$3,060,185

Convertible Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Homebuilders/Real Estate — 0.4%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,050	$ 2,001,873
Total Convertible Bonds (identified cost $2,000,668)		$ 2,001,873

Convertible Preferred Stocks — 0.5%

Security	Shares	Value
Building Materials — 0.5%
QXO, Inc., 4.75%(1)(2)	248	$ 2,480,000
Total Convertible Preferred Stocks (identified cost $2,480,000)		$ 2,480,000

Corporate Bonds — 88.7%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 1.7%
Amentum Holdings, Inc., 7.25%, 8/1/32(3)	2,682	$ 2,777,922
Axon Enterprise, Inc.:
6.125%, 3/15/30(3)	475	484,047
6.25%, 3/15/33(3)	360	367,773
Moog, Inc.:
4.25%, 12/15/27(3)	1,357	1,361,043
5.50%, 10/15/34(3)	690	693,892
Security	Principal Amount* (000's omitted)	Value
Aerospace (continued)
Science Applications International Corp.:
4.875%, 4/1/28(3)	2,434	$ 2,397,324
5.875%, 11/1/33(3)	905	884,120
		$ 8,966,121
Automotive & Auto Parts — 3.1%
Belron U.K. Finance PLC, 5.75%, 10/15/29(3)	2,286	$ 2,301,922
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(3)	3,238	3,313,138
6.75%, 9/15/32(3)	1,295	1,306,176
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(3)	1,110	1,043,955
Ford Motor Co., 4.75%, 1/15/43	2,109	1,594,528
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	1,300	1,370,209
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)	2,139	867,140
Wand NewCo 3, Inc., 7.625%, 1/30/32(3)	4,543	4,647,634
		$16,444,702
Broadcasting — 2.7%
Discovery Communications LLC:
3.625%, 5/15/30	376	$350,047
4.125%, 5/15/29	234	226,143
Discovery Global Holdings, Inc.:
4.054%, 3/15/29	189	182,976
4.279%, 3/15/32	752	666,460
5.05%, 3/15/42	609	402,735
Nexstar Media, Inc.:
6.50%, 9/15/33(3)	2,610	2,631,465
7.25%, 4/15/34(3)(4)	1,575	1,581,358
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(3)(4)	3,541	3,671,112
8.75%, 7/1/34(3)(4)	2,448	2,564,394
Univision Communications, Inc.:
8.50%, 7/31/31(3)	725	729,100
9.375%, 8/1/32(3)	904	932,349
		$13,938,139
Building Materials — 4.4%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(3)	2,420	$2,500,167
Builders FirstSource, Inc., 6.375%, 3/1/34(3)	3,500	3,459,634
CP Atlas Buyer, Inc.:
9.75%, 7/15/30(3)	1,184	1,111,490
12.75%, (7.00% cash and 5.75% PIK), 1/15/31(3)	502	388,423
JH North America Holdings, Inc.:
5.875%, 1/31/31(3)	2,093	2,077,064
6.125%, 7/31/32(3)	757	755,202
Masterbrand, Inc., 7.00%, 7/15/32(3)(5)	2,088	2,041,779
Park River Holdings, Inc.:
8.00%, 3/15/31(3)	2,110	2,101,860
8.75%, 12/31/30(3)(5)	452	418,567

1
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(3)	3,344	$ 3,320,871
Standard Industries, Inc.:
3.375%, 1/15/31(3)	1,121	1,005,544
4.375%, 7/15/30(3)	2,128	2,007,076
4.75%, 1/15/28(3)	2,000	1,978,493
		$ 23,166,170
Cable/Satellite TV — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(3)	1,186	$1,081,732
4.25%, 1/15/34(3)(5)	1,374	1,176,726
4.50%, 8/15/30(3)	1,574	1,471,845
4.75%, 3/1/30(3)	1,629	1,546,742
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	1,200	743,415
3.90%, 6/1/52	785	500,214
CSC Holdings LLC:
3.375%, 2/15/31(3)	936	550,890
4.125%, 12/1/30(3)	608	365,529
11.75%, 1/31/29(3)	1,396	1,010,383
Versant Media Group, Inc., 7.25%, 1/30/31(3)	2,473	2,532,899
		$10,980,375
Capital Goods — 3.1%
Arcosa, Inc., 6.875%, 8/15/32(3)	2,285	$2,343,069
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(3)(6)	1,678	1,705,589
Calderys Financing LLC, 11.25%, 6/1/28(3)	2,000	2,070,170
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(3)	2,094	2,132,339
Esab Corp., 6.25%, 4/15/29(3)	2,044	2,077,008
JB Poindexter & Co., Inc., 8.75%, 12/15/31(3)	1,707	1,732,298
Madison IAQ LLC, 5.875%, 6/30/29(3)	1,005	986,241
New Flyer Holdings, Inc., 9.25%, 7/1/30(3)	3,026	3,236,778
		$16,283,492
Chemicals — 2.7%
Avient Corp.:
6.25%, 11/1/31(3)	870	$876,807
7.125%, 8/1/30(3)	2,183	2,219,744
Celanese U.S. Holdings LLC:
6.50%, 4/15/30(5)	500	510,584
7.20%, 11/15/33	2,278	2,432,178
7.375%, 2/15/34(5)	914	937,206
Compass Minerals International, Inc., 8.00%, 7/1/30(3)	1,320	1,366,947
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(3)	1,000	977,733
7.25%, 2/15/33(3)	3,470	3,313,802
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
SNF Group SACA:
2.625%, 2/1/29(7)	EUR	1,289	$ 1,439,623
2.625%, 2/1/29(3)	EUR	100	111,685
WR Grace Holdings LLC, 7.375%, 3/1/31(3)		129	129,432
			$ 14,315,741
Consumer Products — 2.1%
Acushnet Co., 5.625%, 12/1/33(3)		2,245	$ 2,233,240
Edgewell Personal Care Co.:
4.125%, 4/1/29(3)		1,333	1,260,135
5.50%, 6/1/28(3)		954	949,412
Somnigroup International, Inc., 3.875%, 10/15/31(3)		4,110	3,740,135
Spectrum Brands, Inc., 3.875%, 3/15/31(3)		3,071	2,665,987
			$10,848,909
Containers — 2.5%
Ardagh Group SA, 9.50%, 12/1/30(3)		1,170	$1,227,697
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(3)		2,402	2,201,172
6.25%, 1/30/31(3)		1,330	1,319,650
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(3)		1,786	1,678,092
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(3)		1,522	1,441,842
8.75%, 4/15/30(3)		3,207	2,995,190
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,161,338
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(3)		1,083	957,723
			$12,982,704
Diversified Financial Services — 7.3%
Ally Financial, Inc., 4.70% to 5/15/26(8)(9)		2,959	$2,933,954
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(3)		2,592	2,346,214
Azorra Finance Ltd.:
7.25%, 1/15/31(3)		1,004	1,014,617
7.75%, 4/15/30(3)		870	896,810
Burford Capital Global Finance LLC, 8.50%, 1/15/34(3)		2,735	2,352,100
CI Financial Corp., 4.10%, 6/15/51		1,100	730,301
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(3)(5)		742	645,772
5.25%, 4/15/29(3)		1,372	1,277,742
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/1/30(3)		2,450	2,338,252
Diebold Nixdorf, Inc., 7.75%, 3/31/30(3)		3,095	3,226,036
Focus Financial Partners LLC, 6.75%, 9/15/31(3)		2,323	2,309,286
Hightower Holding LLC, 9.125%, 1/31/30(3)		1,997	2,046,352
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(3)		2,280	2,296,769

2
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Cos., Inc.:
6.125%, 8/1/30(3)	1,060	$ 1,070,438
6.375%, 8/1/33(3)	1,590	1,609,071
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(3)	1,699	1,609,917
4.00%, 10/15/33(3)	793	711,422
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(3)	1,945	2,011,727
United Wholesale Mortgage LLC, 5.50%, 4/15/29(3)	1,715	1,606,837
UWM Holdings LLC:
6.25%, 3/15/31(3)	1,445	1,317,154
6.625%, 2/1/30(3)	858	810,009
Walker & Dunlop, Inc., 6.625%, 4/1/33(3)	3,035	2,969,719
		$38,130,499
Diversified Media — 1.7%
Arches Buyer, Inc., 6.125%, 12/1/28(3)(5)	1,493	$1,431,089
Cars.com, Inc., 6.375%, 11/1/28(3)	1,968	1,914,668
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(3)	502	526,252
7.50%, 3/15/33(3)	221	234,203
7.75%, 4/15/28(3)	1,047	1,052,685
7.875%, 4/1/30(3)	241	252,377
Snap, Inc., 6.875%, 3/1/33(3)	1,801	1,702,107
Stagwell Global LLC, 5.625%, 8/15/29(3)	2,116	2,016,352
		$9,129,733
Energy — 0.8%
WBI Operating LLC:
6.25%, 10/15/30(3)	2,030	$2,043,469
6.50%, 10/15/33(3)	2,050	2,035,763
		$4,079,232
Environmental — 1.8%
Clean Harbors, Inc.:
5.125%, 7/15/29(3)	1,000	$988,551
6.375%, 2/1/31(3)	280	284,556
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(3)	1,475	1,448,518
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,631	1,587,011
4.00%, 8/1/28(3)	1,500	1,459,262
4.75%, 6/15/29(3)	1,343	1,318,676
Reworld Holding Corp., 4.875%, 12/1/29(3)	1,948	1,828,024
Wrangler Holdco Corp., 6.625%, 4/1/32(3)	565	582,163
		$9,496,761
Food & Drug Retail — 0.8%
Albertsons Cos., Inc., 5.625%, 3/31/32(3)	2,110	$2,079,049
Security	Principal Amount* (000's omitted)		Value
Food & Drug Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(3)		2,108	$ 2,064,715
			$ 4,143,764
Food, Beverage & Tobacco — 5.0%
BellRing Brands, Inc., 7.00%, 3/15/30(3)		2,032	$ 2,034,022
Chobani Holdco II LLC, 8.75%, 9.50% PIK to 4/1/26, 10/1/29(3)		4,524	4,824,288
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(3)		1,518	1,493,471
7.625%, 7/1/29(3)		1,815	1,856,939
Darling Ingredients, Inc.:
5.25%, 4/15/27(3)		500	500,403
6.00%, 6/15/30(3)		711	716,541
Froneri Lux FinCo SARL:
4.75%, 8/1/32(7)	EUR	570	624,802
6.00%, 8/1/32(3)		1,150	1,122,368
Performance Food Group, Inc.:
4.25%, 8/1/29(3)		2,496	2,399,603
6.125%, 9/15/32(3)		1,288	1,291,989
Pilgrim's Pride Corp., 3.50%, 3/1/32		2,000	1,817,428
Post Holdings, Inc., 6.25%, 2/15/32(3)		3,000	3,034,767
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(3)		1,456	1,459,416
U.S. Foods, Inc., 4.75%, 2/15/29(3)		2,490	2,458,699
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(3)		771	764,843
			$26,399,579
Healthcare — 9.1%
AHP Health Partners, Inc., 5.75%, 7/15/29(3)		478	$473,083
AMN Healthcare, Inc., 4.00%, 4/15/29(3)(5)		1,033	974,161
AthenaHealth Group, Inc., 6.50%, 2/15/30(3)		6,550	6,154,994
Avantor Funding, Inc.:
3.875%, 7/15/28(7)	EUR	600	688,008
4.625%, 7/15/28(3)		1,022	998,099
Concentra Health Services, Inc., 6.875%, 7/15/32(3)		1,701	1,760,729
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,220,786
Fortrea Holdings, Inc., 7.50%, 7/1/30(3)(5)		1,038	984,834
Global Medical Response, Inc., 7.375%, 10/1/32(3)		2,500	2,598,237
HealthEquity, Inc., 4.50%, 10/1/29(3)		2,521	2,442,186
IQVIA, Inc.:
5.00%, 5/15/27(3)		594	592,102
6.25%, 6/1/32(3)		1,625	1,652,204
LifePoint Health, Inc.:
5.375%, 1/15/29(3)(5)		2,679	2,585,632
10.00%, 6/1/32(3)(5)		645	659,500
Medline Borrower LP, 5.25%, 10/1/29(3)		5,489	5,443,981
Molina Healthcare, Inc., 3.875%, 11/15/30(3)		2,502	2,238,626
Option Care Health, Inc., 4.375%, 10/31/29(3)		2,368	2,283,801

3
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44(5)	513	$ 331,530
5.15%, 6/15/30	2,023	1,828,503
Prestige Brands, Inc., 3.75%, 4/1/31(3)	1,119	1,026,424
Surgery Center Holdings, Inc., 7.25%, 4/15/32(3)(5)	3,220	3,166,623
Team Health Holdings, Inc.:
8.375%, 6/30/28(3)	1,806	1,784,133
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(3)	1,518	1,572,201
TEAM Services Holding, Inc., 9.00%, 2/15/33(3)(5)	1,775	1,741,798
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(3)	2,356	2,278,955
		$47,481,130
Homebuilders/Real Estate — 5.2%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(3)	2,032	$2,036,316
8.875%, 9/1/31(3)	1,557	1,650,233
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(3)	5,489	5,713,176
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(3)	1,475	1,460,368
8.375%, 10/1/33(3)	1,475	1,460,335
KB Home:
4.00%, 6/15/31	75	69,253
4.80%, 11/15/29	1,452	1,414,869
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)	2,416	2,332,469
7.375%, 2/15/31(3)	1,187	1,238,371
Risewell Homes, Inc.:
8.50%, 11/1/30(3)	873	854,729
9.25%, 10/1/29(3)	2,794	2,825,843
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)	2,309	2,292,956
5.75%, 1/15/28(3)	306	307,021
5.75%, 11/15/32(3)	450	450,929
TopBuild Corp.:
3.625%, 3/15/29(3)	1,000	953,140
4.125%, 2/15/32(3)	2,051	1,892,860
		$26,952,868
Insurance — 4.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(3)	785	$769,933
6.50%, 10/1/31(3)	317	311,674
6.75%, 10/15/27(3)	4,251	4,250,375
7.00%, 1/15/31(3)	1,104	1,113,960
7.375%, 10/1/32(3)	230	228,091
AmWINS Group, Inc., 4.875%, 6/30/29(3)	2,670	2,559,885
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(3)	3,627	3,443,519
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(3)	2,700	2,803,378
Security	Principal Amount* (000's omitted)		Value
Insurance (continued)
Asurion LLC/Asurion Co-Issuer, Inc.: (continued)
8.375%, 2/1/34(3)		690	$ 670,385
Panther Escrow Issuer LLC, 7.125%, 6/1/31(3)		2,368	2,377,150
Ryan Specialty LLC, 5.875%, 8/1/32(3)		3,212	3,177,213
			$ 21,705,563
Leisure — 0.3%
Motion Bondco DAC, 6.625%, 11/15/27(3)(5)		1,355	$ 1,303,134
Motion Finco SARL, 8.375%, 2/15/32(3)(5)		600	496,437
			$1,799,571
Metals/Mining — 1.1%
Constellium SE:
3.125%, 7/15/29(5)(7)	EUR	1,150	$1,287,049
3.75%, 4/15/29(3)		845	806,594
5.625%, 6/15/28(3)		1,000	995,670
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)		1,721	1,721,000
6.125%, 4/1/29(3)		995	995,193
			$5,805,506
Publishing/Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(3)		874	$867,459
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(3)		860	878,496
8.00%, 8/1/29(3)		2,306	2,304,216
			$4,050,171
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(3)		2,570	$2,641,947
			$2,641,947
Restaurants — 0.3%
Yum! Brands, Inc., 3.625%, 3/15/31		1,824	$1,686,030
			$1,686,030
Services — 5.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(3)(5)		940	$935,683
Clarivate Science Holdings Corp., 4.875%, 7/1/29(3)		1,293	1,123,502
Herc Holdings, Inc.:
5.75%, 3/15/31(3)		285	280,944
6.00%, 3/15/34(3)		345	333,885
7.00%, 6/15/30(3)		955	979,910
7.25%, 6/15/33(3)		1,070	1,097,383
Imola Merger Corp., 4.75%, 5/15/29(3)		3,607	3,508,164
Korn Ferry, 4.625%, 12/15/27(3)		2,366	2,344,718
LBM Acquisition LLC:
6.25%, 1/15/29(3)(5)		300	219,591

4
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
LBM Acquisition LLC: (continued)
9.50%, 6/15/31(3)	2,004	$ 1,746,880
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(3)	970	973,490
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	1,485	1,453,671
RB Global Holdings, Inc.:
6.75%, 3/15/28(3)	1,504	1,524,487
7.75%, 3/15/31(3)	347	359,857
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(3)	2,468	2,145,028
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(3)	1,670	1,706,444
VM Consolidated, Inc., 5.50%, 4/15/29(3)	2,111	2,043,864
WESCO Distribution, Inc.:
5.25%, 4/15/31(3)	340	338,821
6.625%, 3/15/32(3)	1,695	1,737,002
7.25%, 6/15/28(3)	853	858,245
Windsor Holdings III LLC, 8.50%, 6/15/30(3)	2,793	2,896,679
		$28,608,248
Steel — 0.8%
Commercial Metals Co.:
5.75%, 11/15/33(3)	645	$638,822
6.00%, 12/15/35(3)	645	636,535
TMS International Corp., 6.25%, 4/15/29(3)	2,790	2,695,391
		$3,970,748
Super Retail — 5.3%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$679,042
4.625%, 11/15/29(3)	398	385,009
4.75%, 3/1/30	1,118	1,077,985
5.00%, 2/15/32(3)(5)	162	153,561
Bath & Body Works, Inc.:
6.625%, 10/1/30(3)	435	439,373
6.75%, 7/1/36	196	188,176
Champ Acquisition Corp., 8.375%, 12/1/31(3)	1,517	1,593,804
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(3)	2,361	2,442,972
Group 1 Automotive, Inc.:
4.00%, 8/15/28(3)	1,761	1,705,218
6.375%, 1/15/30(3)	380	382,802
Ken Garff Automotive LLC, 4.875%, 9/15/28(3)	1,490	1,467,921
LCM Investments Holdings II LLC:
4.875%, 5/1/29(3)	1,245	1,212,271
8.25%, 8/1/31(3)	1,209	1,259,494
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	958	910,482
4.375%, 1/15/31(3)	1,324	1,245,224
4.625%, 12/15/27(3)	1,173	1,161,057
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(3)(5)	3,747	3,720,317
Men's Wearhouse LLC, 9.00%, 2/1/31(3)(5)	945	970,492
Michaels Cos., Inc., 8.50%, 3/15/33(3)	2,385	2,324,299
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(3)	960	$ 965,390
10.00%, 9/15/33(3)	465	464,455
Sonic Automotive, Inc.:
4.625%, 11/15/29(3)	2,129	2,065,148
4.875%, 11/15/31(3)(5)	816	775,236
		$ 27,589,728
Technology — 3.8%
Black Pearl Compute LLC, 6.125%, 2/15/31(3)	1,025	$1,044,523
Ciena Corp., 4.00%, 1/31/30(3)	706	672,073
Cipher Compute LLC, 7.125%, 11/15/30(3)	1,485	1,540,359
Cloud Software Group, Inc.:
6.50%, 3/31/29(3)	2,582	2,521,466
8.25%, 6/30/32(3)	420	398,679
9.00%, 9/30/29(3)	3,474	3,354,594
Dye & Durham Ltd., 8.625%, 4/15/29(3)(5)	918	769,211
Fair Isaac Corp., 4.00%, 6/15/28(3)	2,050	1,990,898
Insight Enterprises, Inc., 6.625%, 5/15/32(3)	2,010	1,941,708
ON Semiconductor Corp., 3.875%, 9/1/28(3)	1,804	1,741,813
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(3)	1,327	1,475,710
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)	1,511	1,402,601
4.375%, 2/15/30(3)	199	190,476
WULF Compute LLC, 7.75%, 10/15/30(3)	898	949,469
		$19,993,580
Telecommunications — 3.8%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(3)	2,805	$2,786,316
Iliad Holding SAS:
7.00%, 4/15/32(3)	795	796,946
8.50%, 4/15/31(3)	580	607,349
Level 3 Financing, Inc., 7.00%, 3/31/34(3)	426	436,196
Sable International Finance Ltd., 7.125%, 10/15/32(3)	942	931,415
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(3)(5)	1,526	1,555,300
Remove, 8.625%, 6/15/32(3)	1,020	1,039,585
Uniti Services LLC, 7.50%, 10/15/33(3)	3,000	3,121,100
Virgin Media Secured Finance PLC:
4.50%, 8/15/30(3)	790	701,227
5.50%, 5/15/29(3)	1,107	1,062,377
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(3)	1,540	1,326,604
6.75%, 1/15/33(3)	795	711,358
7.75%, 4/15/32(3)	520	499,094
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(3)	1,180	1,234,088
Zegona Finance PLC, 8.625%, 7/15/29(3)	2,707	2,843,942

5
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Ziggo BV, 4.875%, 1/15/30(3)	506	$ 473,011
		$ 20,125,908
Transport Excluding Air & Rail — 0.9%
Carriage Purchaser, Inc., 7.875%, 10/15/29(3)	2,805	$ 2,681,049
Seaspan Corp., 5.50%, 8/1/29(3)	1,874	1,757,639
		$ 4,438,688
Utilities — 5.3%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(3)	440	$ 427,655
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(3)	5,440	5,318,549
Clearway Energy Operating LLC, 4.75%, 3/15/28(3)	1,221	1,205,361
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(3)	1,342	1,283,935
9.25%, 1/15/31(3)	565	589,044
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(3)	2,436	2,288,652
NRG Energy, Inc.:
5.75%, 1/15/28	1,021	1,023,454
5.75%, 1/15/34(3)	1,056	1,042,361
6.00%, 2/1/33(3)	1,036	1,036,927
6.00%, 1/15/36(3)	993	984,562
6.25%, 11/1/34(3)	707	713,213
10.25% to 3/15/28(3)(8)(9)	1,354	1,461,407
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	2,220	2,169,049
TerraForm Power Operating LLC:
4.75%, 1/15/30(3)	1,050	1,006,214
5.00%, 1/31/28(3)	1,402	1,387,272
TransAlta Corp., 5.875%, 2/1/34	1,120	1,115,850
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(3)	924	915,261
7.75%, 4/15/34(3)(5)	975	1,007,577
8.375%, 1/15/31(3)(5)	1,347	1,418,722
8.625%, 3/15/33(3)	1,341	1,417,563
		$27,812,628
Total Corporate Bonds (identified cost $470,857,769)		$463,968,235

Senior Floating-Rate Loans — 5.5%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	$1,067	$ 1,064,500
		$ 1,064,500
Borrower/Description	Principal Amount (000's omitted)	Value
Building Materials — 0.8%
Associated Materials, Inc., Term Loan, 9.667%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	$2,365	$ 1,961,926
CP Atlas Buyer, Inc., Term Loan, 8.918%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	1,075	994,005
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	1,280	1,254,087
		$ 4,210,018
Cable/Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	$1,011	$ 997,412
Term Loan, 9.539%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	309	311,179
		$1,308,591
Capital Goods — 0.5%
EMRLD Borrower LP, Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	$2,297	$2,297,159
		$2,297,159
Healthcare — 0.1%
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	$710	$710,632
		$710,632
Homebuilders/Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	$1,172	$774,778
		$774,778
Insurance — 0.3%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	$1,782	$1,770,444
		$1,770,444
Restaurants — 0.5%
IRB Holding Corp., Term Loan, 6.176%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	$2,815	$2,810,978
		$2,810,978
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.525%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	$1,607	$1,297,271
Specialty Building Products Holdings LLC, Term Loan, 7.518%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	1,162	995,726
		$2,292,997

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail — 1.4%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	$1,799	$ 1,803,452
Mavis Tire Express Services Corp., Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	1,696	1,697,143
Men's Wearhouse, Inc. (The), Term Loan, 9.413%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	1,182	1,183,111
PetSmart, Inc., Term Loan, 7.675%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,751	2,737,849
		$ 7,421,555
Technology — 0.8%
Fortress Intermediate 3, Inc., Term Loan, 6.669%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	$4,162	$ 4,136,455
		$ 4,136,455
Total Senior Floating-Rate Loans (identified cost $29,984,988)		$28,798,107

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(11)	$679,000	$ 0
		$ 0
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(11)	$1,451,000	$ 0
		$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 8.0%
Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(12)	21,234,982	$ 21,234,982
Total Affiliated Fund (identified cost $21,234,982)		$ 21,234,982
Securities Lending Collateral — 3.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(13)	20,701,702	$ 20,701,702
Total Securities Lending Collateral (identified cost $20,701,702)		$ 20,701,702
Total Short-Term Investments (identified cost $41,936,684)		$ 41,936,684
Total Investments — 103.7% (identified cost $549,074,166)		$542,245,084

Other Assets, Less Liabilities — (3.7)%	$(19,117,472)

Net Assets — 100.0%	$523,127,612

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Restricted security. Total market value of restricted securities amounts to $3,126,725, which represents 0.6% of the net assets of the Fund as of March 31, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $432,733,559 or 82.7% of the Fund's net assets.
(4)	When-issued security.
(5)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $20,221,348.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $4,039,482 or 0.7% of the Fund's net assets.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(13)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,259,759	EUR	3,679,138	State Street Bank and Trust Company	6/17/26	$ —	$(7,551)
						$ —	$(7,551)
Restricted Securities
Description	Acquisition Dates	Cost
Enviva LLC	12/6/24	$243,514
QXO, Inc., 4.75%	3/20/26	2,480,000
		$2,723,514

Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $527,839,184) - including $20,221,348 of securities on loan	$521,010,102
Investments in securities of affiliated issuers, at value (identified cost $21,234,982)	21,234,982
Cash	523,783
Cash denominated in foreign currency, at value (cost $7,600)	7,635
Receivable for investments sold	1,481,399
Receivable for capital shares sold	552,509
Interest receivable	8,214,817
Dividends receivable - affiliated	63,172
Securities lending income receivable	6,405
Receivable from affiliates	39,834
Trustees' deferred compensation plan	115,479
Total assets	$553,250,117
Liabilities
Payable for open forward foreign currency exchange contracts	$7,551
Payable for investments purchased	155,656
Payable for when-issued securities	7,626,012
Payable for capital shares redeemed	807,602
Distributions payable	238,157
Deposits for securities loaned	20,701,702
Payable to affiliates:
Investment advisory fee	208,383
Administrative fee	52,738
Distribution and service fees	18,003
Sub-transfer agency fee	21,201
Trustees' deferred compensation plan	115,479
Accrued expenses	170,021
Total liabilities	$30,122,505
Net Assets	$523,127,612
Sources of Net Assets
Paid-in capital	$582,022,994
Accumulated loss	(58,895,382)
Net Assets	$523,127,612
Class A Shares
Net Assets	$66,759,697
Shares Outstanding	2,711,668
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.62
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$25.45
Class C Shares
Net Assets	$4,460,421
Shares Outstanding	178,379
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$25.01
9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$371,041,720
Shares Outstanding	15,289,291
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.27
Class R6 Shares
Net Assets	$80,865,774
Shares Outstanding	3,330,599
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.28

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $219)	$1,244
Dividend income - affiliated issuers	300,513
Interest income	16,156,888
Securities lending income, net	67,290
Other income	30,892
Total investment income	$16,556,827
Expenses
Investment advisory fee	$1,221,288
Administrative fee	305,322
Distribution and service fees:
Class A	84,968
Class C	20,641
Trustees' fees and expenses	14,546
Custodian fees	6,036
Transfer agency fees and expenses	282,868
Accounting fees	54,936
Professional fees	30,496
Registration fees	34,483
Reports to shareholders	18,167
Miscellaneous	19,990
Total expenses	$2,093,741
Waiver and/or reimbursement of expenses by affiliates	$(67,510)
Net expenses	$2,026,231
Net investment income	$14,530,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(88,278)
Foreign currency transactions	(10,520)
Forward foreign currency exchange contracts	64,629
Net realized loss	$(34,169)
Change in unrealized appreciation (depreciation):
Investment securities	$(12,134,041)
Foreign currency	(1,670)
Forward foreign currency exchange contracts	80,676
Net change in unrealized appreciation (depreciation)	$(12,055,035)
Net realized and unrealized loss	$(12,089,204)
Net increase in net assets from operations	$2,441,392
11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,530,596	$27,108,338
Net realized loss	(34,169)	(1,296,944)
Net change in unrealized appreciation (depreciation)	(12,055,035)	4,035,764
Net increase in net assets from operations	$2,441,392	$29,847,158
Distributions to shareholders:
Class A	$(1,876,003)	$(3,539,883)
Class C	(98,999)	(150,420)
Class I	(10,171,721)	(19,187,083)
Class R6	(2,476,613)	(4,465,868)
Total distributions to shareholders	$(14,623,336)	$(27,343,254)
Capital share transactions:
Class A	$(994,049)	$7,669,456
Class C	855,957	1,719,312
Class I	38,139,505	11,754,564
Class R6	(4,008,900)	6,654,456
Net increase in net assets from capital share transactions	$33,992,513	$27,797,788
Net increase in net assets	$21,810,569	$30,301,692
Net Assets
At beginning of period	$501,317,043	$471,015,351
At end of period	$523,127,612	$501,317,043
12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$25.21	$25.06	$23.37	$22.73	$27.47	$26.56
Income (Loss) From Operations
Net investment income(1)	$0.69	$1.37	$1.31	$1.19	$1.03	$1.08
Net realized and unrealized gain (loss)	(0.59)	0.16	1.72	0.67	(4.71)	0.95
Total income (loss) from operations	$0.10	$1.53	$3.03	$1.86	$(3.68)	$2.03
Less Distributions
From net investment income	$(0.69)	$(1.38)	$(1.34)	$(1.22)	$(1.06)	$(1.12)
Total distributions	$(0.69)	$(1.38)	$(1.34)	$(1.22)	$(1.06)	$(1.12)
Net asset value — End of period	$24.62	$25.21	$25.06	$23.37	$22.73	$27.47
Total Return(2)	0.38%(3)	6.31%	13.27%	8.24%	(13.69)%	7.74%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,760	$69,325	$61,223	$48,172	$46,982	$55,740
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.05%(5)	1.04%	1.03%	1.02%	1.02%	1.01%
Net expenses	1.02%(5)(6)	1.01%(6)	1.01%(6)	1.02%(6)	1.02%(6)	1.01%
Net investment income	5.49%(5)	5.49%	5.39%	5.07%	4.03%	3.95%
Portfolio Turnover	17%(3)	35%	41%	24%	28%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$25.60	$25.45	$23.74	$23.08	$27.89	$26.98
Income (Loss) From Operations
Net investment income(1)	$0.60	$1.20	$1.14	$1.03	$0.84	$0.89
Net realized and unrealized gain (loss)	(0.58)	0.16	1.74	0.69	(4.76)	0.95
Total income (loss) from operations	$0.02	$1.36	$2.88	$1.72	$(3.92)	$1.84
Less Distributions
From net investment income	$(0.61)	$(1.21)	$(1.17)	$(1.06)	$(0.89)	$(0.93)
Total distributions	$(0.61)	$(1.21)	$(1.17)	$(1.06)	$(0.89)	$(0.93)
Net asset value — End of period	$25.01	$25.60	$25.45	$23.74	$23.08	$27.89
Total Return(2)	0.05%(3)	5.51%	12.40%	7.48%	(14.33)%	6.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,460	$3,711	$1,970	$2,396	$2,998	$5,199
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.79%(5)	1.79%	1.78%	1.77%	1.77%	1.76%
Net expenses	1.76%(5)(6)	1.76%(6)	1.76%(6)	1.77%(6)	1.77%(6)	1.76%
Net investment income	4.75%(5)	4.73%	4.64%	4.30%	3.24%	3.21%
Portfolio Turnover	17%(3)	35%	41%	24%	28%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$24.85	$24.70	$23.04	$22.40	$27.07	$26.18
Income (Loss) From Operations
Net investment income(1)	$0.71	$1.41	$1.35	$1.23	$1.07	$1.13
Net realized and unrealized gain (loss)	(0.58)	0.16	1.69	0.67	(4.63)	0.93
Total income (loss) from operations	$0.13	$1.57	$3.04	$1.90	$(3.56)	$2.06
Less Distributions
From net investment income	$(0.71)	$(1.42)	$(1.38)	$(1.26)	$(1.11)	$(1.17)
Total distributions	$(0.71)	$(1.42)	$(1.38)	$(1.26)	$(1.11)	$(1.17)
Net asset value — End of period	$24.27	$24.85	$24.70	$23.04	$22.40	$27.07
Total Return(2)	0.52%(3)	6.59%	13.53%	8.55%	(13.47)%	7.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$371,042	$341,417	$328,004	$302,348	$299,339	$380,659
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%(5)	0.79%	0.78%	0.77%	0.77%	0.76%
Net expenses	0.76%(5)(6)	0.76%(6)	0.76%(6)	0.77%(6)	0.77%(6)	0.76%
Net investment income	5.74%(5)	5.74%	5.64%	5.31%	4.27%	4.18%
Portfolio Turnover	17%(3)	35%	41%	24%	28%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$24.86	$24.71	$23.05	$22.41	$27.08	$26.19
Income (Loss) From Operations
Net investment income(1)	$0.72	$1.43	$1.37	$1.25	$1.11	$1.14
Net realized and unrealized gain (loss)	(0.58)	0.16	1.69	0.67	(4.65)	0.95
Total income (loss) from operations	$0.14	$1.59	$3.06	$1.92	$(3.54)	$2.09
Less Distributions
From net investment income	$(0.72)	$(1.44)	$(1.40)	$(1.28)	$(1.13)	$(1.20)
Total distributions	$(0.72)	$(1.44)	$(1.40)	$(1.28)	$(1.13)	$(1.20)
Net asset value — End of period	$24.28	$24.86	$24.71	$23.05	$22.41	$27.08
Total Return(2)	0.55%(3)	6.66%	13.62%	8.64%	(13.39)%	8.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,866	$86,865	$79,819	$73,917	$85,082	$51,035
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.71%(5)	0.71%	0.69%	0.69%	0.69%	0.69%
Net expenses	0.70%(5)(6)	0.70%(6)	0.68%(6)	0.68%(6)	0.69%(6)	0.69%
Net investment income	5.80%(5)	5.81%	5.73%	5.40%	4.47%	4.22%
Portfolio Turnover	17%(3)	35%	41%	24%	28%	43%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022, respectively).
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
17

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,413,460	$646,725	$ —	$3,060,185
Convertible Bonds	—	2,001,873	—	2,001,873
Convertible Preferred Stocks	2,480,000	—	—	2,480,000
Corporate Bonds	—	463,968,235	—	463,968,235
Senior Floating-Rate Loans	—	28,798,107	—	28,798,107
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	21,234,982	—	—	21,234,982
Securities Lending Collateral	20,701,702	—	—	20,701,702
Total Investments	$46,830,144	$495,414,940	$0	$542,245,084
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(7,551)	$ —	$(7,551)
Total	$ —	$(7,551)	$ —	$(7,551)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
18

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
N  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
19

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

O  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $1,221,288.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $11,534 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $55,976.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $305,322.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $84,968 and $20,641 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $664 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received $143 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $42,503 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities and principal repayments on senior floating-rate loans, were $108,067,884 and $84,108,707, respectively.
20

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $51,067,474 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $8,733,079 are short-term and $42,334,395 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$549,877,919
Gross unrealized appreciation	$5,296,181
Gross unrealized depreciation	(12,936,567)
Net unrealized depreciation	$(7,640,386)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $7,551. At March 31, 2026, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
21

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
				Fair Value
Derivative		Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts		$ —	$(7,551)
Total Derivatives subject to master netting agreement	$ —	$(7,551)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(7,551)	$ —	$ —	$ —	$(7,551)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$64,629	$80,676

(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2026, which is indicative of the volume of this derivative type, was approximately $5,495,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
22

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $20,674,438 and the total value of collateral received was $20,966,530, comprised of cash of $20,701,702 and U.S. government and/or agencies securities of $264,828.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$20,701,702	$ —	$ —	$ —	$20,701,702
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2026.
8  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $21,234,982, which represents 4.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$19,229,557	$94,435,694	$(92,430,269)	$ —	$ —	$21,234,982	$300,513	21,234,982
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
23

Calvert
High Yield Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	393,992	$9,894,097	779,582	$19,380,672
Reinvestment of distributions	72,371	1,814,719	136,815	3,411,384
Shares redeemed	(504,997)	(12,702,865)	(609,104)	(15,122,600)
Net increase (decrease)	(38,634)	$(994,049)	307,293	$7,669,456
Class C
Shares sold	60,015	$1,534,435	99,399	$2,517,029
Reinvestment of distributions	3,874	98,614	5,925	150,037
Shares redeemed	(30,456)	(777,092)	(37,761)	(947,754)
Net increase	33,433	$855,957	67,563	$1,719,312
Class I
Shares sold	3,455,700	$85,357,777	3,412,441	$83,732,050
Reinvestment of distributions	376,053	9,292,469	699,124	17,180,903
Shares redeemed	(2,283,660)	(56,510,741)	(3,648,492)	(89,158,389)
Net increase	1,548,093	$38,139,505	463,073	$11,754,564
Class R6
Shares sold	498,958	$12,359,342	1,296,171	$31,843,716
Reinvestment of distributions	76,666	1,895,399	146,847	3,611,279
Shares redeemed	(739,406)	(18,263,641)	(1,178,382)	(28,800,539)
Net increase (decrease)	(163,782)	$(4,008,900)	264,636	$6,654,456
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
24

CYBAX-NCSR 3.31.26

Calvert
Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.5%

Security	Principal Amount* (000's omitted)		Value
AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, 2/16/50(1)		2,142	$ 2,125,915
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,471	1,482,364
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,273,866
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		1,460	1,479,675
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		4,525	4,503,723
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		2,263	2,282,106
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		3,159	3,151,900
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		1,077	1,081,008
Series 2026-1A, Class A, 5.073%, 3/15/51(1)		3,395	3,339,308
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,500	1,501,322
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,518,976
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,913,815
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		1,136	1,095,005
DataBank Issuer LLC:
Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,051	1,035,712
Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		2,642	2,631,157
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	742,868
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		7,109	6,676,099
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		2,767	2,772,190
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)		3,140	3,153,819
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,246	3,293,994
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,119	2,109,351
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,409	3,384,540
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		1,829	1,816,705
Series 2025-GT1, Class B, 7.223%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)		1,445	1,443,687
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		158	157,735
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		7	6,510
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)		4,075	3,989,486
MAST Ltd., Series 2026-1A, Class A, 5.134%, 2/15/51(1)		3,379	3,328,260
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		64	55,162
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	200,552
Security	Principal Amount* (000's omitted)		Value
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		1,055	$ 1,050,886
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,265	1,260,540
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,904	2,785,969
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		2,668	2,678,303
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		166	165,075
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,009	995,565
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,168	2,179,701
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		1,029	1,029,884
Oportun Issuance Trust:
Series 2021-C, Class C, 3.61%, 10/8/31(1)		953	942,989
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,810	1,805,587
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		597	590,337
Series 2021-5, Class C, 3.93%, 8/15/29(1)		630	625,004
Phantom Aviation, Series 2026-1A, Class B, 6.027%, 1/15/51(1)		3,278	3,230,793
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,414	2,303,321
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,143	1,150,654
Prodigy Finance CM DAC, Series 2021-1A, Class D, 9.693%, (1 mo. SOFR + 6.014%), 7/25/51(1)(3)		361	361,971
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,360,733
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		2,025	1,964,425
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,447	1,477,661
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		612	582,882
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,154	1,918,163
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)		1,810	1,694,437
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		3,097	3,072,111
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,822	2,795,559
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,922	1,900,374
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		1,595	1,575,132
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,345	898,908
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		3,008	2,292,369
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,410	724,035
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		721	581,076
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		3,504	2,999,087

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	275	$ 264,792
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)	1,491	1,493,317
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	3,257	3,249,758
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056%, 12/25/46(1)	3,550	3,540,486
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,431,429
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	1,395	1,432,256
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,926	1,891,575
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	3,665	3,651,203
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	542	525,709
Series 2020-A, Class C, 6.657%, 3/15/45(1)	125	123,383
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	450	460,814
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)	1,557	1,574,160
Total Asset-Backed Securities (identified cost $142,434,626)		$137,179,223

Collateralized Mortgage Obligations — 9.5%

Security	Principal Amount (000's omitted)	Value
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	$3,770	$ 3,809,247
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(1)(4)	1,404	1,433,818
Series 2024-2, Class A, 8.892%, 11/25/59(1)(4)	865	889,023
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	964	991,991
Series 2025-2, Class A, 7.721%, 10/25/60(1)(4)	3,720	3,816,387
Eagle Re Ltd., Series 2021-2, Class M1C, 7.112%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	495	497,525
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	189	193,498
Series 5397, Class FE, 4.922%, (30-day SOFR Average + 1.26%), 4/25/54(3)	3,213	3,240,552
Series 5400, Class FB, 4.762%, (30-day SOFR Average + 1.10%), 4/25/54(3)	2,998	3,012,527
Series 5413, Class MZ, 6.00%, 5/25/54	1,447	1,492,591
Series 5438, Class FE, 4.962%, (30-day SOFR Average + 1.30%), 8/25/54(3)	5,554	5,588,794
Series 5460, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 10/25/54(3)	5,008	5,031,702
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5475, Class FJ, 4.912%, (30-day SOFR Average + 1.25%), 11/25/54(3)	$2,986	$ 2,994,376
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(3)	2,525	2,542,006
Series 5499, Class FN, 4.662%, (30-day SOFR Average + 1.00%), 2/25/55(3)	1,845	1,840,588
Series 5499, Class FQ, 4.812%, (30-day SOFR Average + 1.15%), 2/25/55(3)	3,581	3,604,133
Series 5527, Class FA, 4.662%, (30-day SOFR Average + 1.00%), 4/25/55(3)	2,277	2,274,977
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 11.926%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	500	555,797
Series 2020-DNA6, Class B1, 6.662%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	900	954,538
Series 2021-DNA2, Class B2, 9.662%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	1,959	2,416,505
Series 2022-DNA2, Class B2, 12.162%, (30-day SOFR Average + 8.50%), 2/25/42(1)(3)	980	1,033,460
Federal National Mortgage Association:
Series 2024-15, Class FA, 4.862%, (30-day SOFR Average + 1.20%), 4/25/54(3)	5,742	5,762,206
Series 2024-25, Class FB, 4.812%, (30-day SOFR Average + 1.15%), 5/25/54(3)	4,454	4,464,052
Series 2024-63, Class FH, 4.762%, (30-day SOFR Average + 1.10%), 9/25/54(3)	2,496	2,509,953
Series 2024-79, Class FA, 4.762%, (30-day SOFR Average + 1.10%), 11/25/54(3)	6,049	6,056,198
Series 2024-82, Class FY, 4.962%, (30-day SOFR Average + 1.30%), 11/25/54(3)	2,655	2,669,800
Series 2024-84, Class FJ, 5.132%, (30-day SOFR Average + 1.47%), 11/25/54(3)	3,518	3,539,167
Series 2024-84, Class JF, 5.132%, (30-day SOFR Average + 1.47%), 11/25/54(3)	1,550	1,562,910
Series 2024-103, Class FH, 4.912%, (30-day SOFR Average + 1.25%), 1/25/55(3)	4,417	4,435,290
Series 2025-63, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 8/25/55(3)	4,729	4,750,705
Series 2025-109, Class FC, 4.662%, (30-day SOFR Average + 1.00%), 11/25/54(3)	3,931	3,930,097
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.126%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	993	1,048,180
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,425	1,442,120
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	3,555	3,603,468
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	1,497	1,520,554
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	4,457	4,556,520
Series 2021-R02, Class 2B1, 6.962%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	543	550,868
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	740,178
Series 2023-84, Class MW, 6.00%, 6/20/53	751	777,992

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-98, Class BW, 6.00%, 7/20/53	$832	$ 860,091
Series 2023-99, Class AL, 6.00%, 7/20/53	832	860,089
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(3)	1,325	1,328,785
Series 2023-102, Class SG, 8.858%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	660	702,938
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,025,116
Series 2023-116, Class DF, 4.773%, (30-day SOFR Average + 1.10%), 8/20/53(3)	2,602	2,619,672
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,004,426
Series 2023-173, Class AX, 6.00%, 11/20/53	855	885,351
Series 2024-30, Class LF, 4.673%, (30-day SOFR Average + 1.00%), 2/20/54(3)	1,551	1,555,712
Series 2024-46, Class AL, 6.00%, 3/20/54	898	927,711
Series 2024-131, Class FE, 4.673%, (30-day SOFR Average + 1.00%), 8/20/54(3)	2,120	2,122,574
Series 2025-188, Class FH, 4.673%, (30-day SOFR Average + 1.00%), 8/20/54(3)	2,264	2,268,064
loanDepot FAMSR Master Trust, Series 2025-FT1, Class A, 6.429%, (1 mo. SOFR + 2.75%), 12/19/30(1)(3)	1,317	1,317,743
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,488	2,507,709
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,335	2,342,001
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	2,410	2,416,386
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	2,732	2,736,816
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	1,845	1,860,101
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	1,954	1,969,234
Triangle Re Ltd., Series 2021-3, Class B1, 8.612%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	2,202	2,250,465
Total Collateralized Mortgage Obligations (identified cost $135,831,119)		$136,695,277

Commercial Mortgage-Backed Securities — 5.6%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(1)(4)	11,165	$ 10,176,239
Series 2019-BPR, Class FNM, 3.72%, 11/5/32(1)(4)	4,545	4,055,394
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.423%, (1 mo. SOFR + 2.75%), 11/15/42(1)(3)	2,215	2,215,476
BFLD Trust, Series 2025-FPM, Class B, 5.22%, 10/10/40(1)(4)	2,877	2,897,093
Security	Principal Amount* (000’s omitted)		Value
BX Trust, Series 2025-GW, Class E, 7.323%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		3,955	$ 3,960,425
Caister Finance DAC, Series 1A, Class C, 6.585%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	2,101	2,781,786
CRSNT Trust, Series 2026-MOON, Class E, 7.173%, (1 mo. SOFR + 3.50%), 2/15/31(1)(3)		2,500	2,507,096
CSMC Trust:
Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		5,173	5,079,629
Series 2022-CNTR, Class A, 7.617%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		687	73,882
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(4)		2,757	2,822,940
Extended Stay America Trust:
Series 2025-151, Class F, 7.773%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)		2,473	2,485,256
Series 2025-ESH, Class E, 7.023%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		2,542	2,553,068
Series 2026-ESH2, Class E, 6.573%, (1 mo. SOFR + 2.90%), 2/15/43(1)(3)		2,343	2,354,833
Series 2026-ESH2, Class F, 7.423%, (1 mo. SOFR + 3.75%), 2/15/43(1)(3)		1,387	1,392,007
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 7.923%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)		2,030	2,042,798
Great Wolf Trust:
Series 2024-WLF2, Class D, 6.612%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		2,954	2,968,956
Series 2024-WOLF, Class F, 8.111%, (1 mo. SOFR + 4.438%), 3/15/39(1)(3)		2,481	2,494,098
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.213%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)		315	315,590
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		1,030	1,030,114
Series 2025-STAY, Class D, 6.523%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		1,536	1,535,926
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	104,318
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)		1,120	17,616
Series 2025-PHNY, Class A, 5.317%, (1 mo. SOFR + 1.644%), 1/15/41(1)(3)		1,954	1,956,780
LBTY Commercial Mortgage Trust, Series 2026-225L, Class E, 6.578%, 2/10/43(1)(4)		4,550	4,410,894
NYC Commercial Mortgage Trust, Series 2025-3BP, Class E, 7.212%, (1 mo. SOFR + 3.539%), 2/15/42(1)(3)		1,550	1,555,151
ORL Trust, Series 2024-GLKS, Class F, 8.111%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)		3,060	3,073,961
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(4)		1,475	1,512,975
PNW Trust, Series 2026-ARTE, Class A, (1 mo. SOFR + 1.711%), 4/15/29(1)(6)		2,130	2,127,965
TX Trust, Series 2024-HOU, Class E, 8.06%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		2,908	2,925,942

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.745%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	793	$ 1,048,416
Series 2024-1A, Class E, 8.745%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	396	525,884
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 5.612%, 9/15/40(1)(4)		880	871,522
Series 2025-1918, Class C, 6.246%, 9/15/40(1)(4)		940	930,537
Series 2026-1250B, Class C, 5.588%, 3/10/41(1)(4)		1,941	1,919,367
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		1,410	1,343,119
Total Commercial Mortgage-Backed Securities (identified cost $84,804,909)			$ 80,067,053

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(7)(8)	60,332	$ 1,131,225
Total Common Stocks (identified cost $399,546)		$ 1,131,225

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$385	$ 445,060
		$ 445,060
Consumer, Non-cyclical — 0.2%
Alnylam Pharmaceuticals, Inc., 0.00%, 9/15/28(1)	$500	$ 464,381
Exact Sciences Corp., 1.75%, 4/15/31(1)	510	641,274
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	600	626,625
Jazz Investments I Ltd., 3.125%, 9/15/30	445	631,232
Shift4 Payments, Inc., 0.50%, 8/1/27	435	409,444
Zoetis, Inc., 0.25%, 6/15/29(1)	500	497,500
		$3,270,456
Energy — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(9)	$505	$501,844
		$501,844
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$480	$481,968
Digital Realty Trust LP, 1.875%, 11/15/29(1)	485	514,648
Federal Realty OP LP, 3.25%, 1/15/29(1)	470	481,554
		$1,478,170
Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$490	$ 560,829
Cloudflare, Inc., 0.00%, 6/15/30(1)	500	567,877
Datadog, Inc., 0.00%, 12/1/29	560	543,340
ON Semiconductor Corp., 0.50%, 3/1/29	515	504,700
Parsons Corp., 2.625%, 3/1/29	505	498,183
Zscaler, Inc., 0.00%, 7/15/28(1)	500	455,448
		$ 3,130,377
Total Convertible Bonds (identified cost $8,433,071)		$ 8,825,907

Corporate Bonds — 38.6%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Celanese U.S. Holdings LLC:
6.85%, 11/15/28	2,556	$ 2,659,609
7.20%, 11/15/33	1,165	1,243,848
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	2,000	1,909,972
		$ 5,813,429
Communications — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,300	$ 2,282,509
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	4,457	2,865,148
4.80%, 3/1/50	5,317	3,933,822
5.375%, 5/1/47	1,850	1,490,141
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	2,170	2,272,441
Iliad Holding SAS, 7.00%, 4/15/32(1)	2,160	2,165,288
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,000	1,021,507
8.00%, 8/1/29(1)	2,235	2,233,271
Snap, Inc., 6.875%, 3/1/33(1)	1,962	1,854,267
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(10)	7,525	7,452,062
6.625% to 3/9/36, 6/9/56(10)	2,270	2,213,680
Videotron Ltd., 3.625%, 6/15/29(1)(9)	3,200	3,098,192
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	1,515	1,305,068
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,399	2,520,361
		$36,707,757
Consumer, Cyclical — 2.6%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	271	$271,207
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51(9)	5,879	3,630,461

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	906	$ 897,181
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	1,971	1,868,325
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	3,478	3,558,707
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	5,316	5,310,893
Ford Motor Credit Co. LLC:
6.532%, 3/19/32	3,457	3,549,351
7.35%, 3/6/30	4,125	4,353,379
General Motors Co., 5.15%, 4/1/38	3,100	2,909,753
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,620	2,551,124
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,904	1,914,691
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	2,920	2,774,130
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(9)	3,835	3,779,885
		$37,369,087
Consumer, Non-cyclical — 2.9%
Centene Corp.:
2.50%, 3/1/31	4,816	$4,044,203
3.375%, 2/15/30	1,171	1,058,535
4.625%, 12/15/29	1,768	1,679,489
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(9)	1,608	1,525,638
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,399	2,493,269
HCA, Inc., 4.60%, 11/15/32	4,576	4,452,564
Herc Holdings, Inc.:
6.00%, 3/15/34(1)	441	426,793
7.25%, 6/15/33(1)	2,155	2,210,151
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,060,948
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	850	899,948
10.00%, 6/1/32(1)	1,925	1,968,274
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,875	2,814,347
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	2,366	2,200,471
5.34%, 5/19/63	4,000	3,636,726
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,410	2,372,741
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,181	3,210,800
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	2,132	2,062,280
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	2,785	2,849,144
		$41,966,321
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(11)	2,962	$2,798,942
		$2,798,942
Energy — 0.7%
Occidental Petroleum Corp., 5.375%, 1/1/32	3,800	$3,859,195
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)	1,705	934,766
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
Raizen Fuels Finance SA: (continued)
6.45%, 3/5/34(1)		500	$ 275,313
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,676,530
WBI Operating LLC, 6.25%, 10/15/30(1)		2,770	2,788,379
			$ 10,534,183
Financial — 24.3%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(10)		1,600	$ 1,612,559
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(10)		1,263	1,286,246
Ally Financial, Inc.:
4.70% to 5/15/26(10)(12)		2,935	2,910,158
5.548% to 7/31/32, 7/31/33(10)		2,275	2,236,002
American International Group, Inc., 5.45%, 5/7/35		387	394,925
American National Group, Inc.:
6.00%, 7/15/35		1,979	1,930,719
6.144%, 6/13/32(1)		3,763	3,848,227
7.00% to 12/1/30, 12/1/55(10)		2,097	1,990,340
Antares Holdings LP, 3.75%, 7/15/27(1)		1,050	1,020,789
Apollo Global Management, Inc.:
5.15%, 8/12/35		1,095	1,060,908
5.70%, 3/30/36		2,050	2,052,888
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(10)(11)	EUR	1,945	2,590,284
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)		2,660	2,761,846
Athene Holding Ltd., 6.625%, 5/19/55		7,847	7,567,668
Azorra Finance Ltd., 7.75%, 4/15/30(1)		1,745	1,798,774
Bain Capital Specialty Finance, Inc., 5.95%, 3/1/31		4,545	4,341,203
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(9)(10)(12)		3,291	3,385,616
Banco Santander SA, 9.625% to 11/21/28(10)(12)		2,000	2,155,381
Bank of America Corp.:
1.922% to 10/24/30, 10/24/31(10)		5,600	4,964,563
2.592% to 4/29/30, 4/29/31(10)		14,832	13,706,178
4.456% to 2/6/31, 2/6/32(10)		1,991	1,966,505
5.511% to 1/24/35, 1/24/36(10)		1,400	1,428,188
5.872% to 9/15/33, 9/15/34(10)		2,425	2,540,131
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(10)		3,656	3,757,107
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(10)		5,840	6,118,802
Barclays PLC, 8.00% to 3/15/29(10)(12)		4,670	4,834,799
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(10)		4,897	4,762,651
8.125% to 1/8/34, 1/8/39(1)(10)		2,637	2,778,849
8.45% to 6/29/33, 6/29/38(1)(10)		2,077	2,234,748
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		850	847,189
6.65%, 3/15/31		700	690,901
BNP Paribas SA:
7.75% to 8/16/29(1)(10)(12)		1,714	1,769,539
8.00% to 8/22/31(1)(10)(12)		1,340	1,396,437
9.25% to 11/17/27(1)(10)(12)		1,314	1,374,830

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Brookfield Asset Management Ltd.:
5.298%, 1/15/36(9)		1,997	$ 1,952,378
6.077%, 9/15/55		630	623,031
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(10)		4,908	4,703,395
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(10)		4,700	4,753,387
Charles Schwab Corp.:
4.00% to 6/1/26(10)(12)		1,726	1,715,380
4.343% to 11/14/30, 11/14/31(10)		750	741,999
CI Financial Corp.:
3.20%, 12/17/30		1,430	1,273,288
7.50%, 5/30/29(1)		5,822	6,112,690
Citadel LP, 6.375%, 1/23/32(1)		5,050	5,237,060
Enact Holdings, Inc., 6.25%, 5/28/29		4,195	4,319,282
EPR Properties:
3.60%, 11/15/31		1,930	1,752,829
4.75%, 11/15/30		658	642,516
4.95%, 4/15/28		2,526	2,523,115
Essent Group Ltd., 6.25%, 7/1/29		2,091	2,164,178
Extra Space Storage LP, 2.55%, 6/1/31		725	647,892
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(10)		3,000	3,085,624
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		2,280	2,266,540
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		4,380	4,462,825
Global Atlantic Fin Co.:
6.75%, 3/15/54(1)		4,540	4,233,368
7.25% to 3/1/31, 3/1/56(1)(10)		3,496	3,298,239
7.95%, 6/15/33(1)		1,929	2,070,751
7.95% to 7/15/29, 10/15/54(1)(10)		3,372	3,249,755
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		9,569	9,638,514
8.00% to 3/1/31, 6/1/56(10)		1,964	2,032,862
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		135	134,533
3.75%, 9/15/30(1)(9)		1,415	1,303,130
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(10)		4,008	4,178,924
ING Groep NV, 8.00% to 5/16/30(10)(11)(12)		1,820	1,918,449
Intact Financial Corp., 5.459%, 9/22/32(1)		2,601	2,648,098
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		2,491	2,392,313
6.20%, 4/14/34		1,666	1,699,918
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(10)		7,556	7,439,987
4.347% to 1/22/31, 1/22/32(10)		1,560	1,538,314
4.898% to 1/22/36, 1/22/37(10)		1,792	1,754,163
6.087% to 10/23/28, 10/23/29(10)		6,557	6,814,261
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	16,815	2,452,709
KBC Group NV, 4.454% to 9/23/30, 9/23/31(1)(10)		1,200	1,181,598
KKR & Co., Inc., 5.10%, 8/7/35(9)		1,765	1,708,225
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)		7,576	$ 7,402,533
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		1,476	1,434,336
4.375%, 5/15/31(1)		1,475	1,412,739
5.75%, 6/15/35		3,210	3,198,823
Marex Group PLC, 6.404%, 11/4/29(9)		4,503	4,639,512
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36		2,098	2,079,284
5.00%, 3/15/35		865	861,776
Midcap Financial Issuer Trust:
5.37%, 4/15/29(1)		2,505	2,474,715
5.822%, (3 mo. SOFR + 2.15%), 1/15/31(1)(3)		2,290	2,301,267
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(10)		5,608	5,665,878
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	5,673	835,579
3.50%, 10/1/56	DKK	60,345	8,773,569
3.50%, 10/1/56	DKK	2,661	381,284
Nuveen LLC, 5.85%, 4/15/34(1)		2,216	2,290,363
Nykredit Realkredit AS:
3.50%, 4/1/53(11)	DKK	80,362	11,886,162
3.50%, 10/1/56(11)	DKK	97,298	14,217,479
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		3,025	3,167,586
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		2,665	2,675,298
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		845	854,757
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(10)		2,350	2,396,596
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(10)		715	730,200
Raymond James Financial, Inc.:
4.90%, 9/11/35		1,717	1,672,735
5.65%, 9/11/55(9)		3,805	3,605,252
Realkredit Danmark AS, 3.50%, 10/1/56(11)	DKK	96,641	14,043,085
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		4,128	3,811,230
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		3,848	3,780,368
Stifel Financial Corp., 4.00%, 5/15/30		2,424	2,356,481
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)		3,542	3,536,259
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(10)		6,955	7,179,445
UBS Group AG:
4.214% to 4/10/29, 4/10/30(1)(10)		744	734,710
9.25% to 11/13/28(1)(10)(12)		3,150	3,359,334
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(10)		1,720	1,717,564
5.861% to 6/19/27, 6/19/32(1)(10)		3,643	3,666,087
UWM Holdings LLC, 6.25%, 3/15/31(1)		3,009	2,742,780
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)		2,802	2,507,817

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Willis North America, Inc.:
4.55%, 3/15/31		3,755	$ 3,702,913
5.15%, 3/15/36		1,810	1,763,785
			$ 350,641,051
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$ 4,063,770
			$ 4,063,770
Industrial — 1.3%
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,100	$2,173,678
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,100	1,042,067
8.75%, 4/15/30(1)		1,600	1,494,326
Hexcel Corp., 5.875%, 2/26/35		915	939,886
Masterbrand, Inc., 7.00%, 7/15/32(1)		2,919	2,854,383
Reworld Holding Corp., 4.875%, 12/1/29(1)		2,750	2,580,630
Seaspan Corp., 5.50%, 8/1/29(1)		2,250	2,110,293
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		2,724	2,705,159
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		2,320	2,051,632
			$17,952,054
Technology — 2.0%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,400	$2,085,387
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,245,086
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		2,500	2,415,060
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)(13)		2,750	2,851,047
Oracle Corp.:
3.60%, 4/1/50		8,667	5,236,446
3.95%, 3/25/51		953	604,271
5.20%, 9/26/35(9)		2,352	2,207,350
5.70%, 2/4/36		500	480,961
6.00%, 8/3/55		375	314,694
6.55%, 2/4/46		1,125	1,050,300
6.70%, 2/4/56		1,800	1,671,889
Qorvo, Inc., 3.375%, 4/1/31(1)		7,075	6,403,840
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,516	1,686,221
			$29,252,552
Utilities — 1.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(11)	EUR	1,300	$1,456,318
6.375%, 2/15/32(1)		1,339	1,309,106
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	1,029,973
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(10)		3,150	3,132,067
Engie SA, 5.625%, 4/10/34(1)		4,150	4,244,774
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35(9)	3,645	$ 3,707,425
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	2,094	2,045,941
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(9)	1,250	1,316,558
8.625%, 3/15/33(1)	2,450	2,589,880
		$ 20,832,042
Total Corporate Bonds (identified cost $564,516,383)		$ 557,931,188

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(14)	110,000	$ 5,566,550
Total Exchange-Traded Funds (identified cost $5,589,250)		$ 5,566,550

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(8)(15)	$1,000	$ 1,000,140
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(8)(15)	1,000	998,510
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,998,650

Preferred Stocks — 1.0%

Security	Shares	Value
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%	197,786	$ 4,608,414
		$ 4,608,414
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 938,666
Series A2, 6.375%	382,000	5,676,520
		$ 6,615,186

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	135,944	$ 3,287,126
		$ 3,287,126
Total Preferred Stocks (identified cost $17,962,849)		$ 14,510,726

Senior Floating-Rate Loans — 4.8%(16)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$1,431	$ 1,433,189
Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	544	545,139
		$ 1,978,328
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan, 7/1/31(17)	$2,911	$ 2,908,732
		$ 2,908,732
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$1,481	$1,436,767
		$1,436,767
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 6.171%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	$2,984	$2,970,166
		$2,970,166
Commercial Services & Supplies — 0.4%
MV Holding GmbH, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$2,482	$2,490,601
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	2,983	2,973,856
		$5,464,457
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 5.66%, (3 mo. USD Term SOFR + 2.00%), 10/16/31	$2,463	$2,464,827
		$2,464,827
Entertainment — 0.2%
Delta 2 (LUX) SARL, Term Loan, 5.45%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$2,500	$2,498,438
		$2,498,438
Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,463	$ 2,449,350
		$ 2,449,350
Food Products — 0.2%
Froneri Lux Finco SARL, Term Loan, 5.877%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	$2,985	$ 2,930,360
		$ 2,930,360
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$1,960	$ 1,964,849
		$ 1,964,849
Health Care Providers & Services — 0.2%
CNT Holdings I Corp., Term Loan, 6.167%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$2,977	$2,979,547
		$2,979,547
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$2,960	$2,940,805
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	2,452	2,438,705
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	3,167	3,162,898
Ryan Specialty Group LLC, Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,975	1,975,000
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	2,955	2,952,026
		$13,469,434
IT Services — 0.1%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$1,965	$1,932,153
		$1,932,153
Machinery — 0.7%
Alliance Laundry Systems LLC, Term Loan, 5.917% - 5.923%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$940	$940,266
Gates Global LLC, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	2,463	2,462,660
Madison IAQ LLC, Term Loan, 6.128%, (6 mo. USD Term SOFR + 2.50%), 6/21/28	2,984	2,987,091
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	2,955	2,965,004
		$9,355,021

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 5.918%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	$2,976	$ 2,990,638
		$ 2,990,638
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$2,469	$ 2,459,344
		$ 2,459,344
Software — 0.4%
CCC Intelligent Solutions, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$980	$ 974,679
Epicor Software Corp., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	1,481	1,455,008
McAfee LLC, Term Loan, 6.668%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,481	1,327,570
Open Text Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	1,903	1,865,816
		$5,623,073
Specialty Retail — 0.1%
Les Schwab Tire Centers, Term Loan, 6.173%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,970	$1,967,637
		$1,967,637
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$1,481	$1,483,798
		$1,483,798
Total Senior Floating-Rate Loans (identified cost $69,914,865)		$69,326,919

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds:
2.00%, 4/14/33(11)	EUR	553	$ 504,581
3.75%, 2/7/34(11)	EUR	974	978,798
5.625%, 2/22/36(1)	EUR	2,800	3,117,752
			$ 4,601,131
Total Sovereign Government Bonds (identified cost $4,635,091)			$ 4,601,131

U.S. Government Agency Mortgage-Backed Securities — 14.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$11,352	$ 11,213,596
5.50%, with various maturities to 2055	59,357	59,704,847
Federal National Mortgage Association:
5.00%, 1/1/54	3,554	3,514,615
5.50%, with various maturities to 2055	23,635	23,786,716
Government National Mortgage Association II, 5.50%, 12/20/55(18)	2,754	2,776,026
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(19)	9,850	9,278,238
4.50%, 30-Year, TBA(19)	66,769	64,400,790
5.00%, 30-Year, TBA(19)	19,354	19,079,479
5.50%, 30-Year, TBA(19)	12,824	12,879,604
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $207,458,524)		$206,633,911

U.S. Treasury Obligations — 11.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$187	$ 88,803
1.375%, 8/15/50	162	79,250
2.25%, 8/15/46	602	392,546
2.50%, 5/15/46	785	539,565
2.875%, 8/15/45	9,914	7,363,856
3.00%, 2/15/49	46,542	34,006,567
4.625%, 2/15/46(9)	11,300	10,894,789
U.S. Treasury Notes:
0.625%, 5/15/30	63	55,194
0.625%, 8/15/30	3,731	3,240,650
0.875%, 11/15/30	175	152,564
1.25%, 8/15/31	567	492,238
1.375%, 11/15/31	2,410	2,090,440
1.50%, 11/30/28	34,057	32,074,111
1.875%, 2/28/29	11	10,415
1.875%, 2/15/32	54	47,896
3.50%, 11/30/30	40,815	40,067,257
4.00%, 2/28/30	13,012	13,062,320
4.00%, 11/15/35	1,412	1,377,472
4.125%, 2/28/27	3,798	3,810,742
4.125%, 2/15/36	15	14,767
4.25%, 8/15/35	801	798,121
4.50%, 5/31/29	3,896	3,972,094
4.625%, 2/15/35	11,310	11,606,225
Total U.S. Treasury Obligations (identified cost $167,747,439)		$166,237,882

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(7)(20)	$2,538,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 11.5%
Affiliated Fund — 10.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(21)	150,526,546	$ 150,526,546
Total Affiliated Fund (identified cost $150,526,546)		$ 150,526,546
Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(22)	15,385,509	$ 15,385,509
Total Securities Lending Collateral (identified cost $15,385,509)		$ 15,385,509
Total Short-Term Investments (identified cost $165,912,055)		$ 165,912,055
Total Investments — 107.8% (identified cost $1,577,639,727)		$1,556,617,697
Other Assets, Less Liabilities — (7.8)%		$ (112,247,318)
Net Assets — 100.0%		$1,444,370,379

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $498,001,090 or 34.5% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(6)	When-issued, variable rate security whose interest rate will be determined after March 31, 2026.
(7)	Non-income producing security.
(8)	Restricted security. Total market value of restricted securities amounts to $3,129,875, which represents 0.2% of the net assets of the Fund as of March 31, 2026.
(9)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $21,848,658.
(10)	Security converts to variable rate after the indicated fixed-rate coupon period.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $50,394,098 or 3.5% of the Fund's net assets.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	When-issued security.
(14)	Affiliated fund (see Note 8).
(15)	May be deemed to be an affiliated company (see Note 8).
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after March 31, 2026, at which time the interest rate will be determined.
(18)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(19)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(20)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(21)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(22)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	14,964,000	USD	10,598,322	Goldman Sachs International	5/19/26	$ —	$(280,252)
USD	10,487,968	AUD	14,964,000	Barclays Bank PLC	5/19/26	169,899	—
EGP	100,730,236	USD	1,932,289	Citibank, N.A.	6/10/26	—	(178,803)
BRL	74,984,277	USD	14,143,174	Citibank, N.A.	6/17/26	91,757	—
EUR	4,506,161	USD	5,251,839	JPMorgan Chase Bank, N.A.	6/17/26	—	(25,293)
KRW	7,727,921	USD	5,275	BNP Paribas	6/17/26	—	(127)
MXN	165,501,426	USD	9,271,212	BNP Paribas	6/17/26	—	(93,917)
USD	4,399,337	CAD	5,947,496	JPMorgan Chase Bank, N.A.	6/17/26	109,710	—
USD	54,814,730	DKK	352,664,819	JPMorgan Chase Bank, N.A.	6/17/26	50,295	—
USD	9,236,167	EUR	7,977,170	Barclays Bank PLC	6/17/26	—	(16,287)
USD	6,664,733	EUR	5,780,331	Barclays Bank PLC	6/17/26	—	(39,680)
USD	7,069,914	EUR	6,132,922	Citibank, N.A.	6/17/26	—	(43,459)
USD	6,462,863	EUR	5,594,153	Goldman Sachs International	6/17/26	—	(25,609)
USD	4,411,622	GBP	3,299,628	BNP Paribas	6/17/26	45,216	—
USD	2,775	HUF	933,934	UBS AG	6/17/26	—	(19)
						$466,877	$(703,446)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	336	Long	6/30/26	$69,701,625	$99,908
U.S. 5-Year Treasury Note	1,278	Long	6/30/26	138,253,641	(1,462,005)
U.S. 10-Year Treasury Note	761	Long	6/18/26	84,506,672	(1,357,348)
U.S. Long Treasury Bond	940	Long	6/18/26	107,042,500	(1,704,437)
U.S. Ultra 10-Year Treasury Note	1,364	Long	6/18/26	154,835,313	(2,777,837)
Euro-Bund	(354)	Short	6/8/26	(51,305,949)	663,149
U.S. Ultra-Long Treasury Bond	(150)	Short	6/18/26	(17,484,375)	(19,892)
					$(6,558,462)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	5,142	Receives	SOFR (pays annually)	4.06% (pays annually)	2/15/46	$69,932	$—	$69,932
USD	5,100	Receives	SOFR (pays annually)	4.15% (pays annually)	2/15/46	7,523	—	7,523
Total						$ 77,455	$ —	$ 77,455

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V2)	$9,777	5.00% (pays quarterly)(4)	3.64%	12/20/30	$530,509	$(556,169)	$(25,660)
Total	$9,777				$530,509	$(556,169)	$(25,660)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$2,500	5.50% (pays monthly)(4)	5.94%	10/10/29	$(23,185)	$—	$(23,185)
Total		$2,500				$(23,185)	$ —	$(23,185)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $12,277,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	399,546
		$2,399,546

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
AUD	– Australian Dollar

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
KRW	– South Korean Won
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,419,523,931) - including $21,848,658 of securities on loan	$1,398,525,951
Investments in securities of affiliated issuers, at value (identified cost $158,115,796)	158,091,746
Receivable for variation margin on open futures contracts	958,416
Receivable for open forward foreign currency exchange contracts	466,877
Cash	270,798
Cash denominated in foreign currency, at value (cost $122)	120
Deposits for forward commitment securities	430,000
Deposits for derivatives collateral:
Futures contracts	10,467,004
Centrally cleared derivatives	1,408,411
OTC derivatives	400,000
Receivable for investments sold	14,722,549
Receivable for capital shares sold	1,543,185
Receivable for variation margin on open centrally cleared derivatives	99,353
Dividends and interest receivable	12,007,750
Dividends and interest receivable - affiliated	390,645
Securities lending income receivable	14,295
Receivable from affiliates	980
Trustees' deferred compensation plan	313,495
Total assets	$1,600,111,575
Liabilities
Payable for open forward foreign currency exchange contracts	$703,446
Payable for investments purchased	13,551,945
Payable for when-issued/delayed delivery/forward commitment securities	122,089,991
Payable for capital shares redeemed	2,388,018
Payable for open swap contracts	23,185
Distributions payable	330,210
Deposits for securities loaned	15,385,509
Payable to affiliates:
Investment advisory fee	464,532
Administrative fee	143,282
Distribution and service fees	52,964
Sub-transfer agency fee	12,367
Trustees' deferred compensation plan	313,495
Accrued expenses	282,252
Total liabilities	$155,741,196
Net Assets	$1,444,370,379
Sources of Net Assets
Paid-in capital	$1,744,525,534
Accumulated loss	(300,155,155)
Net Assets	$1,444,370,379
Class A Shares
Net Assets	$208,224,403
Shares Outstanding	13,689,020
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.21
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.72

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class C Shares
Net Assets	$10,026,403
Shares Outstanding	659,809
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.20
Class I Shares
Net Assets	$916,270,711
Shares Outstanding	60,097,833
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.25
Class R6 Shares
Net Assets	$309,848,862
Shares Outstanding	20,319,314
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.25

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $31,587)	$439,314
Dividend income - affiliated issuers	2,310,266
Interest income	33,797,455
Interest income - affiliated issuers	50,000
Securities lending income, net	59,450
Other income	35,588
Total investment income	$36,692,073
Expenses
Investment advisory fee	$2,662,049
Administrative fee	798,615
Distribution and service fees:
Class A	258,952
Class C	45,921
Trustees' fees and expenses	38,234
Custodian fees	23,814
Transfer agency fees and expenses	369,537
Accounting fees	117,042
Professional fees	42,928
Registration fees	61,020
Reports to shareholders	36,493
Miscellaneous	56,486
Total expenses	$4,511,091
Waiver and/or reimbursement of expenses by affiliates	$(88,922)
Net expenses	$4,422,169
Net investment income	$32,269,904
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,808,925
Futures contracts	3,617,966
Swap contracts	(65,763)
Foreign currency transactions	510,096
Forward foreign currency exchange contracts	2,302,410
Net realized gain	$13,173,634
Change in unrealized appreciation (depreciation):
Investment securities	$(25,964,211)
Investment securities - affiliated issuers	(37,275)
Futures contracts	(7,807,792)
Swap contracts	(222,729)
Foreign currency	(11,365)
Forward foreign currency exchange contracts	(414,182)
Net change in unrealized appreciation (depreciation)	$(34,457,554)
Net realized and unrealized loss	$(21,283,920)
Net increase in net assets from operations	$10,985,984

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$32,269,904	$53,991,130
Net realized gain (loss)	13,173,634	(9,830,018)
Net change in unrealized appreciation (depreciation)	(34,457,554)	16,894,253
Net increase in net assets from operations	$10,985,984	$61,055,365
Distributions to shareholders:
Class A	$(4,829,306)	$(9,852,894)
Class C	(179,909)	(314,395)
Class I	(20,082,461)	(32,005,227)
Class R6	(7,420,857)	(11,565,685)
Total distributions to shareholders	$(32,512,533)	$(53,738,201)
Capital share transactions:
Class A	$7,334,692	$5,705,193
Class C	2,002,816	1,223,374
Class I	197,523,931	161,179,082
Class R6	44,070,259	86,951,639
Net increase in net assets from capital share transactions	$250,931,698	$255,059,288
Net increase in net assets	$229,405,149	$262,376,452
Net Assets
At beginning of period	$1,214,965,230	$952,588,778
At end of period	$1,444,370,379	$1,214,965,230

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.44	$15.40	$14.12	$14.36	$17.98	$17.37
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.76	$0.80	$0.70	$0.50	$0.49
Net realized and unrealized gain (loss)	(0.23)	0.04	1.27	(0.24)	(3.61)	0.61
Total income (loss) from operations	$0.13	$0.80	$2.07	$0.46	$(3.11)	$1.10
Less Distributions
From net investment income	$(0.36)	$(0.76)	$(0.79)	$(0.70)	$(0.51)	$(0.49)
Total distributions	$(0.36)	$(0.76)	$(0.79)	$(0.70)	$(0.51)	$(0.49)
Net asset value — End of period	$15.21	$15.44	$15.40	$14.12	$14.36	$17.98
Total Return(2)	0.76%(3)	5.48%	15.06%	3.14%	(17.56)%	6.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208,224	$204,093	$197,783	$184,563	$196,638	$272,840
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)	0.91%	0.92%	0.93%	0.91%	0.92%
Net expenses	0.88%(5)(6)	0.89%(6)	0.92%(6)	0.93%(6)	0.91%(6)	0.92%
Net investment income	4.63%(5)	5.06%	5.40%	4.75%	3.05%	2.75%
Portfolio Turnover	85%(3)(7)	331%(7)	296%(7)	153%(7)	51%(7)	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.43	$15.39	$14.11	$14.34	$17.96	$17.36
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.65	$0.69	$0.59	$0.38	$0.35
Net realized and unrealized gain (loss)	(0.23)	0.04	1.27	(0.23)	(3.61)	0.61
Total income (loss) from operations	$0.07	$0.69	$1.96	$0.36	$(3.23)	$0.96
Less Distributions
From net investment income	$(0.30)	$(0.65)	$(0.68)	$(0.59)	$(0.39)	$(0.36)
Total distributions	$(0.30)	$(0.65)	$(0.68)	$(0.59)	$(0.39)	$(0.36)
Net asset value — End of period	$15.20	$15.43	$15.39	$14.11	$14.34	$17.96
Total Return(2)	0.45%(3)	4.63%	14.21%	2.44%	(18.20)%	5.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,026	$8,179	$6,923	$5,402	$5,613	$8,218
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.64%(5)	1.66%	1.67%	1.68%	1.66%	1.67%
Net expenses	1.63%(5)(6)	1.64%(6)	1.67%(6)	1.68%(6)	1.66%(6)	1.67%
Net investment income	3.88%(5)	4.30%	4.65%	4.00%	2.30%	1.99%
Portfolio Turnover	85%(3)(7)	331%(7)	296%(7)	153%(7)	51%(7)	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.48	$15.44	$14.15	$14.39	$18.02	$17.41
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.80	$0.84	$0.73	$0.55	$0.53
Net realized and unrealized gain (loss)	(0.23)	0.04	1.28	(0.23)	(3.62)	0.62
Total income (loss) from operations	$0.15	$0.84	$2.12	$0.50	$(3.07)	$1.15
Less Distributions
From net investment income	$(0.38)	$(0.80)	$(0.83)	$(0.74)	$(0.56)	$(0.54)
Total distributions	$(0.38)	$(0.80)	$(0.83)	$(0.74)	$(0.56)	$(0.54)
Net asset value — End of period	$15.25	$15.48	$15.44	$14.15	$14.39	$18.02
Total Return(2)	0.95%(3)	5.67%	15.40%	3.40%	(17.36)%	6.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$916,271	$731,960	$566,650	$529,174	$463,602	$502,756
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.66%	0.67%	0.68%	0.66%	0.67%
Net expenses	0.63%(5)(6)	0.64%(6)	0.67%(6)	0.68%(6)	0.66%(6)	0.67%
Net investment income	4.87%(5)	5.29%	5.65%	5.01%	3.33%	2.98%
Portfolio Turnover	85%(3)(7)	331%(7)	296%(7)	153%(7)	51%(7)	48%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2023(1)
		2025	2024
Net asset value — Beginning of period	$15.48	$15.44	$14.15	$15.30
Income (Loss) From Operations
Net investment income(2)	$0.38	$0.81	$0.85	$0.51
Net realized and unrealized gain (loss)	(0.23)	0.04	1.28	(1.15)
Total income (loss) from operations	$0.15	$0.85	$2.13	$(0.64)
Less Distributions
From net investment income	$(0.38)	$(0.81)	$(0.84)	$(0.51)
Total distributions	$(0.38)	$(0.81)	$(0.84)	$(0.51)
Net asset value — End of period	$15.25	$15.48	$15.44	$14.15
Total Return(3)	0.98%(4)	5.73%	15.46%	(4.22)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$309,849	$270,733	$181,233	$48
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.58%(6)	0.60%	0.61%	0.63%(6)
Net expenses	0.57%(6)(7)	0.58%(7)	0.61%(7)	0.63%(6)(7)
Net investment income	4.94%(6)	5.35%	5.68%	5.22%(6)
Portfolio Turnover	85%(4)(8)	331%(8)	296%(8)	153%(8)(9)

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.

See Notes to Financial Statements.

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Swaps are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$137,179,223	$ —	$137,179,223
Collateralized Mortgage Obligations	—	136,695,277	—	136,695,277
Commercial Mortgage-Backed Securities	—	80,067,053	—	80,067,053
Common Stocks	—	1,131,225	—	1,131,225
Convertible Bonds	—	8,825,907	—	8,825,907
Corporate Bonds	—	557,931,188	—	557,931,188
Exchange-Traded Funds	5,566,550	—	—	5,566,550
High Social Impact Investments	—	1,998,650	—	1,998,650
Preferred Stocks	14,510,726	—	—	14,510,726
Senior Floating-Rate Loans	—	69,326,919	—	69,326,919
Sovereign Government Bonds	—	4,601,131	—	4,601,131
U.S. Government Agency Mortgage-Backed Securities	—	206,633,911	—	206,633,911
U.S. Treasury Obligations	—	166,237,882	—	166,237,882
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	150,526,546	—	—	150,526,546
Securities Lending Collateral	15,385,509	—	—	15,385,509
Total Investments	$185,989,331	$1,370,628,366	$0	$1,556,617,697
Forward Foreign Currency Exchange Contracts	$ —	$466,877	$ —	$466,877
Futures Contracts	763,057	—	—	763,057
Swap Contracts	—	607,964	—	607,964
Total	$186,752,388	$1,371,703,207	$0	$1,558,455,595
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(703,446)	$ —	$(703,446)
Futures Contracts	(7,321,519)	—	—	(7,321,519)

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$(23,185)	$ —	$(23,185)
Total	$(7,321,519)	$(726,631)	$ —	$(8,048,150)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

H  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
I  Credit Default Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a CCP rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
J  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
N  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
P  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
Q  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.400%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.350%
Over $10 billion	0.325%
For the six months ended March 31, 2026, the investment advisory fee amounted to $2,662,049 or 0.40% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $88,922 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $798,615.

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $258,952 and $45,921 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,898 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received less than $100 and $909 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $28,379 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $442,632,465 and $405,241,886, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $879,679,504 and $680,021,615, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $284,214,399 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $7,165,337 are short-term and $277,049,062 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,577,612,626
Gross unrealized appreciation	$9,752,491
Gross unrealized depreciation	(37,513,841)
Net unrealized depreciation	$(27,761,350)

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the six months ended March 31, 2026, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended March 31, 2026, the Fund used futures contracts and interest rate swaps to enhance total return, to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $726,631. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,089,201 at March 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”)  with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$530,509(1)	$ —	$840,512(1)	$1,371,021
Receivable for open forward foreign currency exchange contracts	—	466,877	—	466,877
Total Asset Derivatives	$530,509	$466,877	$840,512	$1,837,898
Derivatives not subject to master netting or similar agreements	$530,509	$—	$840,512	$1,371,021
Total Asset Derivatives subject to master netting or similar agreements	$—	$466,877	$—	$466,877
Accumulated loss	$ —	$ —	$(7,321,519)(1)	$(7,321,519)
Payable for open forward foreign currency exchange contracts	—	(703,446)	—	(703,446)
Payable for open swap contracts; Upfront payments on open non-centrally cleared swap contracts	(23,185)	—	—	(23,185)
Total Liability Derivatives	$(23,185)	$(703,446)	$(7,321,519)	$(8,048,150)
Derivatives not subject to master netting or similar agreements	$—	$—	$(7,321,519)	$(7,321,519)
Total Liability Derivatives subject to master netting or similar agreements	$(23,185)	$(703,446)	$—	$(726,631)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$169,899	$(55,967)	$ —	$ —	$113,932	$ —
BNP Paribas	45,216	(45,216)	—	—	—	—
Citibank, N.A.	91,757	(91,757)	—	—	—	—
JPMorgan Chase Bank, N.A.	160,005	(25,293)	(134,712)	—	—	—
	$466,877	$(218,233)	$(134,712)	$ —	$113,932	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Barclays Bank PLC	$(55,967)	$55,967	$ —	$ —	$ —	$ —
BNP Paribas	(94,044)	45,216	—	48,828	—	140,000
Citibank, N.A.	(222,262)	91,757	—	130,505	—	260,000
Goldman Sachs International	(329,046)	—	329,046	—	—	—
JPMorgan Chase Bank, N.A.	(25,293)	25,293	—	—	—	—

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(19)	$ —	$ —	$ —	$(19)	$ —
	$(726,631)	$218,233	$329,046	$179,333	$(19)	$400,000
Total — Deposits for derivatives collateral — OTC derivatives						$400,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$ —	$2,302,410	$ —	$2,302,410
Futures contracts	—	—	3,617,966	3,617,966
Swap contracts	(54,107)	—	(11,656)	(65,763)
Total	$(54,107)	$2,302,410	$3,606,310	$5,854,613
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$(414,182)	$ —	$(414,182)
Futures contracts	—	—	(7,807,792)	(7,807,792)
Swap contracts	(300,184)	—	77,455	(222,729)
Total	$(300,184)	$(414,182)	$(7,730,337)	$(8,444,703)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$407,593,000	$43,121,000	$149,129,000	$8,109,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $22,023,217 and the total value of collateral received was $22,412,526, comprised of cash of $15,385,509 and U.S. government and/or agencies securities of $7,027,017.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Convertible Bonds	$507,733	$ —	$ —	$ —	$507,733
Corporate Bonds	6,371,560	—	—	—	6,371,560
U.S. Treasury Obligations	8,506,216	—	—	—	8,506,216
Total	$15,385,509	$ —	$ —	$ —	$15,385,509
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2026.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2026, the value of the Fund’s investment in the Notes and in funds that may be deemed to be affiliated was $158,091,746, which represents 10.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ 758,850	$ —	$ —	$(10,225)	$ 5,566,550	$ 104,364	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,012,260	—	—	—	(12,120)	1,000,140	25,000	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,013,440	—	—	—	(14,930)	998,510	25,000	$1,000,000

Calvert
Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Short-Term Investments
Liquidity Fund	$110,595,346	$340,790,153	$(300,858,953)	$ —	$ —	$150,526,546	$2,205,902	150,526,546
Total				$ —	$(37,275)	$158,091,746	$2,360,266

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,358,971	$20,978,860	2,097,614	$31,721,046
Reinvestment of distributions	277,976	4,291,609	578,764	8,760,490
Shares redeemed	(1,162,159)	(17,935,777)	(2,305,131)	(34,776,343)
Net increase	474,788	$7,334,692	371,247	$5,705,193
Class C
Shares sold	170,014	$2,624,348	213,068	$3,228,673
Reinvestment of distributions	11,089	171,013	19,816	299,664
Shares redeemed	(51,406)	(792,545)	(152,723)	(2,304,963)
Net increase	129,697	$2,002,816	80,161	$1,223,374
Class I
Shares sold	18,683,275	$288,362,492	21,491,238	$325,979,518
Reinvestment of distributions	1,216,963	18,830,719	1,957,184	29,706,447
Shares redeemed	(7,083,656)	(109,669,280)	(12,877,759)	(194,506,883)
Net increase	12,816,582	$197,523,931	10,570,663	$161,179,082
Class R6
Shares sold	6,011,576	$93,079,492	7,929,537	$119,959,887
Reinvestment of distributions	474,501	7,343,913	752,996	11,436,577
Shares redeemed	(3,651,898)	(56,353,146)	(2,936,411)	(44,444,825)
Net increase	2,834,179	$44,070,259	5,746,122	$86,951,639

CFICX-NCSR 3.31.26

Calvert
Core Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Core Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 12.5%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	3,038	$ 3,084,817
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33(1)	2,428	2,430,523
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	473	475,922
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	700	705,503
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	163	163,474
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,705,698
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)	1,655	1,677,303
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	4,399	4,436,157
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	3,094	3,106,488
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,475	1,490,427
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,052	1,055,074
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	4,565	4,569,025
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,977	2,002,473
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	3,115	3,027,749
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,089,445
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	1,504	1,490,471
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,251	3,201,055
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	833,082
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	474,866
Driven Brands Funding LLC:
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	1,242	1,166,207
Series 2021-1A, Class A2, 2.791%, 10/20/51(1)	2,620	2,367,406
Enterprise Fleet Financing LLC:
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	709	712,874
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	447	448,136
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,239,278
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	513	517,251
FIGRE Trust:
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	1,503	1,499,129
Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(3)	1,023	1,025,568
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(2)	2,740	2,752,059
Security	Principal Amount* (000's omitted)	Value
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	82	$ 82,593
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	621	624,109
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	348	350,984
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	100	80,471
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	411	408,789
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,515	3,490,163
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 5.173%, (30-day SOFR Average + 1.50%), 8/25/54(1)(4)	3,742	3,752,630
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	57	56,598
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	1,077	1,081,940
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	1,188	1,188,788
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	2,504	2,510,862
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	4,968	4,986,826
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	2,070	2,026,175
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,346,613
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	464	410,543
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	90,083
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,043	781,576
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	264	258,773
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,004	950,610
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	1,705	1,698,197
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	4,977	4,774,250
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,725,582
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	76	75,362
OBX Trust, Series 2025-HE1, Class A1, 5.262%, (30-day SOFR Average + 1.60%), 2/25/55(1)(4)	2,071	2,078,578
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46(1)	3,220	3,248,545
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	1,452	1,451,975
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	285	280,276
Series 2021-C, Class A, 2.18%, 10/8/31(1)	296	291,704
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	827	832,386
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	688	688,820
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,317,611

1
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,275	$ 1,297,757
PK ALIFT Loan Funding 7 LP, Series 2025-2, Class A, 4.75%, 3/15/43(1)	2,233	2,225,473
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	586	559,058
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,671	3,696,971
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	244	244,152
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	369	369,861
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,148	3,141,486
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(4)	2,105	2,116,937
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	321	285,595
SERVPRO Master Issuer LLC:
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,450	2,512,071
Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	2,925	2,900,944
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	332	334,696
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,900	1,917,976
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	2,371	2,344,665
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)	600	579,775
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	895	821,051
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,198	977,817
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	207	182,298
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	333	286,622
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	280	208,119
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	564	367,154
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,728	1,580,729
Series 2023-B, Class B, 5.60%, 8/22/50(1)	1,749	1,377,292
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	973	845,896
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	1,961	1,678,321
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	132	120,086
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	378	363,160
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)	3,900	3,904,292
Security	Principal Amount* (000's omitted)		Value
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)		394	$ 369,030
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)		1,821	1,821,383
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		3,700	3,688,485
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	3,327	3,802,582
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	1,110	1,475,449
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		140	137,651
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)		1,119	1,120,884
Series 2024-1A, Class C, 5.65%, 2/15/29(1)		925	932,843
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 9/19/39(1)		1,378	1,387,045
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		2,969	2,962,739
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		1,174	1,179,792
Total Asset-Backed Securities (identified cost $154,517,682)			$153,808,009

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$394	$ 386,429
Champs Trust:
Series 2024-2, Class A, 8.892%, 11/25/59(1)(3)	981	1,007,596
Series 2025-2, Class A, 7.721%, 10/25/60(1)(3)	2,845	2,918,352
Chase Home Lending Mortgage Trust:
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(3)	3,751	3,745,433
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(3)	2,466	2,459,353
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(2)	243	243,394
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	704	708,174
FARM Mortgage Trust:
Series 2024-1, Class A1, 4.677%, 10/1/53(1)(3)	2,220	2,184,428
Series 2024-2, Class A, 5.165%, 8/1/54(1)(3)	2,047	1,924,219
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	130	133,030
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(4)	2,968	2,988,710
Series 5499, Class FQ, 4.812%, (30-day SOFR Average + 1.15%), 2/25/55(4)	996	1,002,470
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(4)	3,536	3,549,931

2
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(4)	$3,043	$ 3,052,843
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	30	30,584
Series 2024-HQA1, Class A1, 4.912%, (30-day SOFR Average + 1.25%), 3/25/44(1)(4)	2,156	2,161,858
Federal National Mortgage Association:
Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(4)	1,052	1,057,817
Series 2024-48, Class FC, 4.762%, (30-day SOFR Average + 1.10%), 7/25/54(4)	4,201	4,228,169
Series 2024-82, Class FY, 4.962%, (30-day SOFR Average + 1.30%), 11/25/54(4)	1,770	1,779,867
Series 2025-12, Class GF, 5.012%, (30-day SOFR Average + 1.35%), 3/25/55(4)	2,320	2,337,132
Series 2025-75, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 9/25/55(4)	2,472	2,479,006
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	479,668
Series 2023-84, Class MW, 6.00%, 6/20/53	492	509,683
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(4)	4,070	4,081,267
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(4)	3,442	3,467,046
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	934	941,432
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	1,725	1,730,172
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(4)	2,325	2,331,161
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(4)	2,478	2,482,448
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(3)	1,677	1,690,693
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(3)	3,081	3,074,935
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(3)	1,183	1,192,282
Total Collateralized Mortgage Obligations (identified cost $62,318,868)		$62,359,582

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class BNM, 3.465%, 11/5/32(1)	$2,875	$ 2,760,549
BFLD Commercial Mortgage Trust:
Series 2024-UNIV, Class A, 5.165%, (1 mo. SOFR + 1.493%), 11/15/41(1)(4)	1,515	1,517,321
Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust: (continued)
Series 2025-660F, Class A, 5.173%, (1 mo. SOFR + 1.50%), 11/15/42(1)(4)	$3,925	$ 3,926,221
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(4)	2,332	2,337,290
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	3,730	3,737,612
BX Trust, Series 2025-GW, Class B, 5.523%, (1 mo. SOFR + 1.85%), 7/15/42(1)(4)	3,470	3,473,961
CRSNT Trust, Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(4)	2,570	2,562,879
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 5.436%, 8/10/42(1)(3)	3,180	3,207,663
Extended Stay America Trust:
Series 2026-ESH2, Class A, 4.873%, (1 mo. SOFR + 1.20%), 2/15/43(1)(4)	2,135	2,137,673
Series 2026-ESH2, Class C, 5.273%, (1 mo. SOFR + 1.60%), 2/15/43(1)(4)	695	697,704
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.616%, 3/25/29(3)	1,778	1,789,716
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(3)	2,592	2,554,270
Series 2018-M4, Class A2, 3.067%, 3/25/28(3)	5,232	5,156,734
Series 2018-M13, Class A2, 3.754%, 9/25/30(3)	622	610,535
Series 2019-M1, Class A2, 3.56%, 9/25/28(3)	6,467	6,386,678
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,055	4,807,794
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,779,052
Series 2023-M1S, Class A2, 4.50%, 4/25/33(3)	3,414	3,486,047
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,324,931
Great Wolf Trust:
Series 2024-WLF2, Class A, 5.364%, (1 mo. SOFR + 1.691%), 5/15/41(1)(4)	1,745	1,747,103
Series 2024-WOLF, Class A, 5.215%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	5,061	5,064,899
GSJP Trust, Series 2025-BEDS, Class A, 5.173%, (1 mo. SOFR + 1.50%), 12/15/42(1)(4)	2,929	2,915,061
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.065%, (1 mo. SOFR + 1.393%), 3/15/42(1)(4)	2,230	2,231,398
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(4)	4,340	4,345,614
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 5.514%, (1 mo. SOFR + 1.841%), 9/15/41(1)(4)	2,202	2,205,166
Series-2024-RGCY, Class C, 6.513%, (1 mo. SOFR + 2.84%), 9/15/41(1)(4)	1,717	1,720,659
INTOWN Mortgage Trust:
Series 2025-STAY, Class B, 5.423%, (1 mo. SOFR + 1.75%), 3/15/42(1)(4)	1,215	1,214,649
Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(4)	3,957	3,957,439
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	2,225	2,228,142

3
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
NYC Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(4)	$3,454	$ 3,464,569
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.883%, (1 mo. SOFR + 1.209%), 11/15/38(1)(4)	2,969	2,967,897
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(4)	4,158	4,163,193
Series 2024-GLKS, Class B, 5.565%, (1 mo. SOFR + 1.892%), 12/15/39(1)(4)	1,141	1,143,488
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.344%, 8/10/42(1)(3)	2,350	2,390,324
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.064%, (1 mo. SOFR + 1.392%), 5/15/39(1)(4)	3,055	3,048,721
TX Trust, Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	3,190	3,189,823
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class A, 4.833%, 3/10/41(1)(3)	1,564	1,550,283
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(3)	2,320	2,338,591
Total Commercial Mortgage-Backed Securities (identified cost $107,892,394)		$108,141,649

Corporate Bonds — 28.3%

Security	Principal Amount* (000’s omitted)	Value
Communications — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	1,691	$ 1,087,046
4.80%, 3/1/50	4,581	3,389,287
5.375%, 5/1/47	1,600	1,288,770
McGraw-Hill Education, Inc., 7.375%, 9/1/31(1)	2,116	2,161,509
TELUS Corp., 6.375% to 3/9/31, 6/9/56(5)	1,800	1,782,553
Uber Technologies, Inc., 4.80%, 9/15/34	4,375	4,285,546
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,881	1,976,156
		$15,970,867
Consumer, Cyclical — 1.9%
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	1,049	$1,038,789
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	3,736	3,732,276
Ford Motor Credit Co. LLC:
4.97%, 4/6/29	240	237,118
5.303%, 9/6/29	280	278,634
5.73%, 9/5/30	936	935,440
6.054%, 11/5/31	581	583,851
7.35%, 3/6/30	1,606	1,694,916
General Motors Financial Co., Inc., 5.85%, 4/6/30(6)	1,855	1,920,620
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Hyundai Capital America:
4.50%, 9/18/30(1)	3,984	$ 3,919,151
4.55%, 1/8/31(1)	1,885	1,852,215
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)(6)	2,825	2,784,400
Toyota Motor Credit Corp., 4.65%, 1/5/29	4,077	4,119,205
		$ 23,096,615
Consumer, Non-cyclical — 2.5%
AbbVie, Inc., 5.40%, 3/15/54	3,225	$ 3,081,575
Centene Corp., 2.50%, 3/1/31	4,574	3,840,985
Conservation Fund, 3.474%, 12/15/29	190	181,390
Ford Foundation, 2.415%, 6/1/50	270	159,534
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,200	2,286,449
HCA, Inc., 4.60%, 11/15/32	4,242	4,127,574
Herc Holdings, Inc., 6.00%, 3/15/34(1)	2,355	2,279,131
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	221,765
LifePoint Health, Inc., 9.875%, 8/15/30(1)	1,540	1,630,493
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	2,651	2,465,532
5.34%, 5/19/63	4,750	4,318,612
Pfizer, Inc.:
2.625%, 4/1/30	460	430,830
5.70%, 11/15/65	150	144,959
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,432	2,394,401
Smithfield Foods, Inc., 5.20%, 4/1/29(1)(6)	3,337	3,368,262
		$30,931,492
Energy — 0.3%
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	1,894	$1,815,019
WBI Operating LLC, 6.25%, 10/15/30(1)	1,648	1,658,934
		$3,473,953
Financial — 16.6%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	1,400	$1,410,989
Ally Financial, Inc., 5.548% to 7/31/32, 7/31/33(5)	1,675	1,646,287
American International Group, Inc., 5.45%, 5/7/35	291	296,959
American National Global Funding:
5.25%, 6/3/30(1)	1,575	1,570,133
5.55%, 1/28/30(1)	735	743,238
American National Group, Inc.:
6.00%, 7/15/35	567	553,167
6.144%, 6/13/32(1)	879	898,908
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	288,354
Apollo Global Management, Inc., 5.15%, 8/12/35	650	629,763
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	2,265	2,351,722
Athene Global Funding, 4.86%, 8/27/26(1)	4,506	4,513,637
Athene Holding Ltd., 6.625%, 5/19/55	2,099	2,024,281

4
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(5)	1,000	$ 987,347
4.175% to 3/24/27, 3/24/28(5)	200	199,153
5.294%, 8/18/27	400	403,935
5.538% to 3/14/29, 3/14/30(5)	1,800	1,843,511
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(5)	11,944	11,037,392
4.456% to 2/6/31, 2/6/32(5)	2,970	2,933,461
5.511% to 1/24/35, 1/24/36(5)	3,125	3,187,920
5.872% to 9/15/33, 9/15/34(5)	2,207	2,311,781
5.933% to 9/15/26, 9/15/27(5)	5,980	6,022,019
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(5)	3,640	3,666,402
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
7.625% to 2/11/30, 2/11/35(1)(5)	1,185	1,226,475
8.125% to 1/8/34, 1/8/39(1)(5)	1,895	1,996,936
BNP Paribas SA:
5.335% to 6/12/28, 6/12/29(1)(5)	4,013	4,078,598
7.75% to 8/16/29(1)(5)(7)	244	251,906
Brookfield Asset Management Ltd.:
5.298%, 1/15/36	1,409	1,377,517
5.795%, 4/24/35	1,900	1,937,021
6.077%, 9/15/55	3,104	3,069,664
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(5)	1,740	1,759,765
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	1,043,923
4.343% to 11/14/30, 11/14/31(5)	3,116	3,082,758
CI Financial Corp., 7.50%, 5/30/29(1)	3,625	3,805,994
Citadel Finance LLC, 5.15%, 2/14/31(1)	1,182	1,154,822
Citadel LP, 6.375%, 1/23/32(1)	1,784	1,850,082
Corebridge Global Funding, 4.45%, 10/2/30(1)	650	637,848
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	2,550	2,479,441
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(5)	1,980	1,999,065
Enact Holdings, Inc., 6.25%, 5/28/29	3,070	3,160,952
EPR Properties:
3.60%, 11/15/31	895	812,840
4.75%, 11/15/30	310	302,705
4.95%, 4/15/28	2,009	2,006,706
Essent Group Ltd., 6.25%, 7/1/29	475	491,624
Fortitude Global Funding, 4.625%, 10/6/28(1)	2,812	2,784,639
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,068	1,088,196
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,994	2,625,624
6.75%, 3/15/54(1)	3,957	3,689,744
7.95%, 6/15/33(1)	34	36,498
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(5)	1,451	1,423,034
5.218% to 4/23/30, 4/23/31(5)	2,060	2,095,229
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		7,454	$ 7,508,149
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		95	94,671
3.75%, 9/15/30(1)(6)		600	552,564
ING Groep NV, 5.525% to 3/25/35, 3/25/36(5)		2,791	2,824,620
Intact Financial Corp., 5.459%, 9/22/32(1)		2,068	2,105,447
Jefferies Financial Group, Inc.:
5.50%, 2/15/36		2,214	2,126,287
6.20%, 4/14/34		1,624	1,657,063
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(5)		1,100	1,090,029
4.347% to 1/22/31, 1/22/32(5)		1,499	1,478,162
4.493% to 3/24/30, 3/24/31(5)		799	794,935
4.898% to 1/22/36, 1/22/37(5)		1,721	1,684,662
5.581% to 4/22/29, 4/22/30(5)		3,642	3,754,210
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		1,184	1,150,579
4.375%, 5/15/31(1)		1,575	1,508,518
5.75%, 6/15/35		2,310	2,301,956
Marex Group PLC, 6.404%, 11/4/29		2,615	2,694,276
Marsh & McLennan Cos., Inc.:
4.95%, 3/15/36		1,395	1,382,555
5.00%, 3/15/35		710	707,354
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)		4,192	4,238,289
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		1,816	1,794,045
Nationwide Building Society, 5.537% to 7/14/35, 7/14/36(1)(5)(6)		1,916	1,922,278
NLG Global Funding, 4.35%, 9/15/30(1)		2,150	2,113,638
Nuveen LLC, 5.85%, 4/15/34(1)		2,747	2,839,181
Nykredit Realkredit AS, 3.50%, 10/1/56(8)	DKK	119,424	17,450,692
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		611	618,055
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(5)		3,318	3,383,790
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(5)		275	280,846
Principal Financial Group, Inc., 4.625%, 9/15/42		308	268,276
Raymond James Financial, Inc.:
4.90%, 9/11/35		3,875	3,775,101
5.65%, 9/11/55		2,296	2,175,469
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		3,782	3,491,781
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(5)		3,544	3,537,450
4.97% to 5/2/30, 5/2/31(5)		1,500	1,516,602
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		1,199	1,177,927
Stifel Financial Corp., 4.00%, 5/15/30		328	318,864
Swedbank AB:
5.337%, 9/20/27(1)		425	431,049
6.136%, 9/12/26(1)		2,031	2,047,144
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)		2,368	2,444,418

5
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(5)	1,745	$ 1,537,917
UWM Holdings LLC, 6.25%, 3/15/31(1)	2,385	2,173,988
Wells Fargo & Co., 4.182% to 1/23/29, 1/23/30(5)	3,284	3,255,411
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,437,869
Willis North America, Inc.:
4.55%, 3/15/31	1,035	1,020,643
5.15%, 3/15/36	1,282	1,249,267
		$ 204,705,992
Government - Multinational — 2.8%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	2,750	$2,769,406
4.25%, 3/13/34	4,115	4,118,312
European Investment Bank, 3.25%, 11/15/27	13,000	12,891,134
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,174,270
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,249,074
4.00%, 1/10/31	8,000	8,018,038
		$34,220,234
Industrial — 0.6%
Hexcel Corp., 5.875%, 2/26/35	3,600	$3,697,912
Masterbrand, Inc., 7.00%, 7/15/32(1)(6)	2,187	2,138,587
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	1,648	1,636,601
		$7,473,100
Technology — 0.9%
Apple, Inc., 3.45%, 2/9/45	936	$716,822
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,944,954
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	1,655	1,598,770
Oracle Corp.:
3.60%, 4/1/50	2,790	1,685,668
3.95%, 3/25/51	2,144	1,359,451
6.00%, 8/3/55	1,506	1,263,811
6.55%, 2/4/46	990	924,264
6.70%, 2/4/56	1,325	1,230,696
Qorvo, Inc., 3.375%, 4/1/31(1)	975	882,508
		$11,606,944
Utilities — 1.4%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	4,895	$4,899,333
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	1,675	1,637,605
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	306,486
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(5)	1,820	1,809,638
Engie SA, 5.625%, 4/10/34(1)	3,400	3,477,646
MidAmerican Energy Co., 5.35%, 1/15/34	294	301,941
New England Power Co., 5.936%, 11/25/52(1)	502	501,503
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	4,885	4,968,662
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
Northern States Power Co., 2.60%, 6/1/51	198	$ 119,466
		$ 18,022,280
Total Corporate Bonds (identified cost $351,603,813)		$ 349,501,477

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(9)	95,000	$ 4,807,475
Total Exchange-Traded Funds (identified cost $4,831,100)		$ 4,807,475

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$2,000	$ 2,000,280
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,000,280

Sovereign Government Bonds — 1.2%

Security	Principal Amount (000’s omitted)	Value
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,591,253
		$ 4,591,253
Netherlands — 0.3%
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	$3,400	$ 3,013,664
		$ 3,013,664
South Korea — 0.5%
Export-Import Bank of Korea, 3.75%, 1/13/29	$6,762	$ 6,717,392
		$ 6,717,392
Total Sovereign Government Bonds (identified cost $14,278,272)		$14,322,309

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.1%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,022,658
		$ 1,022,658
Special Tax Revenue — 0.0%†
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 140,096
Social Bonds, 3.034%, 6/1/34	110	97,904
		$ 238,000
Water and Sewer — 0.0%†
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$464,288
		$464,288
Total Taxable Municipal Obligations (identified cost $2,215,546)		$1,724,946

U.S. Government Agencies and Instrumentalities — 0.0%†

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 131,806
3.485%, 8/1/35	85	76,619
3.585%, 8/1/37	150	133,192
Total U.S. Government Agencies and Instrumentalities (identified cost $405,557)		$ 341,617

U.S. Government Agency Mortgage-Backed Securities — 26.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$189	$ 167,518
5.00%, with various maturities to 2054	12,245	12,103,927
5.50%, with various maturities to 2055	74,269	74,721,872
6.00%, 6/1/53	192	196,513
Federal National Mortgage Association:
2.00%, 4/1/51	121	100,263
3.00%, 7/1/49	92	82,099
4.50%, with various maturities to 2052	3,387	3,285,370
5.00%, with various maturities to 2055	15,693	15,520,185
5.50%, with various maturities to 2055	44,825	45,108,153
7.00%, 6/1/53	76	81,444
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
2.50%, with various maturities to 2051	$462	$ 395,015
5.50%, 6/20/53	1,441	1,485,979
6.00%, with various maturities to 2053	294	304,403
7.00%, 6/20/53	528	555,546
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(12)	9,680	9,118,106
4.50%, 30-Year, TBA(12)	13,005	12,543,729
5.00%, 30-Year, TBA(12)	148,490	146,384,464
5.50%, 30-Year, TBA(12)	9,158	9,197,709
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $333,966,794)		$331,352,295

U.S. Treasury Obligations — 23.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$31	$ 14,721
1.375%, 8/15/50	186	90,991
2.25%, 8/15/46	1,536	1,001,580
2.50%, 5/15/46	204	140,218
2.875%, 8/15/45	2,844	2,112,448
3.00%, 5/15/45	2,378	1,810,438
3.625%, 2/15/44	96,300	81,832,429
3.875%, 5/15/43	11,690	10,364,195
4.00%, 11/15/52	2,213	1,901,883
4.50%, 2/15/44	5,455	5,218,581
4.50%, 11/15/54	1,621	1,514,655
4.75%, 11/15/43	7,200	7,115,625
4.75%, 2/15/45	4,469	4,392,953
4.75%, 11/15/53	6,350	6,175,871
U.S. Treasury Notes:
0.625%, 8/15/30	1,772	1,539,114
0.875%, 11/15/30	221	192,667
1.125%, 8/31/28	807	757,351
1.125%, 2/15/31	28	24,553
1.25%, 8/15/31	110	95,496
1.375%, 11/15/31	3,762	3,263,168
1.50%, 11/30/28	25,584	24,094,432
1.75%, 1/31/29	109	102,973
1.875%, 2/28/29	174	164,739
3.50%, 11/30/30	34,703	34,067,230
4.00%, 2/28/30	16,546	16,609,786
4.00%, 2/15/34	2,910	2,870,897
4.00%, 11/15/35	183	178,525
4.125%, 2/28/27	2,136	2,143,166
4.125%, 11/30/29	35,951	36,252,230
4.125%, 2/15/36	294	289,429

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.25%, 12/31/26	$14,616	$ 14,668,344
4.25%, 5/15/35	10,960	10,932,814
4.25%, 8/15/35	1,002	998,399
4.50%, 11/15/33	8,820	9,004,324
4.625%, 2/15/35	8,721	8,949,621
Total U.S. Treasury Obligations (identified cost $293,537,437)		$ 290,885,846

Short-Term Investments — 6.5%
Affiliated Fund — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(13)	75,310,529	$ 75,310,529
Total Affiliated Fund (identified cost $75,310,529)		$ 75,310,529
Securities Lending Collateral — 0.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(14)	5,495,165	$ 5,495,165
Total Securities Lending Collateral (identified cost $5,495,165)		$ 5,495,165
Total Short-Term Investments (identified cost $80,805,694)		$ 80,805,694
Total Investments — 113.3% (identified cost $1,408,373,157)		$1,400,051,179
Other Assets, Less Liabilities — (13.3)%		$ (164,659,639)
Net Assets — 100.0%		$1,235,391,540

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $385,187,224 or 31.2% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(4)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $8,360,772.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $17,450,692 or 1.4% of the Fund's net assets.
(9)	Affiliated fund (see Note 8).
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $2,000,280, which represents 0.2% of the net assets of the Fund as of March 31, 2026.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(14)	Represents investment of cash collateral received in connection with securities lending.

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,032,587	DKK	116,017,333	JPMorgan Chase Bank, N.A.	6/17/26	$16,546	$ —
USD	3,948,169	EUR	3,409,988	Barclays Bank PLC	6/17/26	—	(6,962)
USD	1,513,016	GBP	1,131,645	BNP Paribas	6/17/26	15,507	—
						$32,053	$(6,962)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,404	Long	6/30/26	$151,884,282	$(1,640,070)
U.S. 10-Year Treasury Note	711	Long	6/18/26	78,954,328	(1,251,869)
U.S. Long Treasury Bond	26	Long	6/18/26	2,960,750	14,318
U.S. Ultra 10-Year Treasury Note	779	Long	6/18/26	88,428,672	(1,661,389)
Euro-Bund	(135)	Short	6/8/26	(19,565,828)	250,707
U.S. 2-Year Treasury Note	(442)	Short	6/30/26	(91,690,828)	612,729
U.S. Ultra-Long Treasury Bond	(74)	Short	6/18/26	(8,625,625)	183,140
					$(3,492,434)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000
		$2,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
9
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,326,231,528) - including $8,360,772 of securities on loan	$1,317,932,895
Investments in securities of affiliated issuers, at value (identified cost $82,141,629)	82,118,284
Receivable for variation margin on open futures contracts	523,905
Receivable for open forward foreign currency exchange contracts	32,053
Cash	5,457,019
Cash denominated in foreign currency, at value (cost $22,946)	22,887
Deposits at broker for futures contracts	5,414,241
Deposits for forward commitment securities	2,440,000
Receivable for investments sold	10,166,657
Receivable for capital shares sold	794,088
Interest receivable	8,832,121
Dividends and interest receivable - affiliated	269,001
Securities lending income receivable	1,298
Receivable from affiliates	63,766
Trustees' deferred compensation plan	49,911
Total assets	$1,434,118,126
Liabilities
Payable for open forward foreign currency exchange contracts	$6,962
Payable for forward commitment securities	189,748,410
Payable for capital shares redeemed	2,580,924
Distributions payable	42,700
Deposits for securities loaned	5,495,165
Payable to affiliates:
Investment advisory fee	303,225
Administrative fee	124,865
Distribution and service fees	30,030
Sub-transfer agency fee	3,578
Trustees' deferred compensation plan	49,911
Accrued expenses	340,816
Total liabilities	$198,726,586
Net Assets	$1,235,391,540
Sources of Net Assets
Paid-in capital	$1,256,812,218
Accumulated loss	(21,420,678)
Net Assets	$1,235,391,540
Class A Shares
Net Assets	$140,345,540
Shares Outstanding	8,918,490
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.74
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$16.27
10
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$928,339,175
Shares Outstanding	58,911,103
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.76
Class R6 Shares
Net Assets	$166,706,825
Shares Outstanding	10,582,664
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.75

On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income - affiliated issuers	$1,910,837
Interest income	27,341,623
Interest income - affiliated issuers	50,000
Securities lending income, net	6,768
Total investment income	$29,309,228
Expenses
Investment advisory fee	$1,801,522
Administrative fee	720,609
Distribution and service fees:
Class A	174,458
Trustees' fees and expenses	33,849
Custodian fees	14,678
Transfer agency fees and expenses	400,602
Accounting fees	126,954
Professional fees	32,730
Registration fees	36,662
Reports to shareholders	27,356
Miscellaneous	63,009
Total expenses	$3,432,429
Waiver and/or reimbursement of expenses by affiliates	$(398,600)
Net expenses	$3,033,829
Net investment income	$26,275,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$4,468,935
Futures contracts	1,912,495
Foreign currency transactions	(4,917)
Forward foreign currency exchange contracts	758,324
Net realized gain	$7,134,837
Change in unrealized appreciation (depreciation):
Investment securities	$(19,073,654)
Investment securities - affiliated issuers	(34,690)
Futures contracts	(5,188,253)
Foreign currency	(2,866)
Forward foreign currency exchange contracts	8,685
Net change in unrealized appreciation (depreciation)	$(24,290,778)
Net realized and unrealized loss	$(17,155,941)
Net increase in net assets from operations	$9,119,458
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$26,275,399	$51,864,953
Net realized gain (loss)	7,134,837	(8,055,217)
Net change in unrealized appreciation (depreciation)	(24,290,778)	(4,704,092)
Net increase in net assets from operations	$9,119,458	$39,105,644
Distributions to shareholders:
Class A	$(2,899,197)	$(5,480,302)
Class I	(19,783,343)	(40,214,476)
Class R6	(3,625,308)	(6,122,619)
Total distributions to shareholders	$(26,307,848)	$(51,817,397)
Capital share transactions:
Class A	$5,598,166	$39,119,779
Class I	72,683,252	(7,173,206)
Class R6	9,842,260	50,188,146
Net increase in net assets from capital share transactions	$88,123,678	$82,134,719
Net increase in net assets	$70,935,288	$69,422,966
Net Assets
At beginning of period	$1,164,456,252	$1,095,033,286
At end of period	$1,235,391,540	$1,164,456,252
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.96	$16.16	$15.16	$15.59	$19.49	$19.97
Income (Loss) From Operations
Net investment income(1)	$0.33	$0.68	$0.71	$0.57	$0.29	$0.30
Net realized and unrealized gain (loss)	(0.22)	(0.20)	0.99	(0.44)	(3.03)	0.06
Total income (loss) from operations	$0.11	$0.48	$1.70	$0.13	$(2.74)	$0.36
Less Distributions
From net investment income	$(0.33)	$(0.68)	$(0.70)	$(0.56)	$(0.30)	$(0.30)
From net realized gain	—	—	—	—	(0.86)	(0.54)
Total distributions	$(0.33)	$(0.68)	$(0.70)	$(0.56)	$(1.16)	$(0.84)
Net asset value — End of period	$15.74	$15.96	$16.16	$15.16	$15.59	$19.49
Total Return(2)	0.68%(3)	3.13%	11.45%	0.76%	(14.78)%	1.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,346	$136,748	$98,463	$59,235	$43,106	$50,647
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%(5)	0.81%	0.83%	0.84%	0.91%	0.97%
Net expenses	0.73%(5)(6)	0.72%(6)	0.74%(6)	0.74%(6)	0.74%(6)	0.80%
Net investment income	4.15%(5)	4.35%	4.51%	3.64%	1.65%	1.52%
Portfolio Turnover	152%(3)(7)	421%(7)	376%(7)	226%(7)	175%(7)	195%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.98	$16.18	$15.18	$15.61	$19.51	$20.00
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.72	$0.74	$0.63	$0.35	$0.36
Net realized and unrealized gain (loss)	(0.22)	(0.20)	1.00	(0.46)	(3.04)	0.04
Total income (loss) from operations	$0.13	$0.52	$1.74	$0.17	$(2.69)	$0.40
Less Distributions
From net investment income	$(0.35)	$(0.72)	$(0.74)	$(0.60)	$(0.35)	$(0.35)
From net realized gain	—	—	—	—	(0.86)	(0.54)
Total distributions	$(0.35)	$(0.72)	$(0.74)	$(0.60)	$(1.21)	$(0.89)
Net asset value — End of period	$15.76	$15.98	$16.18	$15.18	$15.61	$19.51
Total Return(2)	0.81%(3)	3.39%	11.64%	1.09%	(14.55)%	1.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$928,339	$868,455	$887,028	$586,705	$132,749	$42,399
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.55%(5)	0.56%	0.58%	0.59%	0.66%	0.72%
Net expenses	0.48%(5)(6)	0.47%(6)	0.49%(6)	0.49%(6)	0.49%(6)	0.55%
Net investment income	4.40%(5)	4.60%	4.74%	4.02%	2.07%	1.81%
Portfolio Turnover	152%(3)(7)	421%(7)	376%(7)	226%(7)	175%(7)	195%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,		Period Ended September 30, 2023(1)
		2025	2024
Net asset value — Beginning of period	$15.98	$16.17	$15.18	$15.79
Income (Loss) From Operations
Net investment income(2)	$0.35	$0.73	$0.75	$0.17
Net realized and unrealized gain (loss)	(0.23)	(0.19)	0.98	(0.61)
Total income (loss) from operations	$0.12	$0.54	$1.73	$(0.44)
Less Distributions
From net investment income	$(0.35)	$(0.73)	$(0.74)	$(0.17)
Total distributions	$(0.35)	$(0.73)	$(0.74)	$(0.17)
Net asset value — End of period	$15.75	$15.98	$16.17	$15.18
Total Return(3)	0.76%(4)	3.49%	11.68%	(2.78)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$166,707	$159,253	$109,542	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.48%(6)	0.49%	0.55%	0.56%(6)
Net expenses	0.45%(6)(7)	0.44%(7)	0.46%(7)	0.46%(6)(7)
Net investment income	4.43%(6)	4.62%	4.79%	4.41%(6)
Portfolio Turnover	152%(4)(8)	421%(8)	376%(8)	226%(8)(9)

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended March 31, 2026, 0.02% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the year ended September 30, 2024 and the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
17

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$153,808,009	$ —	$153,808,009
Collateralized Mortgage Obligations	—	62,359,582	—	62,359,582
Commercial Mortgage-Backed Securities	—	108,141,649	—	108,141,649
Corporate Bonds	—	349,501,477	—	349,501,477
Exchange-Traded Funds	4,807,475	—	—	4,807,475
High Social Impact Investments	—	2,000,280	—	2,000,280
Sovereign Government Bonds	—	14,322,309	—	14,322,309
Taxable Municipal Obligations	—	1,724,946	—	1,724,946
U.S. Government Agencies and Instrumentalities	—	341,617	—	341,617
U.S. Government Agency Mortgage-Backed Securities	—	331,352,295	—	331,352,295
U.S. Treasury Obligations	—	290,885,846	—	290,885,846
Short-Term Investments:
Affiliated Fund	75,310,529	—	—	75,310,529
Securities Lending Collateral	5,495,165	—	—	5,495,165
Total Investments	$85,613,169	$1,314,438,010	$ —	$1,400,051,179
Forward Foreign Currency Exchange Contracts	$ —	$32,053	$ —	$32,053
Futures Contracts	1,060,894	—	—	1,060,894
Total	$86,674,063	$1,314,470,063	$ —	$1,401,144,126
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(6,962)	$ —	$(6,962)
Futures Contracts	(4,553,328)	—	—	(4,553,328)
Total	$(4,553,328)	$(6,962)	$ —	$(4,560,290)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as
18

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
19

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $1,801,522.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $74,021 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 0.49% and 0.46% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $324,579.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $720,609.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $174,458 for Class A shares.
The Fund was informed that EVD received $3,005 as its portion of the sales charge on sales of Class A shares and $133 of contingent deferred sales charges paid by Class A shareholders for the six months ended March 31, 2026.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $6,380 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns, were $259,049,232 and $233,478,858, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,741,820,464 and $1,703,339,094, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $14,809,704 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $3,627,010 are short-term and $11,182,694 are long-term.
20

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2025, the Fund had a late year ordinary loss of $8,199 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,408,553,226
Gross unrealized appreciation	$6,106,845
Gross unrealized depreciation	(18,076,235)
Net unrealized depreciation	$(11,969,390)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the  amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $6,962. At March 31, 2026, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
21

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$1,060,894(1)	$1,060,894
Receivable for open forward foreign currency exchange contracts	32,053	—	32,053
Total Asset Derivatives	$32,053	$1,060,894	$1,092,947
Derivatives not subject to master netting or similar agreements	$—	$1,060,894	$1,060,894
Total Asset Derivatives subject to master netting or similar agreements	$32,053	$—	$32,053
Accumulated loss	$ —	$(4,553,328)(1)	$(4,553,328)
Payable for open forward foreign currency exchange contracts	(6,962)	—	(6,962)
Total Liability Derivatives	$(6,962)	$(4,553,328)	$(4,560,290)
Derivatives not subject to master netting or similar agreements	$—	$(4,553,328)	$(4,553,328)
Total Liability Derivatives subject to master netting or similar agreements	$(6,962)	$—	$(6,962)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$15,507	$ —	$ —	$ —	$15,507
JPMorgan Chase Bank, N.A.	16,546	—	(16,546)	—	—
	$32,053	$ —	$(16,546)	$ —	$15,507

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(6,962)	$ —	$ —	$ —	$(6,962)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
22

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$758,324	$ —	$758,324
Futures contracts	—	1,912,495	1,912,495
Total	$758,324	$1,912,495	$2,670,819
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$8,685	$ —	$8,685
Futures contracts	—	(5,188,253)	(5,188,253)
Total	$8,685	$(5,188,253)	$(5,179,568)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$302,736,000	$108,742,000	$15,637,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $8,462,639 and the total value of collateral received was $8,613,988, comprised of cash of $5,495,165 and U.S. government and/or agencies securities of $3,118,823.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$5,495,165	$ —	$ —	$ —	$5,495,165
23

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2026.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2026, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $82,118,284, which represents 6.7% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ —	$ —	$ —	$(10,450)	$ 4,807,475	$ 104,364	95,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	2,024,520	—	—	—	(24,240)	2,000,280	50,000	$2,000,000
Short-Term Investments
Liquidity Fund	100,512,062	294,029,178	(319,230,711)	—	—	75,310,529	1,806,473	75,310,529
Total				$ —	$(34,690)	$82,118,284	$1,960,837

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	868,865	$13,874,767	3,592,917	$56,681,138
Reinvestment of distributions	178,772	2,853,213	342,080	5,387,366
Shares redeemed	(697,710)	(11,129,814)	(1,460,402)	(22,948,725)
Net increase	349,927	$5,598,166	2,474,595	$39,119,779
24

Calvert
Core Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class I
Shares sold	13,079,891	$208,565,018	22,957,342	$361,382,390
Reinvestment of distributions	1,224,430	19,569,836	2,523,630	39,788,006
Shares redeemed	(9,733,985)	(155,451,602)	(25,962,292)	(408,343,602)
Net increase (decrease)	4,570,336	$72,683,252	(481,320)	$(7,173,206)
Class R6
Shares sold	1,980,834	$31,656,476	5,415,188	$85,055,636
Reinvestment of distributions	226,934	3,625,180	388,128	6,121,524
Shares redeemed	(1,593,367)	(25,439,396)	(2,607,547)	(40,989,014)
Net increase	614,401	$9,842,260	3,195,769	$50,188,146
25

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CLDAX-NCSR 3.31.26

Calvert
Mortgage Access Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Mortgage Access Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Mortgage Access Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 0.9%

Security	Principal Amount (000's omitted)	Value
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	$867	$ 871,880
Total Asset-Backed Securities (identified cost $867,069)		$ 871,880

Collateralized Mortgage Obligations — 68.5%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$47	$ 41,516
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	39	37,252
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	65	61,975
Series 2024-NQM1, Class B1, 8.042%, 12/1/63(1)	112	112,800
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	788	772,858
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(1)(2)	1,036	1,058,169
Series 2024-2, Class A, 8.892%, 11/25/59(1)(2)	1,054	1,082,854
Series 2024-3, Class A, 9.05%, 1/25/60(1)(2)	1,285	1,322,655
Series 2025-1, Class A, 7.905%, 4/25/60(1)(2)	1,577	1,625,717
Series 2025-2, Class A, 7.721%, 10/25/60(1)(2)	1,969	2,019,567
CHNGE Mortgage Trust:
Series 2022-NQM1, Class A3, 5.82% to 4/25/26, 6/25/67(1)(3)	61	61,012
Series 2022-NQM1, Class M1, 5.82% to 4/25/26, 6/25/67(1)(3)	500	499,558
Series 2023-1, Class A1, 7.065% to 4/25/26, 3/25/58(1)(3)	108	108,897
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(3)	310	312,070
Cross Mortgage Trust, Series 2024-H2, Class B1B, 8.223%, 4/25/69(1)(2)	470	471,679
FARM Mortgage Trust:
Series 2021-1, Class B, 3.228%, 7/25/51(1)(2)	1,444	1,107,409
Series 2022-1, Class B, 2.957%, 1/25/52(1)(2)	1,958	1,471,444
Series 2023-1, Class B, 3.035%, 3/25/52(1)(2)	868	652,780
Series 2024-1, Class B, 5.077%, 10/1/53(1)(2)	820	716,812
Series 2025-1, Class B, 5.63%, 8/1/55(1)(2)	1,128	1,007,522
Series 2025-2, Class B, 5.703%, 9/25/55(1)(2)	470	418,061
Federal Home Loan Mortgage Corp.:
Series 5489, Class S, 7.564%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,082	1,111,276
Series 5508, Class DS, 10.014%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	403	446,923
Series 5508, Class SC, 10.014%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	771	849,738
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.276%, (30-day SOFR Average + 7.614%), 9/25/49(1)(5)	250	278,788
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2021-HQA1, Class B2, 8.662%, (30-day SOFR Average + 5.00%), 8/25/33(1)(5)	$2,250	$ 2,636,473
Series 2021-HQA2, Class B2, 9.112%, (30-day SOFR Average + 5.45%), 12/25/33(1)(5)	1,300	1,567,464
Series 2022-HQA2, Class M1B, 7.662%, (30-day SOFR Average + 4.00%), 7/25/42(1)(5)	500	516,566
Series 2023-HQA2, Class M1B, 7.012%, (30-day SOFR Average + 3.35%), 6/25/43(1)(5)	750	770,612
Federal National Mortgage Association:
Series 2023-12, Class LW, 6.00%, 4/25/53	500	516,248
Series 2024-102, Class SA, 7.564%, (15.62% - 30-day SOFR Average x 2.2), 1/25/55(4)	1,050	1,082,209
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(5)	173	174,840
Series 2023-R03, Class 2M2, 7.562%, (30-day SOFR Average + 3.90%), 4/25/43(1)(5)	500	522,855
GCAT Trust, Series 2023-NQM2, Class A2, 6.243% to 4/25/26, 11/25/67(1)(3)	289	288,787
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(6)	501	86,538
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(4)(6)	629	8,317
Series 2022-173, Class S, 9.266%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	154	167,660
Series 2022-175, Class SB, 9.266%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	581	602,271
Series 2022-195, Class AS, 9.535%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(4)	178	198,403
Series 2022-197, Class SW, 7.505%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(4)	120	123,486
Series 2023-13, Class SA, 1.727%, (5.40% - 30-day SOFR Average), 1/20/53(4)(6)	678	27,352
Series 2023-19, Class SD, 2.627%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	472	31,482
Series 2023-22, Class ES, 2.627%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	464	31,034
Series 2023-24, Class SB, 1.477%, (5.15% - 30-day SOFR Average), 2/20/53(4)(6)	928	34,326
Series 2023-24, Class SG, 2.627%, (6.30% - 30-day SOFR Average), 2/20/53(4)(6)	464	31,034
Series 2023-38, Class LS, 2.627%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	462	30,126
Series 2023-47, Class HS, 2.627%, (6.30% - 30-day SOFR Average), 3/20/53(4)(6)	162	10,544
Series 2023-47, Class SC, 2.577%, (6.25% - 30-day SOFR Average), 3/20/53(4)(6)	232	14,929
Series 2023-65, Class G, 9.083%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	364	395,189
Series 2023-89, Class SE, 2.377%, (6.05% - 30-day SOFR Average), 6/20/53(4)(6)	1,691	92,581
Series 2023-96, Class BL, 6.00%, 7/20/53	650	671,922
Series 2023-96, Class DB, 6.00%, 7/20/53(7)	750	775,319
Series 2023-98, Class BW, 6.00%, 7/20/53	250	258,441

1

Calvert
Mortgage Access Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	$1,000	$ 1,033,761
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,067,507
Series 2023-100, Class JL, 6.00%, 7/20/53	500	516,842
Series 2023-102, Class SG, 8.858%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(4)	186	197,613
Series 2023-133, Class S, 10.581%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(4)	340	378,165
Series 2023-149, Class S, 10.431%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(4)	221	245,278
Series 2023-153, Class SM, 13.308%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(4)	144	168,429
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,553,237
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	1,028,655
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,045,525
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,553,247
Series 2023-182, Class EL, 6.00%, 12/20/53	500	516,810
Series 2024-1, Class GL, 6.00%, 1/20/54	500	517,545
Series 2024-44, Class LM, 6.00%, 3/20/54	1,000	1,033,220
Series 2024-59, Class LG, 6.00%, 4/20/54(7)	2,000	2,069,856
Series 2024-64, Class EI, 6.50%, 4/20/64(6)	664	112,737
Series 2024-83-Principal Only, Class BO, 6/20/53(8)	888	738,248
Series 2024-112, Class EZ, 6.00%, 7/20/54	552	569,864
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,172	2,161,886
Series 2024-183, Class ZA, 6.00%, 8/20/54	1,625	1,673,987
Series 2024-196, Class Z, 5.50%, 12/20/54	536	524,556
Series 2024-197, Class JY, 6.50%, 12/20/54	584	610,382
Series 2025-1, Class BY, 6.50%, 1/20/55	733	768,580
Series 2025-39, Class CM, 7.573%, (30-day SOFR Average + 3.90%), 3/20/55(5)	923	953,898
Series 2025-41, Class MT, 6.606%, (30-day SOFR Average + 2.933%), 3/20/65(5)	324	327,985
Series 2025-41, Class NT, 6.606%, (30-day SOFR Average + 2.933%), 3/20/55(5)	407	416,563
Series 2025-41, Class QM, 7.573%, (30-day SOFR Average + 3.90%), 3/20/55(5)	455	470,590
Series 2025-62, Class FM, 7.873%, (30-day SOFR Average + 4.20%), 4/20/55(5)	462	476,514
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00), 4/20/55(4)	494	503,777
Series 2025-64, Class FM, 7.933%, (30-day SOFR Average + 4.26%), 4/20/55(5)	482	496,489
Series 2025-69, Class VN, 10.00%, (68.67% - 30-day SOFR Average x 13.33), 4/20/55(4)	494	510,817
Series 2025-82, Class FL, 8.173%, (30-day SOFR Average + 4.50%), 5/20/55(5)	720	742,454
Series 2025-83, Class MU, 7.973%, (30-day SOFR Average + 4.30%), 4/20/55(5)	660	671,689
Series 2025-90, Class MB, 7.973%, (30-day SOFR Average + 4.30%), 5/20/55(5)	660	672,748
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(4)	773	806,965
Series 2025-139, Class MT, 6.973%, (30-day SOFR Average + 3.30%), 4/20/55(5)	602	613,406
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(4)	991	1,018,589
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2025-174, Class TH, 7.50%, (36.00% - 30-day SOFR Average x 6.00), 9/20/55(4)	$974	$ 994,290
Series 2025-205, Class SP, 9.774%, (29.98% - 30-day SOFR Average x 5.50), 11/20/55(4)	991	1,075,929
Series 2026-5, Class QS, 10.049%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(4)	1,492	1,646,954
Series 2026-28, Class PS, 10.049%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(4)	499	539,358
Series 2026-44, Class LS, 9.467%, (22.916% - 30-day SOFR Average x 3.667), 3/20/56(4)	1,000	1,074,980
JP Morgan Mortgage Trust, Series 2025-NQM2, Class M1B, 6.902%, 9/25/65(1)(2)	583	594,332
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.179%, (1 mo. SOFR + 6.50%), 5/25/59(1)(5)	1,000	1,005,381
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	119,135
PNMAC GMSR Issuer Trust, Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(5)	1,000	1,002,650
PRPM Trust:
Series 2021-NQM2, Class B2, 6.864%, 8/25/68(1)(2)	1,600	1,604,661
Series 2024-NQM4, Class B1, 7.583%, 12/26/69(1)(2)	1,440	1,452,090
Series 2025-NQM2, Class M1B, 7.077%, 4/25/70(1)(2)	1,000	1,020,020
Total Collateralized Mortgage Obligations (identified cost $69,504,707)		$71,214,534

Government National Mortgage Association Participation Agreements — 4.2%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements:
5.427%, 1/1/59(9)	$3,340	$ 3,360,626
7.915%, 9/10/27(9)	997	1,007,308
Total Government National Mortgage Association Participation Agreements (identified cost $4,337,465)		$ 4,367,934

U.S. Government Agency Mortgage-Backed Securities — 62.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.00%, 1/1/55(7)	$978	$ 1,000,158
6.50%, 3/1/53	124	129,982
Federal National Mortgage Association:
5.50%, with various maturities to 2054	573	580,136
6.00%, with various maturities to 2053	628	647,017
6.50%, with various maturities to 2053	717	751,574
7.00%, 6/1/53	99	105,519

2

Calvert
Mortgage Access Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	$5,200	$ 4,638,845
5.00%, with various maturities to 2052(7)	6,223	6,229,400
5.50%, with various maturities to 2062	3,408	3,489,326
6.00%, with various maturities to 2054	6,702	6,936,196
6.50%, with various maturities to 2066	7,723	8,102,849
7.00%, with various maturities to 2062	4,217	4,418,928
7.50%, 6/20/64	194	201,332
Government National Mortgage Association II:
5.50%, 12/20/55(11)	2,208	2,225,823
6.00%, with various maturities to 2053	892	922,057
6.50%, 7/20/53	526	555,216
Uniform Mortgage-Backed Security:
3.00%, 30-Year, TBA(10)	5,780	5,077,350
5.00%, 30-Year, TBA(10)	11,300	11,139,770
5.50%, 30-Year, TBA(10)	8,100	8,135,122
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $65,157,794)		$65,286,600

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(12)	481,612	$ 481,612
Total Short-Term Investments (identified cost $481,612)		$ 481,612
Total Purchased Swaptions — 0.0%† (identified cost $18,000)		$ 17,774
Total Investments — 136.9% (identified cost $140,366,647)		$142,240,334

TBA Sale Commitments — (9.4)%
U.S. Government Agency Mortgage-Backed Securities — (9.4)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association:
3.00%, 30-Year, TBA(10)	$(4,200)	$ (3,743,642)
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
3.00%, 30-Year, TBA(10)	$(6,780)	$ (6,048,340)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $9,853,009)		$ (9,791,982)
Total TBA Sale Commitments (proceeds $9,853,009)		$ (9,791,982)
Other Assets, Less Liabilities — (27.5)%		$(28,524,192)
Net Assets — 100.0%		$103,924,160

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $29,389,141 or 28.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2026.
(5)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(9)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(10)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(12)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.

3

Calvert
Mortgage Access Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Purchased Swaptions (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/6/28 to pay 3.64% and receive SOFR	Goldman Sachs International	USD	7,000,000	5/4/26	$17,774
Total					$17,774

†	Amount is less than 0.05% or (0.05)%, as applicable.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	66	Long	6/30/26	$13,691,391	$29,340
U.S. 5-Year Treasury Note	459	Long	6/30/26	49,654,477	(631,478)
U.S. Ultra-Long Treasury Bond	(26)	Short	6/18/26	(3,030,625)	85,054
					$(517,084)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking(4)	Goldman Sachs International	$2,000	5.50% (pays monthly)	5.94%	10/10/29	$(18,548)	$—	$(18,548)
Total		$2,000				$(18,548)	$ —	$(18,548)

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,000,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Represents a custom swap created by Goldman Sachs. This synthetic investment strategy provides exposure to geographically-diversified portfolios of new residential communities that will be developed or are currently under development into buildable lots by a variety of homebuilders. The Components of the custom swap along with the value of each Component are listed below:
4

Calvert
Mortgage Access Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC) — continued
Component	Notional Amount (000's omitted)	Value	Percentage of Notional Amount
Residential development and land loan facility 1	$305	$(2,824)	15.2%
Residential development and land loan facility 2	63	(587)	3.2
Residential development and land loan facility 3	113	(1,046)	5.6
Residential development and land loan facility 4	245	(2,272)	12.2
Residential development and land loan facility 5	387	(3,593)	19.4
Residential development and land loan facility 6	43	(396)	2.1
Residential development and land loan facility 7	41	(384)	2.1
Residential development and land loan facility 8	157	(1,461)	7.9
Residential development and land loan facility 9	242	(2,244)	12.1
Residential development and land loan facility 10	174	(1,613)	8.7
Residential development and land loan facility 11	122	(1,130)	6.1
Residential development and land loan facility 12	62	(574)	3.1
Residential development and land loan facility 13	46	(424)	2.3
Total	$2,000	$(18,548)	100.0%

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
5

Calvert
Mortgage Access Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $139,885,035)	$141,758,722
Investments in securities of affiliated issuers, at value (identified cost $481,612)	481,612
Receivable for variation margin on open futures contracts	64,032
Cash	326,145
Deposits at broker for futures contracts	622,507
Deposits for forward commitment securities	350,000
Receivable for investments sold	5,805,510
Receivable for TBA sale commitments	9,853,009
Receivable for capital shares sold	3,661
Interest receivable	529,615
Dividends receivable - affiliated	4,144
Receivable from affiliates	24,529
Trustees' deferred compensation plan	471
Total assets	$159,823,957
Liabilities
Payable for reverse repurchase agreements, including accrued interest of $97,830	$10,748,810
Payable for forward commitment securities	35,097,474
TBA sale commitments, at value (proceeds receivable $9,853,009)	9,791,982
Payable for capital shares redeemed	150,046
Payable for open swap contracts	18,548
Distributions payable	1,337
Payable to affiliates:
Investment advisory fee	24,966
Administrative fee	10,776
Distribution and service fees	1,019
Sub-transfer agency fee	282
Trustees' deferred compensation plan	471
Accrued expenses	54,086
Total liabilities	$55,899,797
Net Assets	$103,924,160
Sources of Net Assets
Paid-in capital	$103,761,275
Distributable earnings	162,885
Net Assets	$103,924,160
Class A Shares
Net Assets	$4,506,906
Shares Outstanding	459,696
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.80
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.13
Class C Shares
Net Assets	$58,372
Shares Outstanding	5,950
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.81
6
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class I Shares
Net Assets	$99,296,132
Shares Outstanding	10,120,121
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.81
Class R6 Shares
Net Assets	$62,750
Shares Outstanding	6,396
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.81

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
7
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income - affiliated issuers	$38,020
Interest income	3,538,483
Total investment income	$3,576,503
Expenses
Investment advisory fee	$147,832
Administrative fee	63,357
Distribution and service fees:
Class A	5,521
Class C	291
Trustees' fees and expenses	3,000
Custodian fees	4,122
Transfer agency fees and expenses	27,250
Accounting fees	13,675
Professional fees	27,438
Registration fees	13,435
Reports to shareholders	5,012
Interest expense and fees	219,773
Miscellaneous	15,237
Total expenses	$545,943
Waiver and/or reimbursement of expenses by affiliates	$(63,159)
Net expenses	$482,784
Net investment income	$3,093,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$117,335
Futures contracts	70,867
Swap contracts	43,663
Net realized gain	$231,865
Change in unrealized appreciation (depreciation):
Investment securities	$(809,371)
Futures contracts	(496,188)
Swap contracts	(18,548)
TBA sale commitments	38,947
Net change in unrealized appreciation (depreciation)	$(1,285,160)
Net realized and unrealized loss	$(1,053,295)
Net increase in net assets from operations	$2,040,424
8
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,093,719	$4,512,055
Net realized gain (loss)	231,865	(194,571)
Net change in unrealized appreciation (depreciation)	(1,285,160)	683,838
Net increase in net assets from operations	$2,040,424	$5,001,322
Distributions to shareholders:
Class A	$(129,151)	$(91,214)
Class C	(1,479)	(2,799)
Class I	(3,076,644)	(4,738,868)
Class R6	(1,841)	(3,446)
Total distributions to shareholders	$(3,209,115)	$(4,836,327)
Capital share transactions:
Class A	$354,089	$3,333,910
Class C	1,479	2,799
Class I	3,324,721	37,122,939
Class R6	3,911	3,446
Net increase in net assets from capital share transactions	$3,684,200	$40,463,094
Net increase in net assets	$2,515,509	$40,628,089
Net Assets
At beginning of period	$101,408,651	$60,780,562
At end of period	$103,924,160	$101,408,651
9
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Statement of Cash Flows (Unaudited)

Six Months Ended
March 31, 2026
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 2,040,424
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(333,674,844)
Investments sold and principal repayments	331,450,788
Decrease in short-term investments, net	2,600,098
Net amortization/accretion of premium (discount)	180,256
Decrease in interest receivable	373
Decrease in dividends receivable - affiliated	464
Increase in receivable for variation margin on open futures contracts	(30,485)
Increase in receivable from affiliates	(17,454)
Decrease in Trustees' deferred compensation plan	35
Increase in payable for open swap contracts	18,548
Increase in payable to affiliate for investment advisory fee	2,181
Increase in payable to affiliate for administrative fee	948
Increase in payable to affiliate for distribution and services fees	137
Increase in payable to affiliate for sub-transfer agency fee	43
Decrease in payable to affiliate for Trustees' deferred compensation plan	(35)
Increase in accrued expenses	10,036
Increase in accrued interest on reverse repurchase agreements	60,882
Net change in unrealized (appreciation) depreciation on investments, including TBA sale commitments	770,424
Net realized gain from investments	(117,335)
Net cash provided by operating activities	$ 3,295,484
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (7,623)
Proceeds from capital shares sold	8,660,271
Capital shares redeemed	(8,057,299)
Decrease in reverse repurchase agreements, net	(3,180,378)
Net cash used in financing activities	$ (2,585,029)
Net increase in cash and restricted cash	$ 710,455
Cash and restricted cash at beginning of period	$ 588,197
Cash and restricted cash at end of period	$ 1,298,652
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 3,201,341
Cash paid for interest and fees on borrowings and reverse repurchase agreements	158,928
10
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.
March 31, 2026
Cash	$ 326,145
Deposits at broker for futures contracts	622,507
Deposits for forward commitment securities	350,000
Total cash and restricted cash as shown on the Statement of Cash Flows	$ 1,298,652
11
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$9.91	$10.01	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.28	$0.54	$0.52	$0.52	$0.09
Net realized and unrealized gain (loss)	(0.10)	(0.07)	0.59	(0.25)	(0.33)
Total income (loss) from operations	$0.18	$0.47	$1.11	$0.27	$(0.24)
Less Distributions
From net investment income	$(0.29)	$(0.57)	$(0.53)	$(0.51)	$(0.09)
Total distributions	$(0.29)	$(0.57)	$(0.53)	$(0.51)	$(0.09)
Net asset value — End of period	$9.80	$9.91	$10.01	$9.43	$9.67
Total Return(3)	1.80%(4)	5.03%	12.02%	2.73%	(2.37)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,507	$4,204	$854	$142	$65
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.27%(6)(7)	1.88%(6)	1.74%(6)	1.45%(6)	1.58%(7)
Net expenses	1.16%(6)(7)(8)	1.76%(6)(8)	1.56%(6)(8)	1.14%(6)(8)	0.66%(7)(8)
Net investment income	5.63%(7)	5.50%	5.35%	5.31%	2.26%(7)
Portfolio Turnover	241%(4)(9)	311%(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.42%, 1.02%, 0.82% and 0.40% of average daily net assets for the for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$9.92	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.24	$0.46	$0.45	$0.44	$0.06
Net realized and unrealized gain (loss)	(0.10)	(0.06)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$0.14	$0.40	$1.05	$0.20	$(0.27)
Less Distributions
From net investment income	$(0.25)	$(0.50)	$(0.46)	$(0.44)	$(0.06)
Total distributions	$(0.25)	$(0.50)	$(0.46)	$(0.44)	$(0.06)
Net asset value — End of period	$9.81	$9.92	$10.02	$9.43	$9.67
Total Return(3)	1.43%(4)	4.25%	11.29%	1.96%	(2.70)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$58	$58	$55	$50	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.02%(6)(7)	2.63%(6)	2.49%(6)	2.20%(6)	2.33%(7)
Net expenses	1.91%(6)(7)(8)	2.51%(6)(8)	2.31%(6)(8)	1.89%(6)(8)	1.41%(7)(8)
Net investment income	4.88%(7)	4.67%	4.64%	4.50%	1.42%(7)
Portfolio Turnover	241%(4)(9)	311%(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.42%, 1.02%, 0.82% and 0.40% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$9.92	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.29	$0.55	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	(0.10)	(0.06)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$0.19	$0.49	$1.14	$0.30	$(0.23)
Less Distributions
From net investment income	$(0.30)	$(0.59)	$(0.55)	$(0.54)	$(0.10)
Total distributions	$(0.30)	$(0.59)	$(0.55)	$(0.54)	$(0.10)
Net asset value — End of period	$9.81	$9.92	$10.02	$9.43	$9.67
Total Return(3)	1.93%(4)	5.29%	12.40%	2.99%	(2.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$99,296	$97,088	$59,814	$51,876	$24,479
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.02%(6)(7)	1.63%(6)	1.49%(6)	1.20%(6)	1.34%(7)
Net expenses	0.91%(6)(7)(8)	1.51%(6)(8)	1.31%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.87%(7)	5.69%	5.64%	5.55%	2.42%(7)
Portfolio Turnover	241%(4)(9)	311%(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.42%, 1.02%, 0.82% and 0.40% of average daily net assets for the for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2022(1)
		2025	2024	2023
Net asset value — Beginning of period	$9.92	$10.02	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.29	$0.55	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	(0.10)	(0.06)	0.60	(0.25)	(0.32)
Total income (loss) from operations	$0.19	$0.49	$1.14	$0.29	$(0.22)
Less Distributions
From net investment income	$(0.30)	$(0.59)	$(0.55)	$(0.53)	$(0.11)
Total distributions	$(0.30)	$(0.59)	$(0.55)	$(0.53)	$(0.11)
Net asset value — End of period	$9.81	$9.92	$10.02	$9.43	$9.67
Total Return(3)	1.93%(4)	5.29%	12.40%	2.99%	(2.24)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63	$60	$57	$51	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.97%(6)(7)	1.63%(6)	1.50%(6)	1.20%(6)	1.34%(7)
Net expenses	0.90%(6)(7)(8)	1.51%(6)(8)	1.32%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.88%(7)	5.68%	5.63%	5.49%	2.42%(7)
Portfolio Turnover	241%(4)(9)	311%(9)	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.42%, 1.02%, 0.82% and 0.40% of average daily net assets for the for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the six months ended March 31, 2026, the years ended September 30, 2025, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mortgage Access Fund (the Fund) is a non-diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Swaps and swaptions are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
16

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$871,880	$ —	$871,880
Collateralized Mortgage Obligations	—	71,214,534	—	71,214,534
Government National Mortgage Association Participation Agreements	—	4,367,934	—	4,367,934
U.S. Government Agency Mortgage-Backed Securities	—	65,286,600	—	65,286,600
Short-Term Investments	481,612	—	—	481,612
Purchased Swaptions	—	17,774	—	17,774
Total Investments	$481,612	$141,758,722	$ —	$142,240,334
Futures Contracts	$114,394	$ —	$ —	$114,394
Total	$596,006	$141,758,722	$ —	$142,354,728
Liability Description
TBA Sale Commitments	$ —	$(9,791,982)	$ —	$(9,791,982)
Futures Contracts	(631,478)	—	—	(631,478)
Swap Contracts	—	(18,548)	—	(18,548)
Total	$(631,478)	$(9,810,530)	$ —	$(10,442,008)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
17

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
I  Interest Rate Swaps— Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
J  Credit Default Swaps— When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Swaptions— A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the
18

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Forward Sale Commitments— The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
N  Reverse Repurchase Agreements— Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
O  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.28% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $147,832.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $1,508 relating to the Fund’s investment in the Liquidity Fund.
19

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $61,651.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $63,357.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $5,521 and $291 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $19 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $574 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $2,642,744 and $4,791,685, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $319,175,437 and $315,799,563, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $1,407,073 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $614,245 are short-term and $792,828 are long-term.
20

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, TBA sale commitments and reverse repurchase agreements, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$119,870,789
Gross unrealized appreciation	$2,478,108
Gross unrealized depreciation	(1,087,157)
Net unrealized appreciation	$1,390,951
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $18,548. The aggregate fair value of assets pledged as collateral by the fund for such liability was $2,150,957 at March 31, 2026.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
21

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Interest Rate	Total
Investments in securities of unaffiliated issuers, at value	$ —	$17,774(1)	$17,774
Distributable earnings	—	114,394(2)	114,394
Total Asset Derivatives	$—	$132,168	$132,168
Derivatives not subject to master netting or similar agreements	$—	$114,394	$114,394
Total Asset Derivatives subject to master netting or similar agreements	$—	$17,774	$17,774
Distributable earnings	$ —	$(631,478)(2)	$(631,478)
Payable for open swap contracts	(18,548)	—	(18,548)
Total Liability Derivatives not subject to master netting or similar agreements	$—	$(631,478)	$(631,478)
Total Liability Derivatives subject to master netting or similar agreements	$(18,548)	$—	$(18,548)

(1)	Relates to purchased swaptions.
(2)	For futures contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Goldman Sachs International	$17,774	$(17,774)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$(18,548)	$17,774	$774	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
22

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Credit	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$70,867	$70,867
Swap contracts	43,663	—	43,663
Total	$43,663	$70,867	$114,530
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$6,530	$6,530
Futures contracts	—	(496,188)	(496,188)
Swap contracts	(18,548)	—	(18,548)
Total	$(18,548)	$(489,658)	$(508,206)

(1)	Relates to purchased swaptions.
The average notional cost of futures contracts (long) and futures contracts (short) and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Swap Contracts	Purchased Swaptions
$52,996,000	$3,107,000	$1,714,000	$7,000,000
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
23

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of March 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	1/5/26	On Demand(1)	3.90%	$5,432,601	$5,482,627
TD Securities (USA), LLC	12/11/25	On Demand(1)	3.83	2,435,533	2,464,036
TD Securities (USA), LLC	12/11/25	On Demand(1)	3.88	754,296	763,239
TD Securities (USA), LLC	2/11/26	On Demand(1)	3.83	2,028,549	2,038,908
Total Investments				$10,650,979	$10,748,810

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At March 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
For the six months ended March 31, 2026, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $10,743,000 and 4.05%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at March 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of March 31, 2026.
Counterparty	Reverse Repurchase Agreements*	Assets Available For Offset	Securities Collateral Pledged(a)	Net Amount(b)
TD Securities (USA), LLC	$(5,266,183)	$ —	$5,266,183	$ —
MUFG Securities Americas, Inc.	$(5,482,627)	$—	$5,482,627	$—

*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
8  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $481,612, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,081,710	$39,837,506	$(42,437,604)	$ —	$ —	$481,612	$38,020	481,612
24

Calvert
Mortgage Access Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	92,993	$924,412	353,954	$3,481,921
Reinvestment of distributions	12,228	121,443	8,632	84,727
Shares redeemed	(69,771)	(691,766)	(23,678)	(232,738)
Net increase	35,450	$354,089	338,908	$3,333,910
Class C
Reinvestment of distributions	149	$1,479	286	$2,799
Net increase	149	$1,479	286	$2,799
Class I
Shares sold	769,848	$7,672,931	4,490,899	$43,636,753
Reinvestment of distributions	309,518	3,076,578	484,483	4,738,868
Shares redeemed	(749,461)	(7,424,788)	(1,155,433)	(11,252,682)
Net increase	329,905	$3,324,721	3,819,949	$37,122,939
Class R6
Shares sold	209	$2,070	—	$ —
Reinvestment of distributions	185	1,841	353	3,446
Net increase	394	$3,911	353	$3,446
At March 31, 2026, EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Growth Allocation Fund, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 73.0% of the value of the outstanding shares of the Fund.
25

This Page Intentionally Left Blank

CMMAX-NCSR 3.31.26

Calvert
Short Duration Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Short Duration Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 20.3%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	7,704	$ 7,822,019
Ally Bank Auto Credit-Linked Notes:
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	5,783	5,787,552
Series 2025-B, Class B, 4.501%, 9/15/33(1)	7,140	7,154,060
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	2,136	2,153,768
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	253	254,196
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,922	1,937,593
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	502	502,681
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	1,164	1,157,059
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	1,302	1,325,312
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)	17,271	17,415,347
Series 2025-2A, Class B, 6.303%, 8/15/50(1)	2,674	2,684,805
Chase Auto Credit Linked Notes:
Series 2025-1, Class B, 4.753%, 2/25/33(1)	8,021	8,054,138
Series 2025-1, Class C, 4.851%, 2/25/33(1)	3,245	3,257,190
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	3,976	4,017,120
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,545	10,554,296
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	4,838	4,899,954
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	1,695	1,709,486
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	10,515	10,220,477
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,999,344
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	3,593	3,559,810
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,005	8,867,724
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	5,133,430
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,942,340
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,471,017
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,609,157
Driven Brands Funding LLC:
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	904	870,737
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	6,932	6,509,871
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,956	1,965,677
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,643	1,656,521
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	879	884,519
Security	Principal Amount* (000's omitted)	Value
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)	6,016	$ 6,027,026
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(2)	5,812	5,797,193
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	269	269,117
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,749	1,759,389
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	580	584,973
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,217	9,353,859
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,254	1,005,892
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.212%, (30-day SOFR Average + 1.55%), 10/25/55(1)(3)	5,983	5,994,082
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,059	1,051,362
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	2,018	1,978,729
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,048	7,990,636
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	152	152,404
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	2,157	2,166,512
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	3,241	3,244,402
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	4,043	4,053,526
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	12,625	12,673,415
Series 2025-2A, Class B, 5.13%, 11/15/30(1)	4,785	4,765,335
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 6.523%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)	9,720	9,654,661
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	338	336,003
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	15	14,495
MAPS Trust, Series 2026-1A, Class A, 5.201%, 1/15/51(1)	4,729	4,629,738
Marlette Funding Trust:
Series 2025-1A, Class B, 4.95%, 7/16/35(1)	13,389	13,411,785
Series 2025-1A, Class C, 5.26%, 7/16/35(1)	4,493	4,498,523
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,433,529
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/30(1)	6,750	6,747,657
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	3,053	3,075,605
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,024	1,634,211
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,135	1,013,961
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	473	407,151
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,357	1,994,907
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	1,817	1,473,643

1
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,576	$ 2,019,327
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	3,884	3,215,640
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	1,009,989
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	150	148,796
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,910	3,892,694
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	2,804	2,803,958
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,477	6,213,378
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)	3,487	3,501,272
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(3)	3,898	3,938,079
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,657,052
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	473	468,909
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,090	3,049,166
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	3,765	3,786,140
OBX Trust, Series 2025-HE1, Class A1, 5.262%, (30-day SOFR Average + 1.60%), 2/25/55(1)(3)	8,746	8,779,665
Octane Receivables Trust, Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	3,373	3,384,385
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	8,316	7,916,590
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,910	3,914,917
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	2,153	2,152,835
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)	1,216	1,216,707
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	556	546,900
Series 2021-B, Class B, 1.96%, 5/8/31(1)	373	367,322
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,205	4,149,521
Series 2021-C, Class B, 2.67%, 10/8/31(1)	2,876	2,836,796
Series 2025-C, Class B, 4.93%, 7/8/33(1)	3,160	3,151,423
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	2,785	2,783,587
Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32(1)	3,916	3,923,065
Pagaya AI Debt Selection Trust, Series 2021-3, Class C, 3.27%, 5/15/29(1)	329	325,186
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,078	2,090,364
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,588,529
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	3,192	3,249,449
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,881	8,943,357
Security	Principal Amount* (000's omitted)	Value
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	655	$ 656,307
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.043%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)	399	398,328
RCKT Trust, Series 2025-2A, Class B, 4.60%, 11/27/34(1)	4,921	4,912,595
Reach ABS Trust, Series 2026-1A, Class B, 4.37%, 2/15/33(1)	2,660	2,651,155
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	8,052	8,035,337
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(3)	9,945	9,999,401
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	4,366	4,506,319
Series 2025-A, Class B, 4.484%, 1/16/34(1)	4,063	4,062,303
Series 2025-A, Class C, 4.661%, 1/16/34(1)	2,720	2,724,348
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	5,341	5,082,591
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)	4,015	3,759,365
Servpro Master Issuer LLC, Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	6,010	5,717,900
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)	6,981	6,924,865
SoFi Consumer Loan Program Trust, Series 2025-2, Class B, 4.97%, 6/25/34(1)	6,555	6,596,707
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	5,163	4,868,822
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	2,702	2,784,083
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	5,392	5,331,911
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	2,067	2,041,332
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	5,809	3,881,864
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,364	2,083,401
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,327	2,866,216
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	873	649,736
Series 2021-A, Class B, 3.15%, 2/20/48(1)	1,818	933,745
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	6,609	5,323,679
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,554	1,412,781
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A3, 4.27%, 11/20/28(1)	9,500	9,510,456
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)	7,362	7,369,856
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 5.012%, (30-day SOFR Average + 1.35%), 9/25/65(1)(3)	6,165	6,172,073

2
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)		6,224	$ 6,225,380
U.S. Bank NA, Series 2026-RVM1, Class B1, 4.959%, 12/25/46(1)		8,450	8,423,702
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 1/25/47(1)		1,202	1,198,252
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	8,137	9,300,154
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	2,575	3,422,777
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,045	9,596,742
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,661	3,599,570
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		5,431	5,001,770
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		3,091	3,035,527
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)		3,019	3,025,418
Willis Engine Structured Trust IX, Series 2025-B, Class A, 5.159%, 12/15/50(1)		7,046	7,031,448
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		531	515,727
Series 2020-A, Class C, 6.657%, 3/15/45(1)		375	371,303
Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.582%, 6/15/50(1)		7,840	7,951,364
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)		2,846	2,859,486
Total Asset-Backed Securities (identified cost $590,449,727)			$573,412,015

Collateralized Mortgage Obligations — 11.9%

Security	Principal Amount (000's omitted)	Value
Champs Trust:
Series 2024-1, Class A, 8.888%, 7/25/59(1)(4)	$4,088	$ 4,174,475
Series 2024-2, Class A, 8.892%, 11/25/59(1)(4)	2,478	2,545,248
Series 2024-3, Class A, 9.05%, 1/25/60(1)(4)	2,185	2,248,513
Chase Home Lending Mortgage Trust:
Series 2025-11, Class A2, 5.50%, 2/25/56(1)(4)	7,369	7,353,433
Series 2026-1, Class A2, 5.50%, 11/25/56(1)(4)	8,573	8,560,292
Series 2026-3, Class A3, 5.50%, 1/25/57(1)(4)	5,622	5,606,847
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	1,782	1,793,792
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 4.962%, (30-day SOFR Average + 1.30%), 10/25/53(3)	3,875	3,911,817
Series 5397, Class FE, 4.922%, (30-day SOFR Average + 1.26%), 4/25/54(3)	7,132	7,193,169
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5410, Class FE, 4.762%, (30-day SOFR Average + 1.10%), 5/25/54(3)	$6,718	$ 6,755,948
Series 5438, Class FE, 4.962%, (30-day SOFR Average + 1.30%), 8/25/54(3)	2,527	2,542,994
Series 5443, Class FA, 4.862%, (30-day SOFR Average + 1.20%), 8/25/54(3)	5,978	6,020,042
Series 5460, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 10/25/54(3)	6,771	6,802,970
Series 5461, Class FA, 4.612%, (30-day SOFR Average + 0.95%), 10/25/54(3)	5,825	5,838,542
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(3)	8,808	8,868,086
Series 5499, Class FN, 4.662%, (30-day SOFR Average + 1.00%), 2/25/55(3)	3,898	3,888,018
Series 5499, Class FQ, 4.812%, (30-day SOFR Average + 1.15%), 2/25/55(3)	6,704	6,747,189
Series 5513, Class FA, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(3)	1,445	1,450,220
Series 5527, Class FA, 4.662%, (30-day SOFR Average + 1.00%), 4/25/55(3)	5,111	5,106,714
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(3)	8,301	8,334,375
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(3)	6,640	6,660,871
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA7, Class B2, 11.462%, (30-day SOFR Average + 7.80%), 11/25/41(1)(3)	2,565	2,665,668
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	814	816,869
Series 2024-HQA1, Class A1, 4.912%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	6,631	6,648,732
Federal National Mortgage Association:
Series 2024-25, Class FB, 4.812%, (30-day SOFR Average + 1.15%), 5/25/54(3)	8,831	8,850,620
Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(3)	3,821	3,844,084
Series 2024-73, Class FA, 4.912%, (30-day SOFR Average + 1.25%), 10/25/54(3)	2,529	2,537,743
Series 2024-79, Class FA, 4.762%, (30-day SOFR Average + 1.10%), 11/25/54(3)	4,167	4,171,783
Series 2024-82, Class FY, 4.962%, (30-day SOFR Average + 1.30%), 11/25/54(3)	4,177	4,200,486
Series 2024-84, Class FJ, 5.132%, (30-day SOFR Average + 1.47%), 11/25/54(3)	8,934	8,988,361
Series 2024-95, Class FA, 5.162%, (30-day SOFR Average + 1.50%), 12/25/54(3)	9,356	9,415,786
Series 2025-18, Class WF, 4.762%, (30-day SOFR Average + 1.10%), 9/25/54(3)	8,163	8,217,490
Series 2025-31, Class FB, 4.812%, (30-day SOFR Average + 1.15%), 6/25/54(3)	5,518	5,538,994
Series 2025-63, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 8/25/55(3)	11,554	11,606,104
Series 2025-75, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 9/25/55(3)	9,773	9,799,822
Series 2025-109, Class FC, 4.662%, (30-day SOFR Average + 1.00%), 11/25/54(3)	6,656	6,653,622

3
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 7.876%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	$1,807	$ 1,827,037
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	8,504	8,605,253
Series 2019-R07, Class 1B1, 7.176%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	7,127	7,223,149
Series 2020-R02, Class 2B1, 6.776%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	6,160	6,257,890
Series 2021-R01, Class 1B2, 9.662%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	3,995	4,084,619
Government National Mortgage Association:
Series 2023-40, Class FX, 3.89%, (1 mo. SOFR + 0.214%), 9/20/41(3)	10,436	10,341,327
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(3)	9,702	9,728,601
Series 2023-116, Class DF, 4.773%, (30-day SOFR Average + 1.10%), 8/20/53(3)	5,509	5,547,232
Series 2023-183, Class FQ, 4.523%, (30-day SOFR Average + 0.85%), 12/20/53(3)	5,812	5,806,471
Series 2024-30, Class LF, 4.673%, (30-day SOFR Average + 1.00%), 2/20/54(3)	3,481	3,491,372
Series 2024-43, Class FB, 4.623%, (30-day SOFR Average + 0.95%), 3/20/54(3)	4,188	4,200,410
Series 2024-146, Class FE, 4.673%, (30-day SOFR Average + 1.00%), 9/20/64(3)	5,799	5,833,270
Series 2024-197, Class GF, 4.673%, (30-day SOFR Average + 1.00%), 12/20/54(3)	4,553	4,571,861
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(3)	8,040	8,097,985
Series 2025-134, Class FL, 4.673%, (30-day SOFR Average + 1.00%), 6/20/55(3)	1,789	1,793,448
Series 2025-139, Class FE, 4.773%, (30-day SOFR Average + 1.10%), 8/20/65(3)	6,715	6,740,194
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.373%, (30-day SOFR Average + 1.70%), 3/20/54(1)(3)	1,996	2,000,801
Series 2024-HE2, Class A1, 4.873%, (30-day SOFR Average + 1.20%), 10/20/54(1)(3)	774	774,309
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,174	2,191,121
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.879%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	4,600	4,613,792
Series 2025-GT1, Class A, 6.129%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	5,275	5,288,978
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	5,770	5,779,817
Provident Funding Mortgage Trust:
Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	4,013	4,045,465
Series 2025-5, Class A2, 5.50%, 11/25/55(1)(4)	8,961	8,942,783
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	2,835	2,857,180
Security	Principal Amount (000's omitted)	Value
Radnor Re Ltd., Series 2023-1, Class M1A, 6.362%, (30-day SOFR Average + 2.70%), 7/25/33(1)(3)	$957	$ 960,690
Total Collateralized Mortgage Obligations (identified cost $337,135,544)		$ 337,964,774

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount* (000’s omitted)		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.72%, 11/5/32(1)(4)		10,820	$ 10,072,782
Series 2019-BPR, Class ENM, 3.72%, 11/5/32(1)(4)		6,285	5,728,407
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.173%, (1 mo. SOFR + 1.50%), 11/15/42(1)(3)		9,225	9,227,871
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 5.273%, (1 mo. SOFR + 1.60%), 12/15/42(1)(3)		5,491	5,503,455
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)		7,975	7,991,275
BX Trust, Series 2025-GW, Class B, 5.523%, (1 mo. SOFR + 1.85%), 7/15/42(1)(3)		8,110	8,119,258
Caister Finance DAC, Series 1A, Class B, 6.195%, (SONIA + 2.45%), 8/17/35(1)(3)	GBP	5,170	6,859,034
COMM Mortgage Trust, Series 2025-167G, Class A, 5.503%, 8/10/40(1)		3,000	2,993,017
CRSNT Trust, Series 2026-MOON, Class A, 5.073%, (1 mo. SOFR + 1.40%), 2/15/31(1)(3)		5,915	5,898,609
CSMC Trust:
Series 2021-BPNY, Class A, 7.502%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		8,845	8,685,757
Series 2022-CNTR, Class A, 7.617%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		523	56,201
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.338%, 8/10/42(1)(4)		3,971	4,065,975
Extended Stay America Trust:
Series 2025-ESH, Class B, 5.273%, (1 mo. SOFR + 1.60%), 10/15/42(1)(3)		3,045	3,053,607
Series 2025-ESH, Class D, 6.273%, (1 mo. SOFR + 2.60%), 10/15/42(1)(3)		3,334	3,346,430
Series 2026-ESH2, Class C, 5.273%, (1 mo. SOFR + 1.60%), 2/15/43(1)(3)		3,700	3,712,146
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.935%, 9/25/27(4)		3,735	3,680,409
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)		4,304	4,346,418
Great Wolf Trust, Series 2024-WOLF, Class A, 5.215%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)		9,312	9,319,175
GSJP Trust, Series 2025-BEDS, Class A, 5.173%, (1 mo. SOFR + 1.50%), 12/15/42(1)(3)		6,960	6,926,877
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.065%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)		5,195	5,198,257

4
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 5.613%, (1 mo. SOFR + 1.941%), 5/15/37(1)(3)		7,000	$ 7,005,369
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)		4,487	4,492,290
Series 2024-DPLO, Class B, 5.664%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)		6,280	6,289,090
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 5.514%, (1 mo. SOFR + 1.841%), 9/15/41(1)(3)		6,758	6,767,715
Series-2024-RGCY, Class C, 6.513%, (1 mo. SOFR + 2.84%), 9/15/41(1)(3)		4,186	4,194,920
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.923%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		13,165	13,166,461
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		4,200	176,312
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)		1,920	30,200
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 5.613%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)		5,663	5,670,996
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.066%, (1 mo. SOFR + 1.393%), 10/15/40(1)(3)		1,845	1,845,897
NYC Trust, Series 2024-3ELV, Class A, 5.664%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)		7,784	7,807,819
NYO Commercial Mortgage Trust, Series 2021-1290, Class A1, 4.883%, (1 mo. SOFR + 1.209%), 11/15/38(1)(3)		7,050	7,047,381
ORL Trust:
Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)		12,874	12,889,950
Series 2024-GLKS, Class B, 5.565%, (1 mo. SOFR + 1.892%), 12/15/39(1)(3)		4,102	4,110,944
Series 2024-GLKS, Class D, 6.463%, (1 mo. SOFR + 2.791%), 12/15/39(1)(3)		3,172	3,185,863
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.344%, 8/10/42(1)(4)		5,550	5,645,234
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 5.414%, (1 mo. SOFR + 1.741%), 5/15/39(1)(3)		5,313	5,311,263
Sirius Logistics U.K. DAC, Series 2026-1A, Class C, 5.497%, (SONIA + 1.75%), 11/17/35(1)(3)	GBP	4,420	5,843,416
TX Trust, Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)		4,845	4,844,732
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(1)(4)		4,465	4,643,748
Willowbrook Mall, Series 2025-WBRK, Class C, 6.075%, 3/5/35(1)(4)		5,400	5,443,273
Total Commercial Mortgage-Backed Securities (identified cost $238,252,330)			$231,197,833

Corporate Bonds — 36.9%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.4%
Avient Corp., 7.125%, 8/1/30(1)	2,700	$ 2,745,447
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	7,190	7,481,449
		$ 10,226,896
Communications — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	5,733	$ 5,689,403
5.125%, 5/1/27(1)	4,199	4,197,022
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	4,275	4,230,191
T-Mobile USA, Inc., 2.55%, 2/15/31	14,050	12,771,142
Uber Technologies, Inc., 4.50%, 8/15/29(1)	6,150	6,101,188
Videotron Ltd., 3.625%, 6/15/29(1)	8,400	8,132,753
		$41,121,699
Consumer, Cyclical — 2.7%
Air Canada, 3.875%, 8/15/26(1)	9,404	$9,362,487
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	929	930,282
AS Mileage Plan IP Ltd., 5.021%, 10/20/29(1)	1,840	1,822,088
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	15,476	15,459,277
Ford Motor Credit Co. LLC:
5.113%, 5/3/29	8,750	8,669,774
5.73%, 9/5/30	2,389	2,387,571
6.054%, 11/5/31	1,321	1,327,482
General Motors Financial Co., Inc.:
2.35%, 1/8/31	3,482	3,103,299
4.30%, 4/6/29	3,268	3,235,987
4.60%, 1/8/31	3,835	3,781,278
Hyundai Capital America:
4.50%, 9/18/30(1)	9,168	9,018,770
4.55%, 1/8/31(1)	4,824	4,740,099
4.90%, 6/23/28(1)	4,806	4,827,671
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	2,300	2,185,917
4.625%, 12/15/27(1)	6,311	6,246,744
		$77,098,726
Consumer, Non-cyclical — 1.8%
Biogen, Inc., 2.25%, 5/1/30	9,476	$8,661,747
Centene Corp.:
2.45%, 7/15/28	5,982	5,574,557
4.625%, 12/15/29	9,350	8,881,915
HCA, Inc., 4.60%, 11/15/32	14,600	14,206,171
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,182,843
JDE Peet's NV, 1.375%, 1/15/27(1)	4,342	4,235,430

5
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	4,506	$ 4,506,285
		$ 52,248,948
Energy — 0.3%
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)	4,429	$ 2,458,095
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	6,000	5,936,971
		$ 8,395,066
Financial — 26.1%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(5)	7,500	$ 7,558,871
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(5)	6,125	6,411,800
American National Global Funding, 5.25%, 6/3/30(1)	3,450	3,439,339
American National Group, Inc., 6.144%, 6/13/32(1)	6,926	7,082,864
Antares Holdings LP:
2.75%, 1/15/27(1)	3,343	3,273,809
3.75%, 7/15/27(1)	5,037	4,896,870
Athene Global Funding:
5.349%, 7/9/27(1)	12,000	12,070,631
5.38%, 1/7/30(1)	6,977	6,993,840
Athene Holding Ltd., 6.65%, 2/1/33	2,200	2,288,553
Azorra Finance Ltd., 7.75%, 4/15/30(1)	4,290	4,422,201
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	3,067	3,018,992
Banco Santander SA:
5.294%, 8/18/27	1,600	1,615,739
5.588%, 8/8/28	9,000	9,220,261
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(5)	22,576	22,563,096
4.456% to 2/6/31, 2/6/32(5)	33,029	32,622,653
5.872% to 9/15/33, 9/15/34(5)	3,180	3,330,976
Bank of Montreal, 4.439% to 1/14/31, 1/14/32(5)	8,050	7,928,829
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(5)	8,125	8,183,933
Bank of New York Mellon Corp., 4.942% to 2/11/30, 2/11/31(5)	4,320	4,377,810
Bank of Nova Scotia, 4.813% to 2/2/33, 2/2/34(5)	9,394	9,264,397
Blackstone Private Credit Fund, 2.625%, 12/15/26	9,750	9,541,031
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	3,773	3,760,521
6.65%, 3/15/31	2,172	2,143,768
BNP Paribas SA, 5.335% to 6/12/28, 6/12/29(1)(5)	10,548	10,720,420
BPCE SA, 4.76% to 1/13/31, 1/13/32(1)(5)	3,600	3,551,667
Brookfield Asset Management Ltd., 4.653%, 11/15/30	13,525	13,412,205
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(5)	6,450	6,628,427
Canadian Imperial Bank of Commerce:
4.283% to 1/29/29, 1/29/30(5)	2,772	2,754,116
4.58% to 9/8/30, 9/8/31(5)	7,206	7,178,107
Charles Schwab Corp., 4.343% to 11/14/30, 11/14/31(5)	11,520	11,397,105
CI Financial Corp., 7.50%, 5/30/29(1)	10,087	10,590,639
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Citadel Finance LLC, 5.90%, 2/10/30(1)		9,715	$ 9,766,816
Citadel LP, 6.375%, 1/23/32(1)		1,450	1,503,710
COPT Defense Properties LP:
2.00%, 1/15/29		2,695	2,515,319
2.75%, 4/15/31		3,513	3,183,733
Corebridge Global Funding, 4.45%, 10/2/30(1)		1,725	1,692,750
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(5)		8,350	8,454,634
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		13,723	13,343,283
DNB Bank ASA, 4.384% to 11/4/30, 11/4/31(1)(5)		14,207	14,008,768
Enact Holdings, Inc., 6.25%, 5/28/29		7,950	8,185,528
EPR Properties:
3.60%, 11/15/31		1,435	1,303,269
4.75%, 11/15/30		10,835	10,580,034
4.95%, 4/15/28		6,442	6,434,643
Essent Group Ltd., 6.25%, 7/1/29		8,630	8,932,023
Extra Space Storage LP, 2.55%, 6/1/31		1,683	1,504,002
Fortitude Global Funding, 4.625%, 10/6/28(1)		2,893	2,864,850
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		9,143	9,315,893
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		8,435	7,397,174
4.40%, 10/15/29(1)		4,920	4,761,518
Goldman Sachs Group, Inc.:
4.369% to 10/21/30, 10/21/31(5)		8,556	8,391,093
4.516% to 1/21/31, 1/21/32(5)		4,200	4,137,219
5.218% to 4/23/30, 4/23/31(5)		10,677	10,859,591
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34		12,798	12,890,971
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)(6)		1,463	1,347,335
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(5)		9,564	9,971,862
ING Groep NV, 4.803% to 3/23/31, 3/23/32(5)		10,700	10,639,079
Intact Financial Corp., 5.459%, 9/22/32(1)		10,400	10,588,322
Jefferies Financial Group, Inc.:
2.625%, 10/15/31		3,691	3,214,143
2.75%, 10/15/32		7,490	6,352,885
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(5)		9,255	9,112,901
6.087% to 10/23/28, 10/23/29(5)		34,667	36,027,146
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	5,732	836,140
Keybank National Association, 5.85%, 11/15/27		5,509	5,626,093
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(5)		6,636	6,484,056
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		4,574	4,444,887
4.375%, 5/15/31(1)		2,808	2,689,472
Macquarie Bank Ltd., 3.624%, 6/3/30(1)		3,984	3,782,322
Marex Group PLC, 6.404%, 11/4/29		6,123	6,308,624

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)		4,213	$ 4,162,065
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(5)		14,258	14,405,152
NLG Global Funding, 4.35%, 9/15/30(1)		5,773	5,675,363
Nykredit Realkredit AS, 3.50%, 10/1/56(7)	DKK	212,549	31,058,484
Oaktree Strategic Credit Fund:
6.50%, 7/23/29		2,255	2,261,555
8.40%, 11/14/28		2,990	3,130,936
Pinnacle Bank/Nashville TN, 5.625%, 2/15/28		4,100	4,147,343
Pinnacle Financial Partners, Inc., 6.168% to 11/1/29, 11/1/30(5)		7,186	7,328,486
PNC Financial Services Group, Inc., 4.899% to 5/13/30, 5/13/31(5)		14,559	14,651,675
Radian Group, Inc., 4.875%, 3/15/27		14,183	14,185,687
Realkredit Danmark AS, 3.50%, 10/1/56(7)	DKK	56,867	8,263,371
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)		3,000	2,842,702
3.875%, 3/1/31(1)		5,000	4,616,315
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(5)		17,508	17,475,643
4.97% to 5/2/30, 5/2/31(5)		4,943	4,997,709
Societe Generale SA, 5.249% to 5/22/28, 5/22/29(1)(5)		5,155	5,206,196
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		15,252	14,983,933
Swedbank AB, 6.136%, 9/12/26(1)		11,147	11,235,605
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)		3,909	3,902,664
Truist Financial Corp.:
4.597% to 1/27/31, 1/27/32(5)		7,457	7,379,158
6.047% to 6/8/26, 6/8/27(5)		5,978	5,993,309
UBS Group AG, 4.214% to 4/10/29, 4/10/30(1)(5)		11,818	11,670,438
UWM Holdings LLC, 6.25%, 3/15/31(1)		4,135	3,769,158
Wells Fargo & Co., 4.182% to 1/23/29, 1/23/30(5)		7,528	7,462,465
Willis North America, Inc., 4.55%, 3/15/31		14,100	13,904,415
			$736,405,385
Industrial — 0.8%
Hexcel Corp., 4.20%, 2/15/27		5,158	$5,142,170
Imola Merger Corp., 4.75%, 5/15/29(1)		7,075	6,881,136
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		5,480	5,442,096
TD SYNNEX Corp., 4.30%, 1/17/29		6,473	6,402,557
			$23,867,959
Technology — 1.4%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		2,660	$2,772,619
Oracle Corp.:
4.80%, 9/26/32		11,164	10,635,327
5.35%, 5/4/33		10,145	9,879,563
5.70%, 2/4/36		8,328	8,010,884
Qorvo, Inc., 3.375%, 4/1/31(1)		3,060	2,769,717
Security	Principal Amount* (000’s omitted)	Value
Technology (continued)
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	5,622	$ 6,253,255
		$ 40,321,365
Utilities — 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	11,753	$ 11,763,403
Engie SA, 5.25%, 4/10/29(1)	7,712	7,895,171
NextEra Energy Capital Holdings, Inc.:
4.685%, 9/1/27	12,954	13,020,580
4.90%, 2/28/28	8,100	8,167,920
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,200	6,167,003
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	5,750	5,695,619
		$52,709,696
Total Corporate Bonds (identified cost $1,045,732,758)		$1,042,395,740

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(8)	110,000	$ 5,566,550
Total Exchange-Traded Funds (identified cost $5,584,950)		$ 5,566,550

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(9)(10)	$3,500	$ 3,500,490
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(9)(10)	1,500	1,497,765
Total High Social Impact Investments (identified cost $5,000,000)		$ 4,998,255

Senior Floating-Rate Loans — 1.2%(11)

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$3,921	$ 3,929,698
		$ 3,929,698

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 5.668%, (1 mo. USD Term SOFR + 2.00%), 1/30/32	$4,919	$ 4,892,391
HUB International Ltd., Term Loan, 5.92%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	3,351	3,346,759
USI, Inc., Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,920	3,916,223
		$ 12,155,373
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.168%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$5,930	$ 5,830,735
		$ 5,830,735
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$978	$980,932
PRA Health Sciences, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	244	244,400
		$1,225,332
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	$3,921	$3,933,498
		$3,933,498
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$3,930	$3,915,276
		$3,915,276
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$3,930	$3,942,482
		$3,942,482
Total Senior Floating-Rate Loans (identified cost $35,004,626)		$34,932,394

Sovereign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Government International Bonds, 5.125%, 9/24/31(7)	EUR	7,166	$ 8,235,215
			$ 8,235,215
Total Sovereign Government Bonds (identified cost $8,321,610)			$ 8,235,215

U.S. Government Agency Mortgage-Backed Securities — 5.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 5.50%, with various maturities to 2055	$85,004	$ 85,494,663
Federal National Mortgage Association, 5.50%, with various maturities to 2055	40,080	40,319,177
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(12)	9,075	8,753,122
5.00%, 30-Year, TBA(12)	27,149	26,764,037
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $162,216,848)		$ 161,330,999

U.S. Treasury Obligations — 12.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
0.875%, 11/15/30	$16,065	$ 14,005,417
1.125%, 2/15/31	363	318,306
1.375%, 12/31/28	241	225,763
2.25%, 11/15/27	87,214	85,057,498
3.625%, 8/31/30	120,000	118,539,840
4.50%, 5/31/29	25,000	25,488,281
4.625%, 11/15/26	108,546	109,106,403
Total U.S. Treasury Obligations (identified cost $353,363,510)		$ 352,741,508

Short-Term Investments — 6.6%
Affiliated Fund — 6.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(13)	185,326,211	$ 185,326,211
Total Affiliated Fund (identified cost $185,326,211)		$ 185,326,211
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(14)	656,923	$ 656,923
Total Securities Lending Collateral (identified cost $656,923)		$ 656,923
Total Short-Term Investments (identified cost $185,983,134)		$ 185,983,134
Total Investments — 104.0% (identified cost $2,967,045,037)		$2,938,758,417

8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

TBA Sale Commitments — (3.6)%
U.S. Government Agency Mortgage-Backed Securities — (3.6)%
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(12)	$(102,728)	$ (103,032,974)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $102,736,026)		$ (103,032,974)
Total TBA Sale Commitments (proceeds $102,736,026)		$ (103,032,974)
Other Assets, Less Liabilities — (0.4)%		$ (10,917,161)
Net Assets — 100.0%		$2,824,808,282

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $1,309,747,871 or 46.4% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $938,438.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $47,557,070 or 1.7% of the Fund's net assets.
(8)	Affiliated fund (see Note 8).
(9)	May be deemed to be an affiliated company (see Note 8).
(10)	Restricted security. Total market value of restricted securities amounts to $4,998,255, which represents 0.2% of the net assets of the Fund as of March 31, 2026.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(14)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	41,916,866	DKK	269,683,056	JPMorgan Chase Bank, N.A.	6/17/26	$38,460	$ —
USD	18,213,299	EUR	15,730,615	Barclays Bank PLC	6/17/26	—	(32,118)
USD	16,317,226	GBP	12,204,304	BNP Paribas	6/17/26	167,241	—
						$205,701	$(32,118)
9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	4,344	Long	6/30/26	$901,142,435	$(3,301,030)
U.S. 5-Year Treasury Note	1,576	Long	6/30/26	170,491,188	(1,925,058)
Euro-Bund	(340)	Short	6/8/26	(49,276,900)	649,753
U.S. 10-Year Treasury Note	(796)	Short	6/18/26	(88,393,313)	1,460,653
U.S. Long Treasury Bond	(8)	Short	6/18/26	(911,000)	29,243
U.S. Ultra 10-Year Treasury Note	(327)	Short	6/18/26	(37,119,609)	827,467
					$(2,258,972)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000
		$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
DKK	– Denmark Krone
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,771,133,876) - including $938,438 of securities on loan	$2,742,867,401
Investments in securities of affiliated issuers, at value (identified cost $195,911,161)	195,891,016
Receivable for variation margin on open futures contracts	409,826
Receivable for open forward foreign currency exchange contracts	205,701
Cash	15,450,240
Cash denominated in foreign currency, at value (cost $55,762)	55,623
Deposits for forward commitment securities	1,590,000
Deposits for derivatives collateral:
Futures contracts	7,768,000
Forward foreign currency exchange contracts	90,000
Receivable for investments sold	111,160,141
Receivable for TBA sale commitments	102,736,026
Receivable for capital shares sold	4,595,206
Interest receivable	20,622,892
Dividends and interest receivable - affiliated	492,255
Securities lending income receivable	968
Tax reclaims receivable	9,853
Receivable from affiliates	990
Trustees' deferred compensation plan	869,326
Total assets	$3,204,815,464
Liabilities
Cash collateral due to brokers	$1,350,000
Payable for open forward foreign currency exchange contracts	32,118
Payable for investments purchased	126,930,152
Payable for forward commitment securities	138,767,663
TBA sale commitments, at value (proceeds receivable $102,736,026)	103,032,974
Payable for capital shares redeemed	5,762,300
Distributions payable	998,027
Deposits for securities loaned	656,923
Payable to affiliates:
Investment advisory fee	643,066
Administrative fee	285,653
Distribution and service fees	67,535
Sub-transfer agency fee	10,812
Trustees' deferred compensation plan	869,326
Accrued expenses	600,633
Total liabilities	$380,007,182
Net Assets	$2,824,808,282
Sources of Net Assets
Paid-in capital	$2,927,722,660
Accumulated loss	(102,914,378)
Net Assets	$2,824,808,282
Class A Shares
Net Assets	$268,055,145
Shares Outstanding	17,064,088
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.71
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$16.07
11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class C Shares
Net Assets	$12,396,393
Shares Outstanding	792,166
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.65
Class I Shares
Net Assets	$2,201,867,126
Shares Outstanding	139,222,295
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.82
Class R6 Shares
Net Assets	$342,489,618
Shares Outstanding	21,654,686
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income - affiliated issuers	$1,237,698
Interest income	69,030,754
Interest income - affiliated issuers	125,000
Securities lending income, net	11,381
Total investment income	$70,404,833
Expenses
Investment advisory fee	$3,861,434
Administrative fee	1,676,830
Distribution and service fees:
Class A	331,922
Class C	61,399
Trustees' fees and expenses	78,640
Custodian fees	26,962
Transfer agency fees and expenses	829,090
Accounting fees	246,882
Professional fees	57,690
Registration fees	53,390
Reports to shareholders	47,954
Miscellaneous	118,993
Total expenses	$7,391,186
Waiver and/or reimbursement of expenses by affiliates	$(49,038)
Net expenses	$7,342,148
Net investment income	$63,062,685
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$13,444,994
Futures contracts	(3,619,576)
Foreign currency transactions	(128,194)
Forward foreign currency exchange contracts	1,042,736
Net realized gain	$10,739,960
Change in unrealized appreciation (depreciation):
Investment securities	$(33,726,132)
Investment securities - affiliated issuers	(75,040)
Futures contracts	(1,280,995)
TBA sale commitments	(336,810)
Foreign currency	(7,277)
Forward foreign currency exchange contracts	53,499
Net change in unrealized appreciation (depreciation)	$(35,372,755)
Net realized and unrealized loss	$(24,632,795)
Net increase in net assets from operations	$38,429,890
13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$63,062,685	$124,530,710
Net realized gain	10,739,960	7,656,335
Net change in unrealized appreciation (depreciation)	(35,372,755)	5,541,125
Net increase in net assets from operations	$38,429,890	$137,728,170
Distributions to shareholders:
Class A	$(5,736,509)	$(13,836,657)
Class C	(219,326)	(449,196)
Class I	(49,116,947)	(92,814,502)
Class R6	(8,535,778)	(16,954,922)
Total distributions to shareholders	$(63,608,560)	$(124,055,277)
Capital share transactions:
Class A	$6,353,177	$(67,677,799)
Class C	766,264	(123,636)
Class I	97,881,838	266,159,483
Class R6	(69,249,168)	123,716,035
Net increase in net assets from capital share transactions	$35,752,111	$322,074,083
Net increase in net assets	$10,573,441	$335,746,976
Net Assets
At beginning of period	$2,814,234,841	$2,478,487,865
At end of period	$2,824,808,282	$2,814,234,841
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.85	$15.78	$15.14	$14.94	$16.47	$16.21
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.71	$0.73	$0.55	$0.28	$0.26
Net realized and unrealized gain (loss)	(0.14)	0.06	0.63	0.21	(1.41)	0.36
Total income (loss) from operations	$0.20	$0.77	$1.36	$0.76	$(1.13)	$0.62
Less Distributions
From net investment income	$(0.34)	$(0.70)	$(0.72)	$(0.56)	$(0.29)	$(0.27)
From net realized gain	—	—	—	—	(0.11)	(0.09)
Total distributions	$(0.34)	$(0.70)	$(0.72)	$(0.56)	$(0.40)	$(0.36)
Net asset value — End of period	$15.71	$15.85	$15.78	$15.14	$14.94	$16.47
Total Return(2)	1.27%(3)	5.03%	9.19%	5.15%	(6.99)%	3.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$268,055	$264,092	$331,201	$232,643	$260,829	$301,929
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.76%(5)	0.77%	0.77%	0.77%	0.76%	0.76%
Net expenses	0.76%(5)(6)	0.75%(6)	0.76%(6)	0.76%(6)	0.76%(6)	0.76%
Net investment income	4.28%(5)	4.50%	4.71%	3.65%	1.77%	1.57%
Portfolio Turnover	99%(3)(7)	150%(7)	159%(7)	121%(7)	71%(7)	89%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.79	$15.72	$15.08	$14.88	$16.40	$16.15
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.59	$0.61	$0.44	$0.16	$0.14
Net realized and unrealized gain (loss)	(0.14)	0.06	0.63	0.21	(1.40)	0.35
Total income (loss) from operations	$0.14	$0.65	$1.24	$0.65	$(1.24)	$0.49
Less Distributions
From net investment income	$(0.28)	$(0.58)	$(0.60)	$(0.45)	$(0.17)	$(0.15)
From net realized gain	—	—	—	—	(0.11)	(0.09)
Total distributions	$(0.28)	$(0.58)	$(0.60)	$(0.45)	$(0.28)	$(0.24)
Net asset value — End of period	$15.65	$15.79	$15.72	$15.08	$14.88	$16.40
Total Return(2)	0.89%(3)	4.25%	8.39%	4.37%	(7.67)%	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,396	$11,745	$11,822	$11,702	$15,646	$22,935
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.51%(5)	1.52%	1.52%	1.52%	1.51%	1.51%
Net expenses	1.51%(5)(6)	1.50%(6)	1.51%(6)	1.51%(6)	1.51%(6)	1.51%
Net investment income	3.53%(5)	3.75%	3.94%	2.88%	0.99%	0.85%
Portfolio Turnover	99%(3)(7)	150%(7)	159%(7)	121%(7)	71%(7)	89%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.96	$15.89	$15.24	$15.04	$16.58	$16.32
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.75	$0.77	$0.59	$0.32	$0.30
Net realized and unrealized gain (loss)	(0.14)	0.07	0.65	0.21	(1.42)	0.37
Total income (loss) from operations	$0.22	$0.82	$1.42	$0.80	$(1.10)	$0.67
Less Distributions
From net investment income	$(0.36)	$(0.75)	$(0.77)	$(0.60)	$(0.33)	$(0.32)
From net realized gain	—	—	—	—	(0.11)	(0.09)
Total distributions	$(0.36)	$(0.75)	$(0.77)	$(0.60)	$(0.44)	$(0.41)
Net asset value — End of period	$15.82	$15.96	$15.89	$15.24	$15.04	$16.58
Total Return(2)	1.40%(3)	5.29%	9.50%	5.40%	(6.76)%	4.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,201,867	$2,123,342	$1,846,586	$1,670,416	$1,906,319	$1,928,347
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.51%(5)	0.52%	0.52%	0.52%	0.51%	0.51%
Net expenses	0.51%(5)(6)	0.50%(6)	0.51%(6)	0.51%(6)	0.51%(6)	0.51%
Net investment income	4.53%(5)	4.74%	4.95%	3.89%	2.03%	1.81%
Portfolio Turnover	99%(3)(7)	150%(7)	159%(7)	121%(7)	71%(7)	89%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
17
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$15.96	$15.89	$15.24	$15.04	$16.58	$16.32
Income (Loss) From Operations
Net investment income(1)	$0.37	$0.76	$0.78	$0.60	$0.35	$0.30
Net realized and unrealized gain (loss)	(0.14)	0.07	0.64	0.21	(1.44)	0.37
Total income (loss) from operations	$0.23	$0.83	$1.42	$0.81	$(1.09)	$0.67
Less Distributions
From net investment income	$(0.37)	$(0.76)	$(0.77)	$(0.61)	$(0.34)	$(0.32)
From net realized gain	—	—	—	—	(0.11)	(0.09)
Total distributions	$(0.37)	$(0.76)	$(0.77)	$(0.61)	$(0.45)	$(0.41)
Net asset value — End of period	$15.82	$15.96	$15.89	$15.24	$15.04	$16.58
Total Return(2)	1.44%(3)	5.35%	9.57%	5.46%	(6.70)%	4.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$342,490	$415,056	$288,879	$213,378	$222,373	$116,503
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)	0.45%	0.45%	0.45%	0.44%	0.45%
Net expenses	0.44%(5)(6)	0.44%(6)	0.44%(6)	0.45%(6)	0.44%(6)	0.45%
Net investment income	4.60%(5)	4.79%	5.01%	3.96%	2.20%	1.84%
Portfolio Turnover	99%(3)(7)	150%(7)	159%(7)	121%(7)	71%(7)	89%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
18
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to
19

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$573,412,015	$ —	$573,412,015
Collateralized Mortgage Obligations	—	337,964,774	—	337,964,774
Commercial Mortgage-Backed Securities	—	231,197,833	—	231,197,833
Corporate Bonds	—	1,042,395,740	—	1,042,395,740
Exchange-Traded Funds	5,566,550	—	—	5,566,550
High Social Impact Investments	—	4,998,255	—	4,998,255
Senior Floating-Rate Loans	—	34,932,394	—	34,932,394
Sovereign Government Bonds	—	8,235,215	—	8,235,215
U.S. Government Agency Mortgage-Backed Securities	—	161,330,999	—	161,330,999
U.S. Treasury Obligations	—	352,741,508	—	352,741,508
Short-Term Investments:
Affiliated Fund	185,326,211	—	—	185,326,211
Securities Lending Collateral	656,923	—	—	656,923
Total Investments	$191,549,684	$2,747,208,733	$ —	$2,938,758,417
Forward Foreign Currency Exchange Contracts	$ —	$205,701	$ —	$205,701
Futures Contracts	2,967,116	—	—	2,967,116
Total	$194,516,800	$2,747,414,434	$ —	$2,941,931,234
Liability Description
TBA Sale Commitments	$ —	$(103,032,974)	$ —	$(103,032,974)
Forward Foreign Currency Exchange Contracts	—	(32,118)	—	(32,118)
Futures Contracts	(5,226,088)	—	—	(5,226,088)
Total	$(5,226,088)	$(103,065,092)	$ —	$(108,291,180)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
20

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
21

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Forward Sale Commitments— The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
O  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.280%
Over $750 million	0.275%
For the six months ended March 31, 2026, the investment advisory fee amounted to $3,861,434 or 0.28% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $49,038 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $1,676,830.
22

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $331,922 and $61,399 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,284 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received $5,553 and $947 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $21,829 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $795,543,013 and $866,194,163, respectively. Purchases and sales of U.S. government and agency securities, including maturities, paydowns and TBA transactions, were $1,837,769,426 and $1,837,389,220, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $81,742,815 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $14,644,875 are short-term and $67,097,940 are long-term.
Additionally, at September 30, 2025, the Fund had a late year ordinary loss of $75,193 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and TBA sale commitments, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,864,743,770
Gross unrealized appreciation	$12,388,897
Gross unrealized depreciation	(43,492,613)
Net unrealized depreciation	$(31,103,716)
23

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $32,118. At March 31, 2026, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
24

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$2,967,116(1)	$2,967,116
Receivable for open forward foreign currency exchange contracts	205,701	—	205,701
Total Asset Derivatives	$205,701	$2,967,116	$3,172,817
Derivatives not subject to master netting or similar agreements	$—	$2,967,116	$2,967,116
Total Asset Derivatives subject to master netting or similar agreements	$205,701	$—	$205,701
Accumulated loss	$ —	$(5,226,088)(1)	$(5,226,088)
Payable for open forward foreign currency exchange contracts	(32,118)	—	(32,118)
Total Liability Derivatives	$(32,118)	$(5,226,088)	$(5,258,206)
Derivatives not subject to master netting or similar agreements	$—	$(5,226,088)	$(5,226,088)
Total Liability Derivatives subject to master netting or similar agreements	$(32,118)	$—	$(32,118)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$167,241	$ —	$(167,241)	$ —	$ —
JPMorgan Chase Bank, N.A.	38,460	—	(38,460)	—	—
	$205,701	$ —	$(205,701)	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(32,118)	$ —	$ —	$ —	$(32,118)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
25

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$1,042,736	$ —	$1,042,736
Futures contracts	—	(3,619,576)	(3,619,576)
Total	$1,042,736	$(3,619,576)	$(2,576,840)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$53,499	$ —	$53,499
Futures contracts	—	(1,280,995)	(1,280,995)
Total	$53,499	$(1,280,995)	$(1,227,496)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$838,007,000	$188,188,000	$60,167,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $943,321 and the total value of collateral received was $960,712, comprised of cash of $656,923 and U.S. government and/or agencies securities of $303,789.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$656,923	$ —	$ —	$ —	$656,923
26

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2026, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $195,891,016, which represents 7.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 4,817,925	$ 758,850	$ —	$ —	$(10,225)	$ 5,566,550	$ 104,364	110,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	3,542,910	—	—	—	(42,420)	3,500,490	87,500	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,520,160	—	—	—	(22,395)	1,497,765	37,500	$1,500,000
Short-Term Investments
Liquidity Fund	39,294,570	715,215,796	(569,184,155)	—	—	185,326,211	1,133,334	185,326,211
Total				$ —	$(75,040)	$195,891,016	$1,362,698

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
27

Calvert
Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,514,029	$39,824,903	4,495,177	$70,584,117
Reinvestment of distributions	328,329	5,200,707	811,972	12,754,365
Shares redeemed	(2,440,394)	(38,672,433)	(9,629,547)	(151,016,281)
Net increase (decrease)	401,964	$6,353,177	(4,322,398)	$(67,677,799)
Class C
Shares sold	157,147	$2,483,130	206,722	$3,233,004
Reinvestment of distributions	12,250	193,298	24,861	389,108
Shares redeemed	(121,095)	(1,910,164)	(239,650)	(3,745,748)
Net increase (decrease)	48,302	$766,264	(8,067)	$(123,636)
Class I
Shares sold	24,500,898	$390,414,471	51,205,422	$809,267,818
Reinvestment of distributions	2,863,549	45,672,885	5,370,571	85,005,774
Shares redeemed	(21,204,605)	(338,205,518)	(39,727,639)	(628,114,109)
Net increase	6,159,842	$97,881,838	16,848,354	$266,159,483
Class R6
Shares sold	3,905,080	$62,301,675	14,227,489	$224,823,035
Reinvestment of distributions	408,185	6,510,678	922,984	14,607,737
Shares redeemed	(8,668,062)	(138,061,521)	(7,321,955)	(115,714,737)
Net increase (decrease)	(4,354,797)	$(69,249,168)	7,828,518	$123,716,035
28

CSDAX-NCSR 3.31.26

Calvert
Ultra-Short Duration Income Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Ultra-Short Duration Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.8%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$1,035	$ 1,050,534
Series 2024-A, Class B, 5.827%, 5/17/32(1)	1,760	1,786,090
Series 2024-A, Class C, 6.022%, 5/17/32(1)	913	927,239
Series 2025-B, Class A2, 4.305%, 9/15/33(1)	1,378	1,379,373
Series 2025-B, Class B, 4.501%, 9/15/33(1)	1,698	1,701,169
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,331	1,338,704
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	17	17,145
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 2/15/33(1)	983	981,402
BHG Securitization Trust, Series 2022-C, Class B, 5.93%, 10/17/35(1)	374	374,151
Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class A2, 5.05%, 3/15/29(1)	489	491,104
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,486	2,496,555
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	263	265,070
Series 2024-1A, Class A2, 4.442%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	1,403	1,404,176
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	869	870,960
Crossroads Asset Trust, Series 2025-A, Class A2, 4.91%, 2/20/32(1)	1,975	1,986,104
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,108	4,044,927
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	191	191,416
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	4,875	4,577,797
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	364	364,866
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,010	1,018,139
FIGRE Trust:
Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(3)	1,190	1,192,470
Series 2025-FL2, Class A1, 5.053% to 12/25/28, 11/25/55(1)(3)	952	948,937
Series 2026-FL1, Class A1, 5.489% to 3/25/29, 3/25/56(1)(3)	1,560	1,566,866
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	118	118,245
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	877	882,341
GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 5.212%, (30-day SOFR Average + 1.55%), 10/25/55(1)(2)	1,433	1,436,038
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	239	236,098
Security	Principal Amount (000's omitted)	Value
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, 5.023%, (30-day SOFR Average + 1.35%), 3/20/56(1)(2)	$1,078	$ 1,079,710
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	186	187,913
Series 2023-3A, Class A2, 7.50%, 12/15/28(1)	2,113	2,147,719
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	1,123	1,128,534
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	1,732	1,733,650
Series 2026-1A, Class A2, 4.68%, 7/15/30(1)	1,673	1,672,313
Marlette Funding Trust, Series 2024-1A, Class C, 6.34%, 7/17/34(1)	1,840	1,854,779
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,705,739
MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31(1)	727	732,924
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	53	51,895
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30(1)	672	671,990
Newtek Small Business Loan Trust, Series 2023-1, Class A, 6.25%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	1,759	1,777,258
OBX Trust, Series 2025-HE1, Class A1, 5.262%, (30-day SOFR Average + 1.60%), 2/25/55(1)(2)	2,650	2,660,270
Octane Receivables Trust:
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	1,355	1,365,160
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	329	330,184
OneMain Financial Issuance Trust:
Series 2019-2A, Class A, 3.14%, 10/14/36(1)	1,040	1,023,448
Series 2020-2A, Class A, 1.75%, 9/14/35(1)	1,740	1,716,475
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	1,115	1,061,448
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,450	3,454,338
Oportun Issuance Trust, Series 2021-B, Class B, 1.96%, 5/8/31(1)	70	69,172
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	1,346	1,344,910
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	915	916,503
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	629	632,373
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	637	637,797
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.043%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	2,859	2,855,057
RCKT Trust, Series 2025-2A, Class A, 4.48%, 11/27/34(1)	1,952	1,952,016
Reach ABS Trust:
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	208	208,568
Series 2025-1A, Class A, 4.96%, 8/16/32(1)	206	206,747
Series 2026-1A, Class A, 4.32%, 2/15/33(1)	1,010	1,010,408
Saluda Grade Alternative Mortgage Trust, Series 2025-LOC5, Class A1A, 5.279%, (1 mo. SOFR + 1.60%), 10/25/55(1)(2)	1,801	1,810,439
Santander Bank Auto Credit-Linked Notes:
Series 2023-A, Class F, 13.752%, 6/15/33(1)	1,053	1,087,316
Series 2025-A, Class B, 4.484%, 1/16/34(1)	989	988,241
Servpro Master Issuer LLC, Series 2021-1A, Class A2, 2.394%, 4/25/51(1)	1,414	1,345,655

1
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SoFi Consumer Loan Program Trust:
Series 2025-1, Class A, 4.80%, 2/27/34(1)	$1,385	$ 1,388,345
Series 2025-2, Class A, 4.82%, 6/25/34(1)	578	579,741
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	847	798,614
Taco Bell Funding LLC:
Series 2018-1A, Class A2II, 4.94%, 11/25/48(1)	895	893,168
Series 2021-1A, Class A2I, 1.946%, 8/25/51(1)	538	526,523
Tesla Lease Electric Vehicle Securitization LLC, Series 2025-A, Class A2, 4.14%, 6/20/28(1)	2,867	2,867,815
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 4/15/29(1)	2,725	2,727,848
Towd Point Mortgage Trust, Series 2025-HE2, Class A1A, 5.012%, (30-day SOFR Average + 1.35%), 9/25/65(1)(2)	2,052	2,054,443
Tricolor Auto Securitization Trust:
Series 2024-2A, Class A, 6.36%, 12/15/27(1)	396	370,426
Series 2024-3A, Class A, 5.22%, 6/15/28(1)	1,310	1,139,833
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	2,102	2,102,154
Verdant Receivables LLC, Series 2025-1A, Class A2, 4.85%, 3/13/28(1)	3,240	3,250,828
Wingspire Equipment Finance LLC:
Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	859	862,781
Series 2025-1A, Class A2, 4.33%, 9/20/33(1)	1,130	1,129,369
Total Asset-Backed Securities (identified cost $96,860,908)		$96,760,753

Collateralized Mortgage Obligations — 12.2%

Security	Principal Amount (000's omitted)	Value
Ellington Financial Mortgage Trust, Series 2026-INV2, Class A1F, 4.812%, (30-day SOFR Average + 1.15%), 2/25/71(1)(2)	$2,043	$ 2,045,428
Federal Home Loan Mortgage Corp.:
Series 406, Class F12, 4.962%, (30-day SOFR Average + 1.30%), 10/25/53(2)	924	933,120
Series 5370, Class FB, 5.062%, (30-day SOFR Average + 1.40%), 1/25/54(2)	1,748	1,765,364
Series 5397, Class FE, 4.922%, (30-day SOFR Average + 1.26%), 4/25/54(2)	1,696	1,710,932
Series 5410, Class FD, 4.912%, (30-day SOFR Average + 1.25%), 5/25/54(2)	2,767	2,788,487
Series 5410, Class FE, 4.762%, (30-day SOFR Average + 1.10%), 5/25/54(2)	1,851	1,861,764
Series 5460, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 10/25/54(2)	1,609	1,616,655
Series 5461, Class FA, 4.612%, (30-day SOFR Average + 0.95%), 10/25/54(2)	2,184	2,189,026
Series 5475, Class FJ, 4.912%, (30-day SOFR Average + 1.25%), 11/25/54(2)	2,365	2,371,685
Series 5483, Class FB, 5.092%, (30-day SOFR Average + 1.43%), 12/25/54(2)	3,240	3,261,803
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5499, Class FQ, 4.812%, (30-day SOFR Average + 1.15%), 2/25/55(2)	$2,719	$ 2,736,714
Series 5513, Class FA, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,755	1,762,017
Series 5517, Class FJ, 4.712%, (30-day SOFR Average + 1.05%), 3/25/55(2)	1,929	1,939,614
Series 5529, Class AF, 4.662%, (30-day SOFR Average + 1.00%), 3/25/55(2)	2,181	2,190,142
Series 5556, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 7/25/55(2)	1,752	1,757,865
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 4.962%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	653	655,052
Series 2022-HQA1, Class M1A, 5.762%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	156	156,074
Series 2024-DNA1, Class M1, 5.012%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	1,201	1,203,249
Series 2024-HQA1, Class A1, 4.912%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	4,882	4,894,772
Federal National Mortgage Association:
Series 2006-46, Class FG, 4.026%, (30-day SOFR Average + 0.364%), 6/25/36(2)	516	514,465
Series 2024-33, Class KF, 4.612%, (30-day SOFR Average + 0.95%), 1/25/54(2)	1,036	1,042,329
Series 2024-36, Class FB, 4.812%, (30-day SOFR Average + 1.15%), 6/25/54(2)	1,315	1,324,049
Series 2024-48, Class FC, 4.762%, (30-day SOFR Average + 1.10%), 7/25/54(2)	1,951	1,964,111
Series 2024-84, Class JF, 5.132%, (30-day SOFR Average + 1.47%), 11/25/54(2)	1,940	1,957,158
Series 2024-95, Class FA, 5.162%, (30-day SOFR Average + 1.50%), 12/25/54(2)	2,666	2,683,088
Series 2025-31, Class FB, 4.812%, (30-day SOFR Average + 1.15%), 6/25/54(2)	691	693,291
Series 2025-63, Class FA, 4.812%, (30-day SOFR Average + 1.15%), 8/25/55(2)	2,819	2,831,496
Series 2025-75, Class FA, 4.712%, (30-day SOFR Average + 1.05%), 9/25/55(2)	2,335	2,341,675
Series 2025-109, Class FC, 4.662%, (30-day SOFR Average + 1.00%), 11/25/54(2)	1,667	1,666,177
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 7.526%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,178	1,192,091
Series 2022-R01, Class 1M1, 4.662%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	160	160,621
Series 2025-R05, Class 2A1, 4.662%, (30-day SOFR Average + 1.00%), 7/25/45(1)(2)	1,677	1,677,664
Government National Mortgage Association:
Series 2011-44, Class KF, 4.19%, (1 mo. SOFR + 0.514%), 3/20/41(2)	866	863,789
Series 2023-101, Class FM, 4.573%, (30-day SOFR Average + 0.90%), 7/20/53(2)	2,532	2,538,928
Series 2023-116, Class DF, 4.773%, (30-day SOFR Average + 1.10%), 8/20/53(2)	1,332	1,340,787
Series 2023-149, Class NF, 4.723%, (30-day SOFR Average + 1.05%), 10/20/53(2)	862	867,612

2
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-30, Class LF, 4.673%, (30-day SOFR Average + 1.00%), 2/20/54(2)	$825	$ 827,949
Series 2024-43, Class FB, 4.623%, (30-day SOFR Average + 0.95%), 3/20/54(2)	1,097	1,100,107
Series 2024-146, Class FE, 4.673%, (30-day SOFR Average + 1.00%), 9/20/64(2)	2,078	2,090,576
Series 2024-160, Class FT, 4.623%, (30-day SOFR Average + 0.95%), 10/20/54(2)	2,509	2,516,020
Series 2024-177, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 10/20/54(2)	587	588,091
Series 2024-197, Class GF, 4.673%, (30-day SOFR Average + 1.00%), 12/20/54(2)	1,050	1,054,638
Series 2025-2, Class FB, 4.723%, (30-day SOFR Average + 1.05%), 12/20/54(2)	2,128	2,143,041
Series 2025-134, Class FL, 4.673%, (30-day SOFR Average + 1.00%), 6/20/55(2)	425	425,651
Series 2025-139, Class FE, 4.773%, (30-day SOFR Average + 1.10%), 8/20/65(2)	1,614	1,619,736
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 5.373%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	1,403	1,406,130
Series 2023-HE3, Class A1, 5.273%, (30-day SOFR Average + 1.60%), 5/20/54(1)(2)	2,565	2,570,205
Series 2024-HE2, Class A1, 4.873%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	754	754,197
Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.611%, (30-day SOFR Average + 0.95%), 5/25/55(1)(2)	3,576	3,585,045
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.169%, (30-day SOFR Average + 1.50%), 12/25/55(1)(2)	959	960,948
Radnor Re Ltd., Series 2023-1, Class M1A, 6.362%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	324	325,480
Total Collateralized Mortgage Obligations (identified cost $85,241,758)		$85,466,908

Commercial Mortgage-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.173%, (1 mo. SOFR + 1.50%), 11/15/42(1)(2)	$1,700	$ 1,700,529
BPR Trust, Series 2022-SSP, Class A, 6.673%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,000	3,006,122
Extended Stay America Trust:
Series 2025-ESH, Class A, 4.973%, (1 mo. SOFR + 1.30%), 10/15/42(1)(2)	1,920	1,922,521
Series 2026-ESH2, Class A, 4.873%, (1 mo. SOFR + 1.20%), 2/15/43(1)(2)	1,208	1,210,191
Series 2026-ESH2, Class B, 5.073%, (1 mo. SOFR + 1.40%), 2/15/43(1)(2)	1,734	1,737,879
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 5.314%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	2,625	2,628,153
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 5.423%, (1 mo. SOFR + 1.75%), 3/15/42(1)(2)	2,415	2,414,302
Security	Principal Amount (000’s omitted)	Value
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 5.066%, (1 mo. SOFR + 1.393%), 10/15/40(1)(2)	$440	$ 440,214
ORL Trust, Series 2024-GLKS, Class A, 5.165%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	2,452	2,455,063
TX Trust, Series 2024-HOU, Class A, 5.264%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,624,855
Total Commercial Mortgage-Backed Securities (identified cost $20,113,402)		$ 20,139,829

Corporate Bonds — 50.5%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.1%
Celanese U.S. Holdings LLC, 1.40%, 8/5/26	600	$ 591,785
		$ 591,785
Communications — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	926	$ 925,564
TELUS Corp., 2.80%, 2/16/27	3,450	3,403,891
		$ 4,329,455
Consumer, Cyclical — 5.2%
Air Canada, 3.875%, 8/15/26(1)	3,350	$ 3,335,212
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	802	803,190
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	5,748	5,741,258
Ford Motor Credit Co. LLC:
4.542%, 8/1/26	1,165	1,163,495
5.125%, 11/5/26	3,225	3,232,267
General Motors Financial Co., Inc.:
2.35%, 2/26/27	3,694	3,624,156
2.40%, 4/10/28	985	944,933
Hyundai Capital America, 4.875%, 6/23/27(1)	6,510	6,538,109
Stellantis Finance U.S., Inc., 1.711%, 1/29/27(1)	5,415	5,282,353
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,639,052
		$36,304,025
Consumer, Non-cyclical — 3.1%
Ashtead Capital, Inc., 1.50%, 8/12/26(1)	3,440	$3,401,430
Centene Corp., 4.25%, 12/15/27	2,795	2,747,149
HCA, Inc., 4.50%, 2/15/27	3,350	3,350,368
JDE Peet's NV, 1.375%, 1/15/27(1)	3,500	3,414,096
Kraft Heinz Foods Co., 3.00%, 6/1/26	3,400	3,391,929
Smithfield Foods, Inc., 4.25%, 2/1/27(1)	5,593	5,567,360
		$21,872,332

3
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial — 34.9%
ABN AMRO Bank NV, 4.80%, 4/18/26(1)		2,600	$ 2,598,923
Air Lease Corp., 5.30%, 6/25/26		2,300	2,304,251
American National Group, Inc., 5.00%, 6/15/27		4,940	4,915,018
Apollo Management Holdings LP, 4.40%, 5/27/26(1)		3,325	3,324,939
Athene Global Funding:
4.86%, 8/27/26(1)		3,247	3,252,503
4.95%, 1/7/27(1)		4,990	5,004,928
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26		1,253	1,233,387
Banco Santander SA, 4.175% to 3/24/27, 3/24/28(4)		6,600	6,572,053
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(4)		13,485	13,372,991
5.933% to 9/15/26, 9/15/27(4)		3,363	3,386,630
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(4)		8,351	8,246,267
Bank of Montreal, 4.309%, 6/1/27	CAD	4,650	3,382,891
Bank of New York Mellon, 4.587% to 4/20/26, 4/20/27(4)		3,610	3,610,335
Bank of Nova Scotia, 4.394%, (SOFR + 0.73%), 2/2/30(2)		3,448	3,442,499
Barclays PLC, 5.20%, 5/12/26		3,400	3,402,264
Blackstone Private Credit Fund, 2.625%, 12/15/26		2,400	2,348,562
CaixaBank SA, 6.684% to 9/13/26, 9/13/27(1)(4)		6,525	6,586,374
Canadian Imperial Bank of Commerce, 4.465%, (SOFR+ 0.80%), 1/29/30(2)		3,458	3,450,645
Capital One Financial Corp., 1.878% to 11/2/26, 11/2/27(4)		3,450	3,393,329
Citadel LP, 4.875%, 1/15/27(1)		2,869	2,867,122
Citigroup, Inc.:
1.462% to 6/9/26, 6/9/27(4)		6,800	6,761,008
3.07% to 2/24/27, 2/24/28(4)		3,400	3,359,451
Crown Castle, Inc., 2.90%, 3/15/27		3,425	3,374,732
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		2,425	2,357,900
EPR Properties:
4.50%, 6/1/27		1,372	1,366,570
4.75%, 12/15/26		5,086	5,084,069
GA Global Funding Trust, 2.25%, 1/6/27(1)		1,467	1,442,819
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(4)		13,159	13,175,659
Goldman Sachs Group, Inc., 4.377%, (SOFR + 0.71%), 1/21/29(2)		3,424	3,420,711
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		4,775	4,758,467
3.75%, 9/15/30(1)(5)		681	627,160
HSBC Holdings PLC, 4.375%, 11/23/26		3,465	3,467,871
ING Groep NV, 6.083% to 9/11/26, 9/11/27(4)		6,350	6,389,899
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)		3,305	3,281,986
Jefferies Financial Group, Inc.:
4.30%, 2/11/27		2,975	2,974,330
4.50%, 9/15/26		3,715	3,703,459
JPMorgan Chase & Co., 5.04% to 1/23/27, 1/23/28(4)		17,115	17,203,926
Liberty Mutual Insurance Co., 7.875%, 10/15/26(1)		5,055	5,123,140
Marex Group PLC, 5.829%, 5/8/28		2,500	2,527,497
NatWest Markets PLC, 4.174%, 11/6/28(1)		3,460	3,436,987
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
PNC Bank NA, 4.543% to 5/13/26, 5/13/27(4)	6,800	$ 6,800,444
Protective Life Global Funding, 4.368%, (SOFR + 0.70%), 4/10/26(1)(2)	4,050	4,050,473
Radian Group, Inc., 4.875%, 3/15/27	4,854	4,854,920
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(1)	3,910	3,869,874
Royal Bank of Canada, 5.069% to 7/23/26, 7/23/27(4)	6,575	6,588,218
Societe Generale SA:
4.25%, 8/19/26(1)	3,042	3,037,444
5.25%, 2/19/27(1)	2,050	2,063,090
5.519% to 1/19/27, 1/19/28(1)(4)	2,075	2,089,041
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	1,490	1,482,156
Toronto-Dominion Bank, 4.109%, 10/13/28	3,465	3,447,385
Truist Bank, 4.42% to 7/24/27, 7/24/28(4)	4,537	4,537,833
U.S. Bank NA, 4.73% to 5/14/27, 5/15/28(4)	2,270	2,278,754
UBS Group AG:
1.494% to 8/10/26, 8/10/27(1)(4)	7,273	7,195,031
4.703% to 8/5/26, 8/5/27(1)(4)	696	696,230
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(4)	8,075	8,052,262
3.526% to 3/24/27, 3/24/28(4)	3,400	3,372,732
		$244,949,439
Industrial — 2.7%
Berry Global, Inc., 4.875%, 7/15/26(1)	3,400	$3,400,396
Hexcel Corp., 4.20%, 2/15/27	3,420	3,409,504
MasTec, Inc., 4.50%, 8/15/28(1)	2,500	2,473,642
Sealed Air Corp., 1.573%, 10/15/26(1)	975	972,896
Sonoco Products Co., 4.45%, 9/1/26	853	853,578
TD SYNNEX Corp., 4.30%, 1/17/29	1,600	1,582,588
Vontier Corp., 1.80%, 4/1/26	6,636	6,636,000
		$19,328,604
Technology — 2.0%
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	3,500	$3,459,831
Dell International LLC/EMC Corp., 4.90%, 10/1/26	354	354,524
Oracle Corp.:
4.55%, 2/4/29	5,120	5,056,303
4.772%, (SOFR+ 1.11%), 2/4/29(2)	5,040	4,996,016
		$13,866,674
Utilities — 1.9%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	$3,748,315
NextEra Energy Capital Holdings, Inc., 4.685%, 9/1/27	5,176	5,202,603
NRG Energy, Inc., 2.45%, 12/2/27(1)	3,500	3,372,526

4
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	1,000	$ 990,543
		$ 13,313,987
Total Corporate Bonds (identified cost $354,532,755)		$354,556,301

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(6)(7)	$1,000	$ 1,000,140
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,000,140

Senior Floating-Rate Loans — 0.9%(8)

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 6/22/30	$1,644	$ 1,649,000
		$ 1,649,000
Life Sciences Tools & Services — 0.1%
ICON Luxembourg SARL, Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$429	$ 430,233
PRA Health Sciences, Inc., Term Loan, 5.70%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	107	107,193
		$ 537,426
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.418%, (3 mo. USD Term SOFR + 1.75%), 6/24/31	$1,720	$ 1,712,933
		$1,712,933
Software — 0.1%
Open Text Corp., Term Loan, 5.418%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	$607	$594,800
		$594,800
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.3%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.425%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,719	$ 1,724,836
		$ 1,724,836
Total Senior Floating-Rate Loans (identified cost $6,241,761)		$ 6,218,995

U.S. Treasury Obligations — 16.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.875%, 2/28/27	$2,324	$ 2,285,168
2.25%, 2/15/27	2,324	2,294,032
2.75%, 4/30/27	37,629	37,225,351
4.125%, 1/31/27	73,835	74,068,883
Total U.S. Treasury Obligations (identified cost $116,049,483)		$115,873,434

Short-Term Investments — 6.3%
Affiliated Fund — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(9)	40,999,672	$ 40,999,672
Total Affiliated Fund (identified cost $40,999,672)		$ 40,999,672
Commercial Paper — 0.5%
Security	Principal Amount (000's omitted)	Value
Oracle Corp.:
4.414%, 10/2/26(10)(11)	$1,760	$ 1,719,803
4.518%, 9/17/26(10)(11)	1,750	1,713,253
Total Commercial Paper (identified cost $3,435,254)		$ 3,433,056
Total Short-Term Investments (identified cost $44,434,926)		$ 44,432,728
Total Investments — 103.3% (identified cost $724,474,993)		$724,449,088
Other Assets, Less Liabilities — (3.3)%		$(22,928,864)
Net Assets — 100.0%		$701,520,224

5
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $267,738,019 or 38.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $167,611.
(6)	May be deemed to be an affiliated company (see Note 8).
(7)	Restricted security. Total market value of restricted securities amounts to $1,000,140, which represents 0.2% of the net assets of the Fund as of March 31, 2026.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(10)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2026, the aggregate value of these securities is $3,433,056, representing 0.5% of the Fund’s net assets.
(11)	Rate shown is the discount rate at date of purchase.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	4,677,911	USD	3,387,301	State Street Bank and Trust Company	6/17/26	$ —	$(13,362)
USD	6,981,969	CAD	9,438,975	JPMorgan Chase Bank, N.A.	6/17/26	174,116	—
						$174,116	$(13,362)
6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(62)	Short	6/30/26	$(6,707,141)	$103,084
					$103,084
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
		$1,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar
7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $682,475,321) - including $167,611 of securities on loan	$682,449,276
Investments in securities of affiliated issuers, at value (identified cost $41,999,672)	41,999,812
Receivable for open forward foreign currency exchange contracts	174,116
Cash	1,019,412
Cash denominated in foreign currency, at value (cost $1,029)	1,033
Deposits at broker for futures contracts	130,000
Receivable for capital shares sold	683,108
Interest receivable	4,553,244
Dividends and interest receivable - affiliated	92,573
Securities lending income receivable	19
Receivable from affiliates	37,616
Trustees' deferred compensation plan	584,901
Total assets	$731,725,110
Liabilities
Payable for variation margin on open futures contracts	$8,686
Payable for open forward foreign currency exchange contracts	13,362
Payable for investments purchased	27,730,156
Payable for capital shares redeemed	1,203,568
Distributions payable	140,788
Payable to affiliates:
Investment advisory fee	149,451
Administrative fee	70,429
Distribution and service fees	49,401
Sub-transfer agency fee	15,680
Trustees' deferred compensation plan	584,901
Accrued expenses	238,464
Total liabilities	$30,204,886
Net Assets	$701,520,224
Sources of Net Assets
Paid-in capital	$720,561,692
Accumulated loss	(19,041,468)
Net Assets	$701,520,224
Class A Shares
Net Assets	$232,158,371
Shares Outstanding	23,437,721
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91
Class I Shares
Net Assets	$406,902,900
Shares Outstanding	41,075,038
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91
8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$62,458,953
Shares Outstanding	6,307,342
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.90
9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income - affiliated issuers	$435,249
Interest income	14,712,294
Interest income - affiliated issuers	25,000
Securities lending income, net	1,908
Total investment income	$15,174,451
Expenses
Investment advisory fee	$882,881
Administrative fee	407,484
Distribution and service fees:
Class A	293,682
Trustees' fees and expenses	19,121
Custodian fees	7,210
Transfer agency fees and expenses	250,724
Accounting fees	73,375
Professional fees	32,850
Registration fees	45,595
Reports to shareholders	33,479
Miscellaneous	22,849
Total expenses	$2,069,250
Waiver and/or reimbursement of expenses by affiliates	$(207,308)
Net expenses	$1,861,942
Net investment income	$13,312,509
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$910,153
Futures contracts	(53,266)
Foreign currency transactions	(3,055)
Forward foreign currency exchange contracts	45,086
Net realized gain	$898,918
Change in unrealized appreciation (depreciation):
Investment securities	$(1,828,480)
Investment securities - affiliated issuers	(12,120)
Futures contracts	100,301
Foreign currency	(599)
Forward foreign currency exchange contracts	160,754
Net change in unrealized appreciation (depreciation)	$(1,580,144)
Net realized and unrealized loss	$(681,226)
Net increase in net assets from operations	$12,631,283
10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$13,312,509	$31,176,870
Net realized gain	898,918	1,219,535
Net change in unrealized appreciation (depreciation)	(1,580,144)	(524,234)
Net increase in net assets from operations	$12,631,283	$31,872,171
Distributions to shareholders:
Class A	$(4,483,387)	$(9,624,792)
Class I	(7,772,529)	(18,881,699)
Class R6	(1,274,950)	(2,977,327)
Total distributions to shareholders	$(13,530,866)	$(31,483,818)
Capital share transactions:
Class A	$(5,289,712)	$24,844,068
Class I	25,526,643	(102,838,120)
Class R6	4,840,127	(19,280,486)
Net increase (decrease) in net assets from capital share transactions	$25,077,058	$(97,274,538)
Net increase (decrease) in net assets	$24,177,475	$(96,886,185)
Net Assets
At beginning of period	$677,342,749	$774,228,934
At end of period	$701,520,224	$677,342,749
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.92	$9.91	$9.79	$9.68	$9.94	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.19	$0.43	$0.50	$0.40	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.01)	0.02	0.11	0.11	(0.24)	0.09
Total income (loss) from operations	$0.18	$0.45	$0.61	$0.51	$(0.15)	$0.15
Less Distributions
From net investment income	$(0.19)	$(0.44)	$(0.49)	$(0.40)	$(0.11)	$(0.07)
Total distributions	$(0.19)	$(0.44)	$(0.49)	$(0.40)	$(0.11)	$(0.07)
Net asset value — End of period	$9.91	$9.92	$9.91	$9.79	$9.68	$9.94
Total Return(2)	1.82%(3)	4.60%	6.38%	5.39%	(1.56)%	1.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$232,158	$237,745	$212,680	$228,165	$281,960	$331,648
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.78%(5)	0.79%	0.76%	0.77%	0.75%	0.76%
Net expenses	0.72%(5)(6)	0.71%(6)	0.72%(6)	0.72%(6)	0.72%(6)	0.72%
Net investment income	3.75%(5)	4.35%	5.10%	4.12%	0.93%	0.58%
Portfolio Turnover	46%(3)	127%(7)	96%	70%	78%	92%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.92	$9.91	$9.79	$9.69	$9.94	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.46	$0.53	$0.43	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.01)	0.01	0.11	0.10	(0.24)	0.10
Total income (loss) from operations	$0.19	$0.47	$0.64	$0.53	$(0.12)	$0.18
Less Distributions
From net investment income	$(0.20)	$(0.46)	$(0.52)	$(0.43)	$(0.13)	$(0.10)
Total distributions	$(0.20)	$(0.46)	$(0.52)	$(0.43)	$(0.13)	$(0.10)
Net asset value — End of period	$9.91	$9.92	$9.91	$9.79	$9.69	$9.94
Total Return(2)	1.94%(3)	4.86%	6.65%	5.54%	(1.21)%	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$406,903	$381,894	$484,618	$470,263	$487,115	$605,831
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.53%(5)	0.54%	0.51%	0.52%	0.51%	0.51%
Net expenses	0.47%(5)(6)	0.46%(6)	0.47%(6)	0.47%(6)	0.47%(6)	0.47%
Net investment income	4.00%(5)	4.61%	5.34%	4.40%	1.19%	0.82%
Portfolio Turnover	46%(3)	127%(7)	96%	70%	78%	92%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.92	$9.91	$9.78	$9.68	$9.93	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.20	$0.46	$0.52	$0.45	$0.12	$0.08
Net realized and unrealized gain (loss)	(0.02)	0.01	0.13	0.08	(0.24)	0.09
Total income (loss) from operations	$0.18	$0.47	$0.65	$0.53	$(0.12)	$0.17
Less Distributions
From net investment income	$(0.20)	$(0.46)	$(0.52)	$(0.43)	$(0.13)	$(0.10)
Total distributions	$(0.20)	$(0.46)	$(0.52)	$(0.43)	$(0.13)	$(0.10)
Net asset value — End of period	$9.90	$9.92	$9.91	$9.78	$9.68	$9.93
Total Return(2)	1.96%(3)	4.79%	6.78%	5.59%	(1.17)%	1.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,459	$57,704	$76,930	$227,025	$85,422	$83,675
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.47%(5)	0.48%	0.48%	0.48%	0.46%	0.46%
Net expenses	0.43%(5)(6)	0.42%(6)	0.43%(6)	0.43%(6)	0.43%(6)	0.43%
Net investment income	4.04%(5)	4.67%	5.32%	4.66%	1.22%	0.82%
Portfolio Turnover	46%(3)	127%(7)	96%	70%	78%	92%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026, less than 0.01% of average daily net assets for the year ended September 30, 2025 and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(7)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$96,760,753	$ —	$96,760,753
Collateralized Mortgage Obligations	—	85,466,908	—	85,466,908
Commercial Mortgage-Backed Securities	—	20,139,829	—	20,139,829
Corporate Bonds	—	354,556,301	—	354,556,301
High Social Impact Investments	—	1,000,140	—	1,000,140
Senior Floating-Rate Loans	—	6,218,995	—	6,218,995
U.S. Treasury Obligations	—	115,873,434	—	115,873,434
Short-Term Investments:
Affiliated Fund	40,999,672	—	—	40,999,672
Commercial Paper	—	3,433,056	—	3,433,056
Total Investments	$40,999,672	$683,449,416	$ —	$724,449,088
Forward Foreign Currency Exchange Contracts	$ —	$174,116	$ —	$174,116
Futures Contracts	103,084	—	—	103,084
Total	$41,102,756	$683,623,532	$ —	$724,726,288
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(13,362)	$ —	$(13,362)
Total	$ —	$(13,362)	$ —	$(13,362)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce
16

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
N  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
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Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.260%
Over $1 billion	0.250%
For the six months ended March 31, 2026, the investment advisory fee amounted to $882,881 or 0.26% (annualized) of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $16,392 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $190,916.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $407,484.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $293,682 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $28,226 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $195,605,699 and $176,215,676, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $59,851,579 and $101,514,619, respectively.
18

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $19,674,297 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $8,915,104 are short-term and $10,759,193 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$724,648,126
Gross unrealized appreciation	$1,512,625
Gross unrealized depreciation	(1,447,825)
Net unrealized appreciation	$64,800
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the six months ended March 31, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $13,362. At March 31, 2026, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion
19

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$103,084(1)	$103,084
Receivable for open forward foreign currency exchange contracts	174,116	—	174,116
Total Asset Derivatives	$174,116	$103,084	$277,200
Derivatives not subject to master netting or similar agreements	$—	$103,084	$103,084
Total Asset Derivatives subject to master netting or similar agreements	$174,116	$—	$174,116
Payable for open forward foreign currency exchange contracts	$(13,362)	$ —	$(13,362)
Total Liability Derivatives subject to master netting or similar agreements	$(13,362)	$—	$(13,362)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
JPMorgan Chase Bank, N.A.	$174,116	$ —	$(155,899)	$ —	$18,217

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(13,362)	$ —	$ —	$ —	$(13,362)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
20

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$45,086	$ —	$45,086
Futures contracts	—	(53,266)	(53,266)
Total	$45,086	$(53,266)	$(8,180)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$160,754	$ —	$160,754
Futures contracts	—	100,301	100,301
Total	$160,754	$100,301	$261,055
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$9,245,000	$6,392,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $168,483 and the total value of collateral received was $171,707, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
21

Calvert
Ultra-Short Duration Income Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At March 31, 2026, the value of the Fund's investment in the Notes and in funds that may be deemed to be affiliated was $41,999,812, which represents 6.0% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 1,012,260	$ —	$ —	$ —	$(12,120)	$ 1,000,140	$ 25,000	$1,000,000
Short-Term Investments
Liquidity Fund	17,436,791	240,392,345	(216,829,464)	—	—	40,999,672	435,249	40,999,672
Total				$ —	$(12,120)	$41,999,812	$460,249

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,260,458	$22,426,868	6,098,970	$60,388,771
Reinvestment of distributions	431,134	4,277,512	922,652	9,138,838
Shares redeemed	(3,224,724)	(31,994,092)	(4,512,599)	(44,683,541)
Net increase (decrease)	(533,132)	$(5,289,712)	2,509,023	$24,844,068
Class I
Shares sold	10,994,250	$109,063,234	22,372,287	$221,521,652
Reinvestment of distributions	735,120	7,294,774	1,823,679	18,062,532
Shares redeemed	(9,154,227)	(90,831,365)	(34,593,292)	(342,422,304)
Net increase (decrease)	2,575,143	$25,526,643	(10,397,326)	$(102,838,120)
Class R6
Shares sold	1,444,152	$14,324,893	4,259,466	$42,141,250
Reinvestment of distributions	108,364	1,074,981	263,109	2,604,634
Shares redeemed	(1,064,977)	(10,559,747)	(6,468,280)	(64,026,370)
Net increase (decrease)	487,539	$4,840,127	(1,945,705)	$(19,280,486)
22

CULAX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	May 26, 2026